UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00483

ELFUN TRUSTS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Shareholder Report.

(a)	The Report to Shareholders is attached herewith.

Annual Report
December 31, 2023
Elfun Funds
Elfun International Equity Fund
Elfun Trusts
Elfun Diversified Fund
Elfun Tax-Exempt Income Fund
Elfun Income Fund
Elfun Government Money Market Fund

Elfun Funds
Annual Report
December 31, 2023

The information contained in this report is intended for the general information of shareholders of the Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus which contains important information concerning the Funds. You may find the fund’s prospectus and other information about the fund online at www.ssga.com or you also may get this information at no cost by calling 1-800-242-0134 or by sending an e-mail request to Statestreetfunds@ssga.com. Please read the prospectus carefully before you invest.

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Elfun Funds
Notes to Performance — December 31, 2023 (Unaudited)
Information on the following performance pages relates to the Elfun Funds.
Total returns take into account changes in share price and assume reinvestment of all dividends and capital gains distributions, if any. Total returns shown are net of Fund expenses.
The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Funds’ website at www.ssga.com for the most recent month-end performance data.
A portion of the Elfun Tax-Exempt Income Fund’s income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.
An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in a Fund is subject to risk, including possible loss of principal invested.
MSCI® Europe, Australasia, Far East Index (“MSCI® EAFE® Index”), The S&P 500® Index, MSCI ACWI ex-USA, MSCI® All-Country World ex USA Investable Market Index (“MSCI® ACWI ex USA Investable Market Index”), Bloomberg U.S. Municipal Bond Index, Bloomberg U.S. Aggregate Bond Index and Daily linked 90 Day U.S. T-Bill are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index. The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect the fees, expenses or taxes.
The MSCI® EAFE® Index is an unmanaged, free float-adjusted, market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.
The S&P 500 Index is an unmanaged, market capitalization-weighted index of 500 widely held U.S. stocks recognized by investors to be representative of the stock market in general.
MSCI ACWI ex-USA is a market-capitalization-weighted index maintained by MSCI and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The index includes both developed and emerging markets.
The MSCI ACWI ex USA Investable Market Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of securities, across all market capitalizations, in developed and emerging market countries excluding the United States.
The Bloomberg U.S. Aggregate Bond Index is a market value-weighted index of taxable investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first-rate bond market.
The Bloomberg U.S. Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.
The Daily-Linked 90-Day T-Bill is a measure of the performance of U.S. Treasury bills currently available in the market place having a remaining maturity of 90 days.
The views, expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the Elfun Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") for investment advisory and administrative services.
Notes to Performance	1

Elfun International Equity Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The Elfun International Equity Fund (the “Fund”) seeks to provide long-term growth of capital and future income by investing principally in foreign securities consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the MSCI EAFE Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 20.35%, and the return for the Index was 18.24%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of Fund performance during the Reporting Period relative to the Index included outperformance and an overweight position in information technology, outperformance in consumer discretionary, and, on the negative side, underperformance in financials.
2023 was a strong year for technology stocks globally. This provided a significant benefit to the Fund, whose largest sector overweight is in the sector. Even more benefit came from stock selection as the Fund outperformed the Index by nearly 19% in the sector. The biggest contributor was Japanese company Disco Corp., which rose nearly 164% in the year (in U.S. dollar). Disco Corp. is a dominant supplier of semiconductor back-end equipment for the dicing and grinding of chips. The company has benefitted in the short-term from cyclical recovery in semiconductor demand as well as newer demand drivers such as Artificial Intelligence, and longer-term from secular growth in semiconductor demand driven from the proliferation of technologies such as electric vehicles, cloud computing, and electrification.
In consumer discretionary, the Fund benefitted from a number of positions. Spanish specialty retailer Inditex, the parent company of brands such as Zara, was particularly strong as sales and margins surprised higher on strong execution. Other contributors included adidas AG and Sony Group Corp.. The three names were up an average 48.0% in 2023.
In financials, the Fund had more positive contributing positions than detractors, but overall the detractors were larger, leading to underperformance in the sector. The two largest detractors were AIA Group Ltd.(Hong Kong) and Worldline S.A. (France). Insurer AIA’s share price was impacted during China’s COVID-19 lockdown on restrictions on cross-border travel between Hong Kong and China. More recently, the weaker than expected reopening in China has continued to be a drag on AIA’s growth, as well as a mix shift away from more profitable protection products toward savings products, which have more competition. This resulted in lower margins. Worldline, a French payments processor, was hit by weak results as reduced economic activity hit its revenue and guidance. The position was exited.
The Fund used futures in order to efficiently manage cash flows during the Reporting Period. The Fund’s use of futures contributed positively to Fund performance relative to the Index.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Disco Corp., ASML Holding N.V., and SAP SE. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Shiseido Co. Ltd., Worldline S.A., and AIA Group Ltd.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
2	Elfun International Equity Fund

Elfun International Equity Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $173,625 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
AstraZeneca PLC	3.28%
ASML Holding N.V.	3.19%
Novartis AG	3.17%
LVMH Moet Hennessy Louis Vuitton SE	3.13%
Nestle S.A.	3.09%
Schneider Electric SE	2.83%
Disco Corp.	2.71%
SAP SE	2.64%
Sony Group Corp.	2.63%
Air Liquide S.A.	2.61%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 1/1/88)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun International Equity Fund	20.35%	10.18%	4.33%	$15,273
MSCI EAFE Index	18.24%	8.17%	4.28%	$15,204

(a)	Fair Value basis is inclusive of short-term investments in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun International Equity Fund	3

Elfun International Equity Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31
4	Elfun International Equity Fund

Elfun International Equity Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,047.60	$1,022.90
Expenses Paid During Period*	$ 2.32	$ 2.29
*	Expenses are equal to the Fund's annualized expense ratio of 0.45%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun International Equity Fund	5

Elfun International Equity Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock - 98.4% †
Australia - 1.9%
BHP Group Ltd., Class DI	93,363	$ 3,201,019
Brazil - 0.6%
Itau Unibanco Holding S.A. ADR	149,514	1,039,122
Canada - 0.9%
Brookfield Corp.	38,195	1,539,560
France - 18.0%
Air Liquide S.A.	23,258	4,524,867
AXA S.A.	106,311	3,463,201
BNP Paribas S.A.	44,009	3,042,785
Cie de Saint-Gobain S.A.	52,694	3,880,174
Dassault Systemes SE	67,137	3,280,596
EssilorLuxottica S.A.	19,274	3,866,450
LVMH Moet Hennessy Louis Vuitton SE	6,695	5,425,436
Safran S.A.	21,876	3,853,403
		31,336,912
Germany - 6.0%
adidas AG	12,179	2,477,603
Infineon Technologies AG	81,867	3,418,420
SAP SE	29,741	4,582,392
		10,478,415
Hong Kong - 3.3%
AIA Group Ltd.	397,167	3,461,234
Prudential PLC	199,544	2,256,847
		5,718,081
Ireland - 0.9%
Kerry Group PLC, Class A	17,972	1,561,619
Japan - 21.0%
Daikin Industries Ltd.	15,700	2,559,686
Disco Corp.	19,000	4,714,286
Hoya Corp.	21,852	2,731,888
Kao Corp.	41,300	1,699,106
Komatsu Ltd.	118,800	3,107,777
Mitsubishi UFJ Financial Group, Inc.	449,826	3,865,543
Murata Manufacturing Co. Ltd.	102,373	2,173,375
Recruit Holdings Co. Ltd.	98,000	4,145,084
Secom Co. Ltd.	11,000	792,346
Shimadzu Corp.	27,357	764,940
Shiseido Co. Ltd.	50,962	1,537,030
	Number of Shares	Fair Value
Sony Group Corp.	48,000	$ 4,565,754
Tokio Marine Holdings, Inc.	153,794	3,849,759
		36,506,574
Netherlands - 7.0%
ASML Holding N.V. (a)	7,362	5,543,880
ING Groep N.V.	216,760	3,238,719
Universal Music Group N.V.	120,783	3,443,647
		12,226,246
Norway - 1.3%
Equinor ASA	71,445	2,266,314
Portugal - 0.8%
Galp Energia SGPS S.A.	94,724	1,395,856
Singapore - 1.8%
United Overseas Bank Ltd.	146,100	3,151,046
Spain - 3.8%
Cellnex Telecom S.A. (b)	82,720	3,258,492
Industria de Diseno Textil S.A.	77,239	3,364,249
		6,622,741
Sweden - 2.1%
Assa Abloy AB, Class B	125,811	3,624,080
Switzerland - 6.8%
DSM-Firmenich AG	31,388	3,189,894
Novartis AG	54,660	5,511,786
Sika AG	9,264	3,012,602
		11,714,282
United Kingdom - 12.4%
Ashtead Group PLC	40,995	2,854,464
AstraZeneca PLC	42,157	5,696,623
Diageo PLC	72,667	2,645,680
London Stock Exchange Group PLC	36,569	4,323,367
Rentokil Initial PLC	459,423	2,581,643
Spirax-Sarco Engineering PLC	25,652	3,435,257
		21,537,034
United States - 9.8%
Experian PLC	66,348	2,708,264
Nestle S.A.	46,216	5,354,390
Roche Holding AG	13,828	4,017,045

See Notes to Schedules of Investments and Notes to Financial Statements.
6	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Schneider Electric SE	24,485	$ 4,916,669
		16,996,368
Total Common Stock (Cost $118,105,299)		170,915,269
Short-Term Investments - 1.5%
State Street Institutional Treasury Money Market Fund - Premier Class 5.28% (c)(d)	1,533,237	1,533,237
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (c)(d)(e)	1,176,046	1,176,046
Total Short-Term Investments (Cost $2,709,283)		2,709,283
Total Investments (Cost $120,814,582)		173,624,552
Other Assets and Liabilities, net - 0.1%		129,482
NET ASSETS - 100.0%		$ 173,754,034
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	March 2024	5	$ 542,089	$ 563,100	$ 21,011
During the period ended December 31, 2023, the average notional values related to long and short futures contracts were $940,389 and $572,703, respectively.
Notes to Schedule of Investments – December 31, 2023
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to $3,258,492 or 1.88% of the net assets of the Elfun International Equity Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	7

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2023
(e)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures.
†	Percentages are based on net assets as of December 31, 2023.

Abbreviations:
ADR - American Depositary Receipt

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 170,915,269	$ —	$ —	$ 170,915,269
Short-Term Investments	2,709,283	—	—	2,709,283
Total Investments in Securities	$ 173,624,552	$ —	$ —	$ 173,624,552
Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$ 21,011	$ —	$ —	$ 21,011
Total Other Financial Instruments	$ 21,011	$ —	$ —	$ 21,011
The Fund was invested in the following sectors at December 31, 2023 (Unaudited):
Sector	Percentage (based on Fair Value)
Pharmaceuticals	8.76%
Diversified Banks	8.26%
Semiconductor Materials & Equipment	5.90%
Building Products	5.79%
Apparel, Accessories & Luxury Goods	4.56%
Application Software	4.53%
Packaged Foods & Meats	3.99%
Healthcare Supplies	3.80%
Specialty Chemicals	3.58%
Life & Health Insurance	3.29%
Electrical Components & Equipment	2.83%
Consumer Electronics	2.63%
Industrial Gases	2.61%
Financial Exchanges & Data	2.49%
Human Resource & Employment Services	2.39%
Property & Casualty Insurance	2.22%
Aerospace & Defense	2.22%
Integrated Oil & Gas	2.11%
Multi-Line Insurance	1.99%
Industrial Machinery & Supplies & Components	1.98%
Movies & Entertainment	1.98%
Semiconductors	1.97%
Apparel Retail	1.94%
Personal Care Products	1.87%
Integrated Telecommunication Services	1.87%
Diversified Metals & Mining	1.84%
Construction Machinery & Heavy Transportation Equipment	1.79%
Trading Companies & Distributors	1.64%
See Notes to Schedules of Investments and Notes to Financial Statements.
8	Elfun International Equity Fund

Elfun International Equity Fund
Schedule of Investments, continued — December 31, 2023
Sector	Percentage (based on Fair Value)
Research & Consulting Services	1.56%
Distillers & Vintners	1.52%
Environmental & Facilities Services	1.49%
Electronic Components	1.25%
Asset Management & Custody Banks	0.89%
Security & Alarm Services	0.46%
Electronic Equipment & Instruments	0.44%
98.44%
Short-Term Investments
Short-Term Investments	1.56%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	1,192,777	$1,192,777	$10,660,493	$10,320,033	$—	$—	1,533,237	$1,533,237	$103,351
State Street Institutional U.S. Government Money Market Fund - Class G Shares	935,166	935,166	10,560,913	10,320,033	—	—	1,176,046	1,176,046	89,770
TOTAL		$2,127,943	$21,221,406	$20,640,066	$—	$—		$2,709,283	$193,121
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun International Equity Fund	9

Elfun Trusts
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The Elfun Trusts (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 34.49%, and return for the Index was 26.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Primary drivers of Fund performance relative to the Index during the Reporting Period included stock selection and overweight in communication services, stock selection in industrials, and, on the negative side, exposure to two companies impacted by the March 2023 banking crisis. Overall, the Fund delivered strong, broad-based outperformance versus the Index in a market that was notable for surprising resilience and narrowness of leadership that most active U.S. Funds found challenging.
In communication services, the Fund benefitted from holding key positions in interactive media, a component of the broader communication services sector that focuses on online platforms. This segment is dominated by Meta Platforms (formerly Facebook) and Alphabet, both of which the Fund is overweight and both of which outperformed significantly during the Reporting Period. These companies have dominant market positions in their respective specialties: Meta in social media, and Alphabet in online search, cloud, and other areas. They compete for online advertising, but between the two, have well over half of the total market. They also have new growth drivers in areas such as generative AI. Their strong performance over the last year should be put in context of the previous few years, where they experienced a massive surge during the early COVID-19 years only to give up much of it in 2022. This was especially the case with Meta, which experienced a particularly volatile two years. Their jump over the Reporting Period brings them close to the previous peak in late 2021. The Fund was further helped by having no holdings in the telecom segments of communication services, which underperformed during the year.
In industrials, we had a broadly positive view of the sector driven by tailwinds such as pent up capex demand, new growth drivers such as electrification and reshoring, and recent U.S. legislation providing incentives for investments in strategically important industries. Within the portfolio, we held several names that were direct beneficiaries of this including United Rentals, Parker Hannifin, and Eaton. The average return of the Fund’s industrials holdings was 44.9% for the year, well ahead of the broader Index.
Negative contribution came from two names in the financial sector that were impaired during the U.S. regional banking crisis early in 2023: First Republic Bank and Charles Schwab Corp. The rise in interest rates in 2022 and 2023 was initially a positive for the financial sector, but turned into a negative as deposit costs rose and asset valuations fell. Our view was that in a slowing economy, credit risk was the biggest potential issue in the sector, leading us to focus on positions with very low exposure in this area, including First Republic Bank and Charles Schwab Corp. The risk we underappreciated was that deposit outflows could threaten solvency in mid-sized banks. The failure of Silicon Valley Bank, which was not held by the Fund, in March of 2023 led rapidly to turmoil in U.S. financials, which First Republic was caught up in. Another portfolio holding, Charles Schwab Corp., while not a bank, was also impacted, raising concerns about the resilience of its business model. Both positions were exited during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were NVIDIA Corp., Microsoft Corp., and Meta Platforms, Inc.. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were First Republic Bank, Charles Schwab Corp., and Johnson & Johnson.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
10	Elfun Trusts

Elfun Trusts
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $3,635,069 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Microsoft Corp.	8.77%
Apple, Inc.	6.26%
Amazon.com, Inc.	5.37%
NVIDIA Corp.	4.87%
Meta Platforms, Inc., Class A	3.89%
Alphabet, Inc., Class C	3.87%
JPMorgan Chase & Co.	2.94%
Johnson & Johnson	2.66%
Merck & Co., Inc.	2.57%
UnitedHealth Group, Inc.	2.46%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 5/27/35)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Trusts	34.49%	17.82%	12.89%	$33,629
S&P 500® Index	26.29%	15.69%	12.03%	$31,149

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares and State Street Institutional Treasury Money Market Fund - Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun Trusts	11

Elfun Trusts
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
12	Elfun Trusts

Elfun Trusts
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,114.30	$1,024.30
Expenses Paid During Period*	$ 0.91	$ 0.87
*	Expenses are equal to the Fund's annualized expense ratio of 0.17%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun Trusts	13

Elfun Trusts
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Common Stock - 98.7% †
Apparel Retail - 1.7%
Ross Stores, Inc.	434,600	$ 60,144,294
Application Software - 2.1%
Salesforce, Inc. (a)	295,549	77,770,764
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc. (a)	618,491	59,634,902
Vertex Pharmaceuticals, Inc. (a)	127,042	51,692,120
		111,327,022
Broadline Retail - 5.4%
Amazon.com, Inc. (a)	1,284,400	195,151,736
Cable & Satellite - 1.1%
Charter Communications, Inc., Class A (a)	99,900	38,829,132
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	100,312	66,213,945
Diversified Banks - 2.9%
JPMorgan Chase & Co.	628,921	106,979,462
Electric Utilities - 2.0%
NextEra Energy, Inc.	1,190,800	72,329,192
Electrical Components & Equipment - 1.6%
Eaton Corp. PLC	249,100	59,988,262
Electronic Components - 1.6%
Amphenol Corp., Class A	594,400	58,922,872
Environmental & Facilities Services - 2.1%
Waste Management, Inc.	426,400	76,368,240
Financial Exchanges & Data - 2.0%
S&P Global, Inc.	162,700	71,672,604
Healthcare Equipment - 2.5%
Boston Scientific Corp. (a)	820,603	47,439,059
IDEXX Laboratories, Inc. (a)	77,400	42,960,870
		90,399,929
Industrial Gases - 2.4%
Linde PLC	212,700	87,358,017
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 2.1%
Parker-Hannifin Corp.	169,300	$ 77,996,510
Interactive Media & Services - 10.0%
Alphabet, Inc., Class C (a)	997,200	140,535,396
Alphabet, Inc., Class A (a)	586,000	81,858,340
Meta Platforms, Inc., Class A (a)	399,592	141,439,584
		363,833,320
Life Sciences Tools & Services - 2.3%
Thermo Fisher Scientific, Inc.	160,300	85,085,637
Managed Healthcare - 2.5%
UnitedHealth Group, Inc.	169,856	89,424,088
Oil & Gas Exploration & Production - 3.8%
ConocoPhillips	681,000	79,043,670
Pioneer Natural Resources Co.	258,000	58,019,040
		137,062,710
Packaged Foods & Meats - 1.3%
Mondelez International, Inc., Class A	670,183	48,541,355
Personal Care Products - 1.9%
Kenvue, Inc.	3,139,186	67,586,675
Pharmaceuticals - 5.2%
Johnson & Johnson	617,928	96,854,035
Merck & Co., Inc.	855,276	93,242,189
		190,096,224
Property & Casualty Insurance - 2.0%
Chubb Ltd.	329,300	74,421,800
Semiconductor Materials & Equipment - 3.0%
Applied Materials, Inc.	358,200	58,053,474
ASML Holding N.V.	66,000	49,956,720
		108,010,194
Semiconductors - 7.4%
ARM Holdings PLC ADR (a)	86,400	6,492,528
Broadcom, Inc.	60,700	67,756,375
NVIDIA Corp.	357,700	177,140,194
ON Semiconductor Corp. (a)	218,000	18,209,540
		269,598,637

See Notes to Schedules of Investments and Notes to Financial Statements.
14	Elfun Trusts

Elfun Trusts
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Systems Software - 9.6%
Microsoft Corp.	847,135	$ 318,556,645
ServiceNow, Inc. (a)	42,800	30,237,772
		348,794,417
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	1,181,000	227,377,930
Telecom Tower REITs - 2.2%
American Tower Corp.	364,329	78,651,345
Trading Companies & Distributors - 2.1%
United Rentals, Inc.	132,667	76,073,911
Transaction & Payment Processing Services - 4.8%
Mastercard, Inc., Class A	200,400	85,472,604
Visa, Inc., Class A	335,600	87,373,460
		172,846,064
Total Common Stock (Cost $1,608,899,978)		3,588,856,288
Short-Term Investments - 1.3%
State Street Institutional Treasury Money Market Fund - Premier Class 5.28% (b)(c)	24,256,056	24,256,056
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (b)(c)	21,957,027	21,957,027
Total Short-Term Investments (Cost $46,213,083)		46,213,083
Total Investments (Cost $1,655,113,061)		3,635,069,371
Other Assets and Liabilities, net - 0.0%*		1,345,222
NET ASSETS - 100.0%		$ 3,636,414,593
Notes to Schedule of Investments – December 31, 2023
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.
Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Trusts	15

Elfun Trusts
Schedule of Investments, continued — December 31, 2023
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$ 3,588,856,288	$ —	$ —	$ 3,588,856,288
Short-Term Investments	46,213,083	—	—	46,213,083
Total Investments in Securities	$ 3,635,069,371	$ —	$ —	$ 3,635,069,371

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	19,801,698	$19,801,698	$217,235,400	$212,781,042	$—	$—	24,256,056	$24,256,056	$1,471,317
State Street Institutional U.S. Government Money Market Fund - Class G Shares	18,975,185	18,975,185	215,762,883	212,781,041	—	—	21,957,027	21,957,027	1,419,174
TOTAL		$38,776,883	$432,998,283	$425,562,083	$—	$—		$46,213,083	$2,890,491
See Notes to Schedules of Investments and Notes to Financial Statements.
16	Elfun Trusts

Elfun Diversified Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The Elfun Diversified Fund (the “Fund”) seeks the highest total return consistent with prudent investment management and the preservation of capital (total return includes both income and capital appreciation). The Fund’s benchmarks are the S&P 500 Index, Bloomberg U.S. Aggregate Bond Index and the MSCI ACWI ex USA Investable Market Index (the “Indices”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 16.13%, and the return for the S&P 500 Index, Bloomberg U.S. Aggregate Bond Index and MSCI ACWI ex USA Investable Market Index, were 26.29%, 5.53% and 16.21% respectively. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The biggest drivers of the Fund’s performance were its positions in the S&P 500 Index, the MSCI® ACWI ex USA Investable Market Index, and the Bloomberg U.S. Aggregate Bond Index. All of which posted positive returns for the year.
The Fund began the year with a modest overweight position to U.S. fixed income offset with an underweight to U.S. equity while neutral to the benchmark within non-U.S. equities. In January, the Fund moved to an overweight U.S. equity position as an improvement in risk sentiment observed through an easing of risky debt spreads and a meaningful improvement in implied volatility on currency, signaled a more favorable environment for risk assets. Given the improvement in the macro environment, the Fund added to U.S. equities funded from fixed income. The Regional Bank issues punctuated by the Silicon Valley Bank failure in March reversed much of the gains of the first two months of 2023 as investors grew cautious and worried about the financial stability of the banking sector. However, the Federal Reserve’s (the “Fed”) quick intervention eased investor’s concerns and reignited the optimism around slowing inflation and a resilient U.S. consumer. The Fund remained overweight to U.S. equities and cash throughout the first quarter offset with an underweight to U.S. Fixed Income. The Fund extended the overweight U.S. equity position in the second quarter. Healthy corporate balance sheets, a resilient consumer, and strong labor markets provided support for the positive view on the U.S. equity market. The strength in the macro environment led to improved market sentiment measured by analysts upgrading corporate sales and earnings forecasts. The strengthening market fundamentals taken in tandem with the positive signals from market risk indicators resulted in the Fund extending the equity overweight in the second quarter. The Fund modestly reduced risk exposure in July due to a less constructive outlook for equities driven by weakening in macroeconomic factors and less attractive valuations after June’s positive performance. In the latter half of the third quarter the Fund moved underweight non-U.S. equities as regions such as Europe began to deteriorate from both a long-term price momentum and sentiment standpoint. The Fund used the proceeds from the reduced allocation to non-U.S. equities to further extend the U.S. equity overweight and went into the fourth quarter overweight U.S. equity and cash with an underweight to non-U.S. equity and fixed income. The Fund reduced risk exposure in October after what could be described as a hawkish Fed pause in September, which lead to spikes in yields and volatility, with implied volatility on equities experiencing a particularly sharp move higher. While the environment was not seen as outright negative for equity markets it suggested a more cautious allocation was warranted. As a result, the Fund sold U.S. equity to Fund an increased allocation to cash. However, underwhelming PMI data and another Fed pause in November reignited market views for an accommodative Fed with multiple interest rate cuts in 2024. Risky debt spreads decreased and implied volatility on equity moved lower signaling investor risk appetite had improved. As the market environment became more supportive for risk assets the Fund sold cash to further increase the overweight to U.S. equity. The Fund did not execute any tactical changes to the asset allocation in December as the environment remained supportive for risk assets as inflation continued to moderate and a narrative of peak policy rates gained momentum with market participants. The Fund ended 2023 with an overweight to U.S. equity and cash offset with underweights to non-U.S. equity and fixed income.
Global equity markets proved resilient in the first quarter of 2023. Stocks broadly started the year strong but the collapse of Silicon Valley Bank and broader concerns around the financial sector in March pulled down banking sector stocks. However, investors took comfort as regulators and central banks intervened to stabilize the sector. The global economy expanded in the second quarter, but momentum slowed in June as activity in the services sector showed signs of moderating. On balance, risk assets rallied in the second quarter as the economic data indicated U.S. inflation
Elfun Diversified Fund	17

Elfun Diversified Fund
Management's Discussion of Fund Performance, continued — December 31, 2023 (Unaudited)
was moving in the right direction while the job markets remained healthy. Through the first half of the year, U.S. markets were driven significantly by a select group of stocks known as the “Magnificent Seven”. These stocks were responsible for the majority of the market rally due to optimism around artificial intelligence (“AI”), while the rest of the market remained relatively flat. Global economic growth remained lackluster in the third quarter, with manufacturing activity contracting and the service sector showing signs of deceleration. Risk assets ended the third quarter down amid a sharp increase in interest rates and risk of financial instability in China. A volatile 2023 ended on a cautiously positive note, as developed market (“DM”) central banks generally signaled an end to their respective tightening cycles. Global economic activity also edged higher with service sector activity expanding. Inflation continued to decline during the quarter. During 2023, global growth slowed at divergent rates across key economies – growth in the United States outpaced expectations but growth disappointed elsewhere. In Q4, risk assets generally rose as rates rallied on the back of anticipated policy easing in 2024. The S&P 500 Index returned 11.69% for Q4 and 26.29% for the Reporting Period. Global equity markets ended 2023 with a rally, as recession concerns eased. The MSCI ACWI ex US Investable Market Index returned 9.87% over the final quarter of 2023 and 16.21% for the Reporting Period.
The tone of the December Federal Open Market Committee (“FOMC”) meeting shifted as Fed Chair, Jerome Powell, did not push against markets pricing of rate cuts in 2024. The Federal Reserve maintained restrictive monetary policy throughout 2023 but now anticipates three 25 basis point cuts to the Federal Funds rate over the course of 2024 as economic conditions are expected to weaken. Investment grade (IG) bonds fared well in 2023 following a difficult year in 2022. Despite higher yields throughout the year of 2023, IG bonds saw healthy issuance. The Bloomberg U.S. Aggregate Index ended the year up 6.80% for the fourth quarter and returned 5.52% for the Reporting Period.
The Fund used equity and treasury futures in order to actively manage equity exposure and duration during the Reporting Period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
18	Elfun Diversified Fund

Elfun Diversified Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $182,327 (in thousands) as of December 31, 2023 (a)(b)
Top Ten Largest Equity Holdings
as of December 31, 2023 (as a % of Fair Value) (a)(b)
Apple, Inc.	3.01%
Microsoft Corp.	2.99%
Amazon.com, Inc.	1.48%
NVIDIA Corp.	1.31%
Alphabet, Inc., Class A	0.88%
Meta Platforms, Inc., Class A	0.84%
Alphabet, Inc., Class C	0.75%
Tesla, Inc.	0.74%
Berkshire Hathaway, Inc., Class B	0.69%
JPMorgan Chase & Co.	0.53%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 1/1/88)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Diversified Fund	16.13%	8.05%	5.79%	$17,552
S&P 500® Index	26.29%	15.69%	12.03%	$31,149
MSCI ACWI ex USA Investable Market Index	15.62%	7.18%	4.11%	$14,755
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%	$11,964

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
(b)	Fair Value basis is inclusive of short-term investment in affiliated money market funds.
Elfun Diversified Fund	19

Elfun Diversified Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
20	Elfun Diversified Fund

Elfun Diversified Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,058.60	$1,023.60
Expenses Paid During Period*	$ 1.61	$ 1.58
*	Expenses are equal to the Fund's annualized net expense ratio of 0.31%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun Diversified Fund	21

Elfun Diversified Fund
Schedule of Investments — December 31, 2023
	Number of Shares	Fair Value
Domestic Equity - 44.2% †
Common Stock - 44.2%
Advertising - 0.0%*
Interpublic Group of Cos., Inc.	766	$ 25,002
Omnicom Group, Inc.	341	29,500
		54,502
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	149	38,491
Boeing Co. (a)	1,114	290,375
General Dynamics Corp.	433	112,437
Howmet Aerospace, Inc.	719	38,912
Huntington Ingalls Industries, Inc.	71	18,435
L3Harris Technologies, Inc.	381	80,246
Lockheed Martin Corp.	438	198,519
Northrop Grumman Corp.	276	129,207
RTX Corp.	2,780	233,909
Textron, Inc.	398	32,007
TransDigm Group, Inc.	111	112,288
		1,284,826
Agricultural & Farm Machinery - 0.1%
Deere & Co.	517	206,733
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,079	77,925
Bunge Global S.A.	300	30,285
		108,210
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	194	16,760
Expeditors International of Washington, Inc.	301	38,287
FedEx Corp.	464	117,378
United Parcel Service, Inc., Class B	1,418	222,952
		395,377
Apparel Retail - 0.2%
Ross Stores, Inc.	644	89,123
TJX Cos., Inc.	2,229	209,103
		298,226
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	224	114,529
Ralph Lauren Corp.	75	10,815
Tapestry, Inc.	436	16,049
	Number of Shares	Fair Value
VF Corp.	724	$ 13,611
		155,004
Application Software - 1.2%
Adobe, Inc. (a)(b)	885	527,991
ANSYS, Inc. (a)	176	63,867
Autodesk, Inc. (a)	430	104,696
Cadence Design Systems, Inc. (a)	530	144,356
Fair Isaac Corp. (a)	50	58,201
Intuit, Inc.	550	343,767
PTC, Inc. (a)	208	36,392
Roper Technologies, Inc.	214	116,666
Salesforce, Inc. (a)	1,891	497,598
Synopsys, Inc. (a)	297	152,928
Tyler Technologies, Inc. (a)	86	35,958
		2,082,420
Asset Management & Custody Banks - 0.4%
Ameriprise Financial, Inc.	196	74,447
Bank of New York Mellon Corp.	1,495	77,815
BlackRock, Inc.	275	223,245
Blackstone, Inc.	1,400	183,288
Franklin Resources, Inc.	592	17,636
Invesco Ltd.	809	14,432
Northern Trust Corp.	359	30,292
State Street Corp. (c)	591	45,779
T Rowe Price Group, Inc.	455	48,999
		715,933
Automobile Manufacturers - 0.9%
Ford Motor Co.	7,915	96,484
General Motors Co.	2,733	98,169
Tesla, Inc. (a)	5,391	1,339,556
		1,534,209
Automotive Parts & Equipment - 0.0%*
Aptiv PLC (a)	574	51,499
BorgWarner, Inc.	439	15,738
		67,237
Automotive Retail - 0.1%
AutoZone, Inc. (a)	34	87,911
CarMax, Inc. (a)	265	20,336
O'Reilly Automotive, Inc. (a)	117	111,159
		219,406

See Notes to Schedules of Investments and Notes to Financial Statements.
22	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Biotechnology - 0.9%
AbbVie, Inc.	3,432	$ 531,857
Amgen, Inc.	1,052	302,997
Biogen, Inc. (a)	292	75,561
Gilead Sciences, Inc.	2,453	198,717
Incyte Corp. (a)	311	19,528
Moderna, Inc. (a)	670	66,631
Regeneron Pharmaceuticals, Inc. (a)	209	183,563
Vertex Pharmaceuticals, Inc. (a)	503	204,666
		1,583,520
Brewers - 0.0%*
Molson Coors Beverage Co., Class B	297	18,179
Broadcasting - 0.0%*
Fox Corp., Class A	397	11,779
Fox Corp., Class B	283	7,825
Paramount Global, Class B	904	13,370
		32,974
Broadline Retail - 1.6%
Amazon.com, Inc. (a)(b)	17,741	2,695,567
eBay, Inc.	1,079	47,066
Etsy, Inc. (a)	232	18,804
		2,761,437
Building Products - 0.2%
A O Smith Corp.	200	16,488
Allegion PLC	178	22,551
Builders FirstSource, Inc. (a)	200	33,388
Carrier Global Corp.	1,613	92,667
Johnson Controls International PLC	1,375	79,255
Masco Corp.	373	24,984
Trane Technologies PLC	436	106,340
		375,673
Cable & Satellite - 0.2%
Charter Communications, Inc., Class A (a)	195	75,793
Comcast Corp., Class A	7,825	343,126
		418,919
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	167	33,357
	Number of Shares	Fair Value
Old Dominion Freight Line, Inc.	180	$ 72,959
		106,316
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (a)	338	15,845
Las Vegas Sands Corp.	771	37,941
MGM Resorts International (a)	520	23,234
Wynn Resorts Ltd.	160	14,578
		91,598
Commodity Chemicals - 0.1%
Dow, Inc.	1,422	77,983
LyondellBasell Industries N.V., Class A	518	49,251
		127,234
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	503	118,461
Cisco Systems, Inc.	7,813	394,713
F5, Inc. (a)	123	22,015
Juniper Networks, Inc.	645	19,015
Motorola Solutions, Inc.	316	98,936
		653,140
Computer & Electronics Retail - 0.0%*
Best Buy Co., Inc.	378	29,590
Construction & Engineering - 0.0%*
Quanta Services, Inc.	294	63,445
Construction Machinery & Heavy Transportation Equipment - 0.3%
Caterpillar, Inc.	1,003	296,557
Cummins, Inc.	286	68,517
PACCAR, Inc.	1,050	102,532
Westinghouse Air Brake Technologies Corp.	364	46,192
		513,798
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	125	62,364
Vulcan Materials Co.	268	60,838
		123,202
Consumer Electronics - 0.0%*
Garmin Ltd.	312	40,104

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	23

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Consumer Finance - 0.2%
American Express Co.	1,139	$ 213,380
Capital One Financial Corp.	767	100,569
Discover Financial Services	507	56,987
Synchrony Financial	703	26,848
		397,784
Consumer Staples Merchandise Retail - 0.7%
Costco Wholesale Corp.	861	568,329
Dollar General Corp.	443	60,226
Dollar Tree, Inc. (a)	424	60,229
Target Corp.	899	128,036
Walmart, Inc.	2,770	436,690
		1,253,510
Copper - 0.1%
Freeport-McMoRan, Inc.	2,727	116,088
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	609	81,959
Equinix, Inc.	187	150,608
		232,567
Data Processing & Outsourced Services - 0.0%*
Broadridge Financial Solutions, Inc.	240	49,380
Distillers & Vintners - 0.1%
Brown-Forman Corp., Class B	362	20,670
Constellation Brands, Inc., Class A	325	78,569
		99,239
Distributors - 0.1%
Genuine Parts Co.	285	39,472
LKQ Corp.	536	25,615
Pool Corp.	74	29,505
		94,592
Diversified Banks - 1.3%
Bank of America Corp.	13,396	451,043
Citigroup, Inc.	3,714	191,048
Comerica, Inc.	266	14,845
Fifth Third Bancorp	1,386	47,803
JPMorgan Chase & Co.	5,631	957,833
KeyCorp	1,872	26,957
PNC Financial Services Group, Inc.	763	118,151
U.S. Bancorp	3,053	132,134
	Number of Shares	Fair Value
Wells Fargo & Co.	7,132	$ 351,037
		2,290,851
Diversified Support Services - 0.1%
Cintas Corp.	174	104,863
Copart, Inc. (a)	1,748	85,652
		190,515
Drug Retail - 0.0%*
Walgreens Boots Alliance, Inc.	1,487	38,826
Electric Utilities - 0.7%
Alliant Energy Corp.	434	22,264
American Electric Power Co., Inc.	1,036	84,144
Constellation Energy Corp.	574	67,095
Duke Energy Corp.	1,502	145,754
Edison International	727	51,973
Entergy Corp.	429	43,411
Evergy, Inc.	466	24,325
Eversource Energy	709	43,759
Exelon Corp.	2,023	72,626
FirstEnergy Corp.	1,062	38,933
NextEra Energy, Inc.	3,965	240,834
NRG Energy, Inc.	455	23,524
PG&E Corp.	4,200	75,726
Pinnacle West Capital Corp.	230	16,523
PPL Corp.	1,455	39,430
Southern Co.	2,106	147,673
Xcel Energy, Inc.	1,112	68,844
		1,206,838
Electrical Components & Equipment - 0.3%
AMETEK, Inc.	465	76,674
Eaton Corp. PLC	779	187,599
Emerson Electric Co.	1,089	105,993
Generac Holdings, Inc. (a)	114	14,733
Hubbell, Inc.	100	32,893
Rockwell Automation, Inc.	232	72,031
		489,923
Electronic Components - 0.1%
Amphenol Corp., Class A	1,197	118,659
Corning, Inc.	1,540	46,893
		165,552
Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	361	57,431

See Notes to Schedules of Investments and Notes to Financial Statements.
24	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Teledyne Technologies, Inc. (a)	96	$ 42,844
Trimble, Inc. (a)	500	26,600
Zebra Technologies Corp., Class A (a)	97	26,513
		153,388
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	200	25,480
TE Connectivity Ltd.	602	84,581
		110,061
Environmental & Facilities Services - 0.1%
Republic Services, Inc.	415	68,438
Rollins, Inc.	525	22,927
Veralto Corp.	443	36,441
Waste Management, Inc.	714	127,877
		255,683
Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	335	26,632
Corteva, Inc.	1,282	61,433
FMC Corp.	253	15,952
Mosaic Co.	630	22,510
		126,527
Financial Exchanges & Data - 0.5%
Cboe Global Markets, Inc.	215	38,391
CME Group, Inc.	692	145,735
FactSet Research Systems, Inc.	66	31,485
Intercontinental Exchange, Inc.	1,115	143,200
MarketAxess Holdings, Inc.	62	18,157
Moody's Corp.	306	119,511
MSCI, Inc.	159	89,938
Nasdaq, Inc.	642	37,326
S&P Global, Inc.	627	276,206
		899,949
Food Distributors - 0.0%*
Sysco Corp.	928	67,865
Food Retail - 0.0%*
Kroger Co.	1,281	58,555
Footwear - 0.1%
NIKE, Inc., Class B	2,408	261,437
	Number of Shares	Fair Value
Gas Utilities - 0.0%*
Atmos Energy Corp.	255	$ 29,554
Gold - 0.1%
Newmont Corp.	2,255	93,334
Health Care REITs - 0.1%
Healthpeak Properties, Inc.	1,127	22,315
Ventas, Inc.	718	35,785
Welltower, Inc.	1,076	97,023
		155,123
Healthcare Distributors - 0.1%
Cardinal Health, Inc.	462	46,570
Cencora, Inc.	336	69,008
Henry Schein, Inc. (a)	264	19,987
McKesson Corp.	259	119,912
		255,477
Healthcare Equipment - 1.1%
Abbott Laboratories	3,411	375,448
Baxter International, Inc.	1,031	39,859
Becton Dickinson & Co.	557	135,813
Boston Scientific Corp. (a)	2,899	167,591
Dexcom, Inc. (a)	735	91,206
Edwards Lifesciences Corp. (a)	1,223	93,254
GE HealthCare Technologies, Inc.	785	60,696
Hologic, Inc. (a)	499	35,654
IDEXX Laboratories, Inc. (a)	167	92,693
Insulet Corp. (a)	133	28,858
Intuitive Surgical, Inc. (a)	688	232,104
Medtronic PLC	2,606	214,682
ResMed, Inc.	298	51,262
STERIS PLC	200	43,970
Stryker Corp.	660	197,644
Teleflex, Inc.	86	21,443
Zimmer Biomet Holdings, Inc.	423	51,479
		1,933,656
Healthcare Facilities - 0.1%
HCA Healthcare, Inc.	390	105,565
Universal Health Services, Inc., Class B	112	17,073
		122,638
Healthcare Services - 0.3%
Cigna Group	577	172,783

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	25

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
CVS Health Corp.	2,508	$ 198,032
DaVita, Inc. (a)	112	11,733
Laboratory Corp. of America Holdings	162	36,821
Quest Diagnostics, Inc.	191	26,335
		445,704
Healthcare Supplies - 0.0%*
Align Technology, Inc. (a)	123	33,702
Cooper Cos., Inc.	101	38,223
DENTSPLY SIRONA, Inc.	453	16,122
		88,047
Home Building - 0.1%
DR Horton, Inc.	574	87,236
Lennar Corp., Class A	509	75,861
NVR, Inc. (a)	6	42,003
PulteGroup, Inc.	399	41,185
		246,285
Home Furnishings - 0.0%*
Mohawk Industries, Inc. (a)	114	11,799
Home Improvement Retail - 0.5%
Home Depot, Inc.	1,946	674,386
Lowe's Cos., Inc.	1,129	251,259
		925,645
Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts, Inc.	1,333	25,954
Hotels, Resorts & Cruise Lines - 0.4%
Airbnb, Inc., Class A (a)	856	116,536
Booking Holdings, Inc. (a)	69	244,758
Carnival Corp. (a)	1,699	31,499
Expedia Group, Inc. (a)	254	38,555
Hilton Worldwide Holdings, Inc.	505	91,955
Marriott International, Inc., Class A	486	109,598
Norwegian Cruise Line Holdings Ltd. (a)	848	16,994
Royal Caribbean Cruises Ltd. (a)	446	57,753
		707,648
Household Appliances - 0.0%*
Whirlpool Corp.	111	13,516
	Number of Shares	Fair Value
Household Products - 0.5%
Church & Dwight Co., Inc.	430	$ 40,661
Clorox Co.	252	35,933
Colgate-Palmolive Co.	1,603	127,775
Kimberly-Clark Corp.	680	82,627
Procter & Gamble Co.	4,586	672,032
		959,028
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	805	187,541
Ceridian HCM Holding, Inc. (a)	314	21,076
Paychex, Inc.	646	76,945
Paycom Software, Inc.	84	17,364
Robert Half, Inc.	191	16,793
		319,719
Independent Power Producers & Energy Traders - 0.0%*
AES Corp.	1,124	21,637
Industrial Conglomerates - 0.4%
3M Co.	1,057	115,551
General Electric Co.	2,095	267,385
Honeywell International, Inc.	1,276	267,590
		650,526
Industrial Gases - 0.3%
Air Products & Chemicals, Inc.	425	116,365
Linde PLC	950	390,174
		506,539
Industrial Machinery & Supplies & Components - 0.4%
Dover Corp.	284	43,682
Fortive Corp.	713	52,498
IDEX Corp.	129	28,007
Illinois Tool Works, Inc.	534	139,876
Ingersoll Rand, Inc.	759	58,701
Nordson Corp.	93	24,567
Otis Worldwide Corp.	830	74,260
Parker-Hannifin Corp.	257	118,400
Pentair PLC	353	25,667
Snap-on, Inc.	99	28,595
Stanley Black & Decker, Inc.	259	25,408
Xylem, Inc.	488	55,808
		675,469
Industrial REITs - 0.1%
Prologis, Inc.	1,809	241,140

See Notes to Schedules of Investments and Notes to Financial Statements.
26	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Insurance Brokers - 0.3%
Aon PLC, Class A	395	$ 114,953
Arthur J Gallagher & Co.	432	97,148
Brown & Brown, Inc.	500	35,555
Marsh & McLennan Cos., Inc.	965	182,839
Willis Towers Watson PLC	212	51,134
		481,629
Integrated Oil & Gas - 0.8%
Chevron Corp.	3,412	508,934
Exxon Mobil Corp.	7,798	779,644
Occidental Petroleum Corp.	1,334	79,653
		1,368,231
Integrated Telecommunication Services - 0.3%
AT&T, Inc.	14,003	234,970
Verizon Communications, Inc.	8,250	311,025
		545,995
Interactive Home Entertainment - 0.1%
Electronic Arts, Inc.	497	67,995
Take-Two Interactive Software, Inc. (a)	320	51,504
		119,499
Interactive Media & Services - 2.6%
Alphabet, Inc., Class A (a)(b)	11,538	1,611,743
Alphabet, Inc., Class C (a)	9,708	1,368,149
Match Group, Inc. (a)	464	16,936
Meta Platforms, Inc., Class A (a)	4,327	1,531,585
		4,528,413
Internet Services & Infrastructure - 0.0%*
Akamai Technologies, Inc. (a)	264	31,244
VeriSign, Inc. (a)	182	37,485
		68,729
Investment Banking & Brokerage - 0.4%
Charles Schwab Corp.	2,890	198,832
Goldman Sachs Group, Inc.	631	243,421
Morgan Stanley	2,451	228,556
Raymond James Financial, Inc.	382	42,593
		713,402
IT Consulting & Other Services - 0.5%
Accenture PLC, Class A	1,219	427,759
	Number of Shares	Fair Value
Cognizant Technology Solutions Corp., Class A	944	$ 71,300
EPAM Systems, Inc. (a)	118	35,086
Gartner, Inc. (a)	159	71,727
International Business Machines Corp.	1,788	292,428
		898,300
Leisure Products - 0.0%*
Hasbro, Inc.	264	13,480
Life & Health Insurance - 0.2%
Aflac, Inc.	1,030	84,975
Globe Life, Inc.	163	19,840
MetLife, Inc.	1,204	79,620
Principal Financial Group, Inc.	380	29,895
Prudential Financial, Inc.	732	75,916
		290,246
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	566	78,691
Bio-Rad Laboratories, Inc., Class A (a)	39	12,593
Bio-Techne Corp.	319	24,614
Charles River Laboratories International, Inc. (a)	104	24,586
Danaher Corp.	1,292	298,891
Illumina, Inc. (a)	275	38,291
IQVIA Holdings, Inc. (a)	369	85,379
Mettler-Toledo International, Inc. (a)	44	53,370
Revvity, Inc.	237	25,906
Thermo Fisher Scientific, Inc.	759	402,870
Waters Corp. (a)	101	33,252
West Pharmaceutical Services, Inc.	149	52,466
		1,130,909
Managed Healthcare - 0.8%
Centene Corp. (a)	1,034	76,733
Elevance Health, Inc.	462	217,861
Humana, Inc.	235	107,585
Molina Healthcare, Inc. (a)	118	42,635
UnitedHealth Group, Inc.	1,801	948,172
		1,392,986
Metal, Glass & Plastic Containers - 0.0%*
Ball Corp.	549	31,578

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	27

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Movies & Entertainment - 0.5%
Live Nation Entertainment, Inc. (a)	244	$ 22,839
Netflix, Inc. (a)	850	413,848
Walt Disney Co.	3,596	324,683
Warner Bros Discovery, Inc. (a)	4,472	50,891
		812,261
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	287	53,732
Camden Property Trust	178	17,674
Equity Residential	701	42,873
Essex Property Trust, Inc.	109	27,025
Mid-America Apartment Communities, Inc.	239	32,136
UDR, Inc.	617	23,625
		197,065
Multi-Line Insurance - 0.1%
American International Group, Inc.	1,382	93,631
Assurant, Inc.	92	15,501
		109,132
Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc., Class B (a)	3,546	1,264,716
Multi-Utilities - 0.3%
Ameren Corp.	533	38,557
CenterPoint Energy, Inc.	1,240	35,427
CMS Energy Corp.	595	34,552
Consolidated Edison, Inc.	696	63,315
Dominion Energy, Inc.	1,684	79,148
DTE Energy Co.	418	46,089
NiSource, Inc.	692	18,373
Public Service Enterprise Group, Inc.	1,008	61,639
Sempra	1,265	94,533
WEC Energy Group, Inc.	638	53,700
		525,333
Office REITs - 0.0%*
Alexandria Real Estate Equities, Inc.	267	33,847
Boston Properties, Inc.	222	15,578
		49,425
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	2,015	$ 68,873
Halliburton Co.	1,763	63,732
Schlumberger N.V.	2,750	143,110
		275,715
Oil & Gas Exploration & Production - 0.5%
APA Corp.	621	22,281
ConocoPhillips	2,298	266,729
Coterra Energy, Inc.	1,495	38,152
Devon Energy Corp.	1,286	58,256
Diamondback Energy, Inc.	361	55,984
EOG Resources, Inc.	1,119	135,343
EQT Corp.	700	27,062
Hess Corp.	556	80,153
Marathon Oil Corp.	999	24,136
Pioneer Natural Resources Co.	468	105,244
		813,340
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	748	110,973
Phillips 66	856	113,968
Valero Energy Corp.	671	87,230
		312,171
Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan, Inc.	3,904	68,866
ONEOK, Inc.	1,172	82,298
Targa Resources Corp.	400	34,748
Williams Cos., Inc.	2,431	84,672
		270,584
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	605	42,338
VICI Properties, Inc.	2,000	63,760
		106,098
Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	487	21,019
Tractor Supply Co.	221	47,522
Ulta Beauty, Inc. (a)	101	49,489
		118,030
Packaged Foods & Meats - 0.3%
Campbell Soup Co.	365	15,779
Conagra Brands, Inc.	926	26,539
General Mills, Inc.	1,178	76,735

See Notes to Schedules of Investments and Notes to Financial Statements.
28	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Hershey Co.	303	$ 56,491
Hormel Foods Corp.	548	17,596
J M Smucker Co.	202	25,529
Kellanova	538	30,080
Kraft Heinz Co.	1,563	57,800
Lamb Weston Holdings, Inc.	252	27,239
McCormick & Co., Inc.	512	35,031
Mondelez International, Inc., Class A	2,678	193,967
Tyson Foods, Inc., Class A	507	27,251
		590,037
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	2,778	26,780
Avery Dennison Corp.	165	33,356
International Paper Co.	744	26,896
Packaging Corp. of America	175	28,509
Westrock Co.	458	19,016
		134,557
Passenger Airlines - 0.1%
American Airlines Group, Inc. (a)	1,394	19,154
Delta Air Lines, Inc.	1,300	52,299
Southwest Airlines Co.	1,218	35,176
United Airlines Holdings, Inc. (a)	636	26,241
		132,870
Passenger Ground Transportation - 0.1%
Uber Technologies, Inc. (a)	4,000	246,280
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	468	68,445
Kenvue, Inc.	3,504	75,441
		143,886
Pharmaceuticals - 1.7%
Bristol-Myers Squibb Co.	4,010	205,753
Catalent, Inc. (a)	329	14,782
Eli Lilly & Co.	1,553	905,275
Johnson & Johnson	4,685	734,327
Merck & Co., Inc.	4,968	541,612
Pfizer, Inc.	11,095	319,425
Viatris, Inc.	2,210	23,934
Zoetis, Inc.	898	177,238
		2,922,346
	Number of Shares	Fair Value
Property & Casualty Insurance - 0.4%
Allstate Corp.	527	$ 73,769
Arch Capital Group Ltd. (a)	700	51,989
Chubb Ltd.	802	181,252
Cincinnati Financial Corp.	269	27,831
Hartford Financial Services Group, Inc.	620	49,836
Loews Corp.	311	21,642
Progressive Corp.	1,143	182,057
Travelers Cos., Inc.	461	87,816
W R Berkley Corp.	350	24,752
		700,944
Publishing - 0.0%*
News Corp., Class A	811	19,910
News Corp., Class B	142	3,652
		23,562
Rail Transportation - 0.3%
CSX Corp.	3,949	136,912
Norfolk Southern Corp.	432	102,116
Union Pacific Corp.	1,198	294,253
		533,281
Real Estate Services - 0.1%
CBRE Group, Inc., Class A (a)	627	58,367
CoStar Group, Inc. (a)	779	68,077
		126,444
Regional Banks - 0.1%
Citizens Financial Group, Inc.	801	26,545
Huntington Bancshares, Inc.	2,934	37,321
M&T Bank Corp.	337	46,196
Regions Financial Corp.	1,597	30,950
Truist Financial Corp.	2,677	98,835
Zions Bancorp NA	252	11,055
		250,902
Reinsurance - 0.0%*
Everest Group Ltd.	75	26,518
Research & Consulting Services - 0.1%
Equifax, Inc.	249	61,575
Jacobs Solutions, Inc.	226	29,335
Leidos Holdings, Inc.	281	30,416
Verisk Analytics, Inc.	292	69,747
		191,073

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	29

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Restaurants - 0.5%
Chipotle Mexican Grill, Inc. (a)	53	$ 121,209
Darden Restaurants, Inc.	246	40,418
Domino's Pizza, Inc.	68	28,032
McDonald's Corp.	1,408	417,486
Starbucks Corp.	2,243	215,350
Yum! Brands, Inc.	564	73,692
		896,187
Retail REITs - 0.1%
Federal Realty Investment Trust	139	14,324
Kimco Realty Corp.	1,110	23,654
Realty Income Corp.	1,427	81,939
Regency Centers Corp.	334	22,378
Simon Property Group, Inc.	658	93,857
		236,152
Self Storage REITs - 0.1%
Extra Space Storage, Inc.	427	68,461
Public Storage	318	96,990
		165,451
Semiconductor Materials & Equipment - 0.4%
Applied Materials, Inc.	1,650	267,415
Enphase Energy, Inc. (a)	270	35,678
KLA Corp.	265	154,044
Lam Research Corp.	261	204,431
Teradyne, Inc.	263	28,541
		690,109
Semiconductors - 3.1%
Advanced Micro Devices, Inc. (a)	3,139	462,720
Analog Devices, Inc.	979	194,390
Broadcom, Inc.	855	954,394
First Solar, Inc. (a)	201	34,628
Intel Corp.	8,226	413,356
Microchip Technology, Inc.	1,050	94,689
Micron Technology, Inc.	2,129	181,689
Monolithic Power Systems, Inc.	97	61,186
NVIDIA Corp.	4,818	2,385,970
ON Semiconductor Corp. (a)	800	66,824
Qorvo, Inc. (a)	191	21,509
QUALCOMM, Inc.	2,194	317,318
Skyworks Solutions, Inc.	273	30,691
Texas Instruments, Inc.	1,785	304,271
		5,523,635
	Number of Shares	Fair Value
Single-Family Residential REITs - 0.0%*
Invitation Homes, Inc.	1,200	$ 40,932
Soft Drinks & Non-alcoholic Beverages - 0.6%
Coca-Cola Co.	7,644	450,461
Keurig Dr Pepper, Inc.	2,000	66,640
Monster Beverage Corp. (a)	1,454	83,765
PepsiCo, Inc.	2,671	453,642
		1,054,508
Specialty Chemicals - 0.3%
Albemarle Corp.	202	29,185
Celanese Corp.	206	32,006
DuPont de Nemours, Inc.	840	64,621
Eastman Chemical Co.	216	19,401
Ecolab, Inc.	510	101,159
International Flavors & Fragrances, Inc.	519	42,024
PPG Industries, Inc.	475	71,036
Sherwin-Williams Co.	459	143,162
		502,594
Steel - 0.1%
Nucor Corp.	476	82,843
Steel Dynamics, Inc.	267	31,533
		114,376
Systems Software - 3.6%
Fortinet, Inc. (a)	1,233	72,168
Gen Digital, Inc.	923	21,063
Microsoft Corp.	14,505	5,454,460
Oracle Corp.	3,095	326,306
Palo Alto Networks, Inc. (a)	598	176,338
ServiceNow, Inc. (a)	400	282,596
		6,332,931
Technology Distributors - 0.0%*
CDW Corp.	271	61,604
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	28,533	5,493,459
Hewlett Packard Enterprise Co.	2,663	45,218
HP, Inc.	1,779	53,530
NetApp, Inc.	367	32,355
Seagate Technology Holdings PLC	358	30,562
Western Digital Corp. (a)	544	28,489
		5,683,613

See Notes to Schedules of Investments and Notes to Financial Statements.
30	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Number of Shares	Fair Value
Telecom Tower REITs - 0.2%
American Tower Corp.	912	$ 196,882
Crown Castle, Inc.	872	100,446
SBA Communications Corp.	219	55,558
		352,886
Timber REITs - 0.0%*
Weyerhaeuser Co.	1,431	49,756
Tobacco - 0.2%
Altria Group, Inc.	3,463	139,697
Philip Morris International, Inc.	3,047	286,662
		426,359
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,087	70,405
United Rentals, Inc.	131	75,118
WW Grainger, Inc.	90	74,582
		220,105
Transaction & Payment Processing Services - 1.1%
Fidelity National Information Services, Inc.	1,195	71,784
Fiserv, Inc. (a)	1,183	157,150
FleetCor Technologies, Inc. (a)	151	42,674
Global Payments, Inc.	525	66,675
Jack Henry & Associates, Inc.	125	20,426
Mastercard, Inc., Class A	1,611	687,108
PayPal Holdings, Inc. (a)	2,125	130,496
Visa, Inc., Class A	3,103	807,866
		1,984,179
Water Utilities - 0.0%*
American Water Works Co., Inc.	394	52,004
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	1,003	160,811
Total Common Stock (Cost $54,425,341)		78,056,939
Total Domestic Equity (Cost $54,425,341)		78,056,939
	Number of Shares	Fair Value
Foreign Equity - 0.1%
Common Stock - 0.1%
Semiconductors - 0.1%
NXP Semiconductors N.V.	493	$ 113,232
Total Common Stock (Cost $87,754)		113,232
Total Foreign Equity (Cost $87,754)		113,232
	Principal Amount
Bonds and Notes - 28.5%
U.S. Treasuries - 8.5%
U.S. Treasury Bonds
2.25% 08/15/46	$ 533,000	379,596
3.00% 08/15/48	1,485,600	1,211,925
4.13% 08/15/53	254,000	257,453
4.38% 08/15/43	694,000	709,723
U.S. Treasury Notes
0.25% 07/31/25	1,225,200	1,147,429
0.75% 01/31/28	4,013,000	3,538,337
1.25% 11/30/26	100,000	92,477
1.63% 05/15/31	691,000	592,856
1.75% 01/31/29	246,000	221,996
2.75% 08/15/32	427,000	391,305
3.50% 04/30/28	1,120,000	1,102,412
3.88% 12/31/27 - 08/15/33	1,653,500	1,652,145
4.25% 10/15/25	399,000	398,299
4.63% 10/15/26 - 09/30/30	2,412,000	2,493,575
5.00% 09/30/25	848,000	856,712
		15,046,240
Agency Mortgage Backed - 7.6%
Federal Home Loan Mortgage Corp.
3.00% 04/01/43 - 10/01/49	1,252,990	1,132,646
4.50% 06/01/33 - 02/01/35	669	665
5.00% 07/01/35	6,031	6,101
5.50% 01/01/38 - 04/01/39	10,908	11,290
6.00% 06/01/33 - 11/01/37	26,196	27,496
6.50% 11/01/28	269	281
7.00% 12/01/29 - 08/01/36	7,012	7,539
7.50% 09/01/33	806	845
8.00% 07/01/26 - 11/01/30	776	811
8.50% 04/01/30	2,374	2,606
Federal National Mortgage Association
2.50% 03/01/51	603,909	513,374
3.00% 03/01/50	224,981	201,323

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	31

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.50% 08/01/45 - 01/01/48	$ 528,559	$ 494,408
4.00% 01/01/41 - 01/01/50	482,847	465,572
4.50% 07/01/33 - 12/01/48	238,322	236,903
5.00% 03/01/34 - 05/01/39	18,876	19,125
5.50% 07/01/33 - 01/01/39	40,078	41,314
6.00% 02/01/29 - 05/01/41	137,416	143,447
6.50% 07/01/29 - 08/01/36	3,889	4,101
7.00% 05/01/33 - 12/01/33	425	453
7.50% 12/01/26 - 03/01/33	1,521	1,580
8.00% 06/01/24 - 12/01/30	472	477
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97% 04/01/37 (d)	271	269
Government National Mortgage Association
3.00% 12/20/42 - 05/20/45	1,195,771	1,100,138
3.50% 08/20/48	203,102	191,592
4.00% 01/20/41 - 04/20/43	102,573	100,138
4.50% 08/15/33 - 03/20/41	42,769	42,645
5.00% 08/15/33	2,222	2,252
6.00% 07/15/33 - 04/15/34	3,560	3,725
6.50% 06/15/34 - 07/15/36	5,288	5,574
7.00% 04/15/28 - 10/15/36	1,299	1,358
7.50% 04/15/28	2,869	2,899
8.00% 05/15/30	110	113
Uniform Mortgage-Backed Security, TBA
2.00% 01/01/54 (e)	2,324,752	1,899,771
2.50% 01/01/54 (e)	2,478,847	2,108,773
3.00% 01/01/54 (e)	1,774,127	1,567,759
3.50% 01/01/54 (e)	1,000,000	916,634
4.50% 01/01/54 (e)	600,000	581,689
5.00% 01/01/54 (e)	1,137,389	1,125,653
5.50% 01/01/39 (e)	503,601	510,500
		13,473,839
Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51% 07/25/29	224,000	203,530
4.05% 09/25/28 (d)	71,000	69,983
Federal Home Loan Mortgage Corp. REMICS
5.50% 06/15/33 (f)	1,813	256
7.50% 07/15/27 (f)	1,149	81
Federal Home Loan Mortgage Corp. STRIPS
0.00% 08/01/27 (g)	57	52
	Principal Amount	Fair Value
8.00% 07/01/24 (f)**	$ 18	$ —
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08% 09/25/43 (d)(f)	74,171	857
Federal National Mortgage Association Interest STRIPS
4.50% 08/25/35 - 01/25/36 (f)	4,064	529
5.00% 03/25/38 - 05/25/38 (f)	2,674	423
5.50% 12/25/33 (f)	978	164
6.00% 01/25/35 (f)	2,782	494
8.00% 07/25/24 (f)	33	1
Federal National Mortgage Association REMICS
1.18% 12/25/42 (d)(f)	14,449	538
5.00% 09/25/40 (f)	3,699	370
Federal National Mortgage Association REMICS 5.89% + SOFR
0.55% 07/25/38 (d)(f)	3,066	275
Federal National Mortgage Association REMICS 6.44% + SOFR
1.10% 11/25/41 (d)(f)	442,872	56,995
		334,548
Corporate Notes - 10.2%
3M Co.
3.13% 09/19/46	14,000	10,249
7-Eleven, Inc.
0.80% 02/10/24 (h)	30,000	29,834
0.95% 02/10/26 (h)	77,000	71,164
Abbott Laboratories
3.75% 11/30/26	16,000	15,787
4.90% 11/30/46	13,000	13,330
AbbVie, Inc.
2.60% 11/21/24	26,000	25,405
2.95% 11/21/26	28,000	26,853
3.20% 05/14/26 - 11/21/29	28,000	26,665
4.05% 11/21/39	6,000	5,426
4.25% 11/21/49	17,000	15,172
4.30% 05/14/36	14,000	13,424
4.40% 11/06/42	8,000	7,429
4.63% 10/01/42	3,000	2,846
4.70% 05/14/45	2,000	1,909
4.88% 11/14/48	3,000	2,934
Advanced Micro Devices, Inc.
4.39% 06/01/52	33,000	31,297

See Notes to Schedules of Investments and Notes to Financial Statements.
32	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
AEP Texas, Inc.
3.45% 05/15/51	$ 26,000	$ 18,655
AEP Transmission Co. LLC
5.40% 03/15/53	15,000	15,626
Aetna, Inc.
3.50% 11/15/24	9,000	8,855
Aircastle Ltd.
4.25% 06/15/26	11,000	10,642
Alexandria Real Estate Equities, Inc.
1.88% 02/01/33	22,000	17,145
2.95% 03/15/34	20,000	16,689
3.55% 03/15/52	16,000	11,689
4.70% 07/01/30	4,000	3,921
Allstate Corp.
4.20% 12/15/46	18,000	15,286
Allstate Corp. (8.58% fixed rate until 01/29/24; 3.20% + 3-month Term SOFR)
8.58% 08/15/53 (d)	24,000	23,920
Ally Financial, Inc.
2.20% 11/02/28	23,000	19,669
Altria Group, Inc.
3.40% 05/06/30 - 02/04/41	45,000	38,596
4.00% 02/04/61	2,000	1,462
4.25% 08/09/42	2,000	1,631
4.45% 05/06/50	3,000	2,384
4.50% 05/02/43	3,000	2,501
Amazon.com, Inc.
1.50% 06/03/30	8,000	6,777
2.50% 06/03/50	25,000	16,656
2.70% 06/03/60	3,000	1,988
2.88% 05/12/41	15,000	11,782
3.15% 08/22/27	4,000	3,844
3.25% 05/12/61	8,000	5,888
4.05% 08/22/47	3,000	2,706
4.25% 08/22/57	3,000	2,767
Ameren Corp.
3.65% 02/15/26	6,000	5,824
American Electric Power Co., Inc.
2.30% 03/01/30	26,000	22,226
3.25% 03/01/50	2,000	1,427
American Honda Finance Corp.
5.85% 10/04/30	74,000	79,049
	Principal Amount	Fair Value
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3-month USD LIBOR thereafter)
5.75% 04/01/48 (d)	$ 2,000	$ 1,977
American Tower Corp.
1.50% 01/31/28	38,000	33,225
2.90% 01/15/30	5,000	4,467
3.80% 08/15/29	23,000	21,833
American Water Capital Corp.
2.95% 09/01/27	12,000	11,344
Amgen, Inc.
2.00% 01/15/32	40,000	32,780
3.00% 01/15/52	8,000	5,603
3.15% 02/21/40	15,000	11,686
3.38% 02/21/50	3,000	2,239
4.66% 06/15/51	3,000	2,734
5.51% 03/02/26	36,000	36,016
5.60% 03/02/43	20,000	20,682
5.65% 03/02/53	20,000	21,084
5.75% 03/02/63	20,000	21,036
AngloGold Ashanti Holdings PLC
3.38% 11/01/28	200,000	180,120
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65% 02/01/26	1,000	982
4.70% 02/01/36	7,000	6,986
4.90% 02/01/46	11,000	10,853
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30	10,000	9,531
4.00% 04/13/28	5,000	4,942
4.35% 06/01/40	10,000	9,358
4.38% 04/15/38	16,000	15,199
4.60% 04/15/48	3,000	2,846
4.75% 04/15/58	8,000	7,616
5.55% 01/23/49	14,000	15,099
Aon Corp./Aon Global Holdings PLC
2.90% 08/23/51	16,000	10,478
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT thereafter)
4.95% 01/14/50 (d)(h)	21,000	19,781
Apple, Inc.
2.20% 09/11/29	14,000	12,673
2.65% 02/08/51	44,000	30,206

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	33

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
2.80% 02/08/61	$ 17,000	$ 11,584
2.95% 09/11/49	3,000	2,206
3.35% 02/09/27	4,000	3,896
3.45% 02/09/45	20,000	16,688
3.85% 08/04/46	12,000	10,461
3.95% 08/08/52	14,000	12,283
4.85% 05/10/53	46,000	46,933
Applied Materials, Inc.
4.35% 04/01/47	2,000	1,889
Aptiv PLC
4.40% 10/01/46	3,000	2,427
ArcelorMittal S.A.
4.55% 03/11/26	71,000	69,943
6.80% 11/29/32	18,000	19,472
Archer-Daniels-Midland Co.
2.50% 08/11/26	3,000	2,857
ARES Capital Corp.
2.88% 06/15/28	26,000	23,038
3.25% 07/15/25	56,000	53,649
Arthur J Gallagher & Co.
3.50% 05/20/51	10,000	7,414
Ascension Health
4.85% 11/15/53	9,000	8,714
Ashtead Capital, Inc.
5.55% 05/30/33 (h)	200,000	197,766
Astrazeneca Finance LLC
1.75% 05/28/28	37,000	33,142
AstraZeneca PLC
3.00% 05/28/51	11,000	8,221
4.00% 01/17/29	4,000	3,950
4.38% 08/17/48	4,000	3,762
AT&T, Inc.
2.75% 06/01/31	75,000	65,709
3.65% 06/01/51	54,000	40,758
3.85% 06/01/60	19,000	14,196
4.35% 03/01/29	28,000	27,643
4.50% 05/15/35	9,000	8,537
4.55% 03/09/49	3,000	2,630
4.75% 05/15/46	3,000	2,720
4.85% 03/01/39	10,000	9,564
5.40% 02/15/34	21,000	21,669
Athene Holding Ltd.
4.13% 01/12/28	3,000	2,869
6.15% 04/03/30	14,000	14,465
Atmos Energy Corp.
6.20% 11/15/53	17,000	19,966
Avangrid, Inc.
3.15% 12/01/24	20,000	19,545
	Principal Amount	Fair Value
Bain Capital Specialty Finance, Inc.
2.95% 03/10/26	$ 31,000	$ 28,848
Bank of America Corp.
3.25% 10/21/27	37,000	35,218
4.18% 11/25/27	17,000	16,533
4.25% 10/22/26	99,000	97,221
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09% 06/14/29 (d)	45,000	39,685
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97% 07/21/52 (d)	32,000	22,580
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3-month Term SOFR)
3.42% 12/20/28 (d)	30,000	28,244
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.32% + 3-month Term SOFR)
3.56% 04/23/27 (d)	15,000	14,442
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71% 04/24/28 (d)	20,000	19,111
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT thereafter)
3.85% 03/08/37 (d)	25,000	21,956
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95% 01/23/49 (d)	13,000	10,934
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3-month Term SOFR)
4.24% 04/24/38 (d)	12,000	10,826
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3-month Term SOFR)
4.27% 07/23/29 (d)	8,000	7,720

See Notes to Schedules of Investments and Notes to Financial Statements.
34	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30% 01/28/25 (d)	$ 26,000	$ 24,485
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29% 04/25/34 (d)	56,000	56,157
Bank of America Corp. 1.84% + SOFR
5.87% 09/15/34 (d)	59,000	61,826
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63% 09/20/26 (d)	44,000	41,881
Bank of Nova Scotia (8.34% fixed rate until 04/12/24; 2.91% + 3-month Term SOFR)
8.34% 04/12/24 (d)	25,000	22,722
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 year CMT thereafter)
2.65% 06/24/31 (d)	200,000	168,824
Barrick North America Finance LLC
5.70% 05/30/41	2,000	2,105
BAT Capital Corp.
2.73% 03/25/31	15,000	12,583
3.73% 09/25/40	6,000	4,423
4.39% 08/15/37	8,000	6,709
4.54% 08/15/47	3,000	2,307
4.91% 04/02/30	6,000	5,902
6.42% 08/02/33	14,000	14,659
7.08% 08/02/53	13,000	13,910
Baxter International, Inc.
1.92% 02/01/27	57,000	52,241
2.27% 12/01/28	20,000	17,923
2.54% 02/01/32	14,000	11,747
3.13% 12/01/51	13,000	8,964
3.95% 04/01/30	17,000	16,130
Baylor Scott & White Holdings
2.84% 11/15/50	4,000	2,759
Becton Dickinson & Co.
3.70% 06/06/27	16,000	15,506
4.67% 06/06/47	3,000	2,798
4.69% 12/15/44	2,000	1,873
	Principal Amount	Fair Value
Berkshire Hathaway Energy Co.
3.25% 04/15/28	$ 4,000	$ 3,800
3.70% 07/15/30	52,000	49,256
3.80% 07/15/48	4,000	3,173
4.25% 10/15/50	32,000	27,152
Berkshire Hathaway Finance Corp.
2.85% 10/15/50	57,000	39,996
4.25% 01/15/49	14,000	13,082
Berry Global, Inc.
4.88% 07/15/26 (h)	23,000	22,664
BHP Billiton Finance USA Ltd.
4.90% 02/28/33	33,000	33,765
5.00% 09/30/43	3,000	3,031
5.25% 09/08/33	44,000	45,679
5.50% 09/08/53	17,000	18,579
Biogen, Inc.
2.25% 05/01/30	4,000	3,415
Block Financial LLC
2.50% 07/15/28	15,000	13,377
3.88% 08/15/30	3,000	2,744
Boardwalk Pipelines LP
4.80% 05/03/29	5,000	4,910
Boeing Co.
2.20% 02/04/26	56,000	52,919
2.70% 02/01/27	32,000	30,189
2.95% 02/01/30	3,000	2,707
3.25% 03/01/28	4,000	3,759
3.55% 03/01/38	2,000	1,626
3.75% 02/01/50	30,000	23,366
5.04% 05/01/27	38,000	38,352
5.15% 05/01/30	12,000	12,217
5.81% 05/01/50	8,000	8,297
Boston Properties LP
3.40% 06/21/29	28,000	25,175
Boston Scientific Corp.
4.70% 03/01/49	3,000	2,888
BP Capital Markets America, Inc.
3.00% 02/24/50	13,000	9,212
3.38% 02/08/61	29,000	21,008
4.81% 02/13/33	25,000	25,229
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT thereafter)
4.38% 06/22/25 (d)	26,000	25,669

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	35

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT thereafter)
4.88% 03/22/30 (d)	$ 20,000	$ 18,757
Bristol-Myers Squibb Co.
1.45% 11/13/30	15,000	12,326
2.35% 11/13/40	4,000	2,792
3.20% 06/15/26	4,000	3,882
3.40% 07/26/29	2,000	1,896
3.55% 03/15/42	6,000	4,909
4.13% 06/15/39	6,000	5,411
4.25% 10/26/49	6,000	5,206
4.35% 11/15/47	3,000	2,642
4.55% 02/20/48	2,000	1,820
6.25% 11/15/53	10,000	11,456
Brixmor Operating Partnership LP
2.25% 04/01/28	28,000	24,866
3.90% 03/15/27	4,000	3,812
Broadcom, Inc.
3.19% 11/15/36 (h)	3,000	2,435
3.42% 04/15/33 (h)	50,000	43,923
3.47% 04/15/34 (h)	15,000	13,056
4.15% 11/15/30	16,000	15,285
4.30% 11/15/32	4,000	3,835
4.93% 05/15/37 (h)	20,000	19,347
Brooklyn Union Gas Co.
4.87% 08/05/32 (h)	65,000	60,774
Brown-Forman Corp.
4.00% 04/15/38	3,000	2,719
Bunge Ltd. Finance Corp.
3.75% 09/25/27	3,000	2,892
Burlington Northern Santa Fe LLC
4.15% 12/15/48	3,000	2,644
4.55% 09/01/44	10,000	9,333
Cameron LNG LLC
3.30% 01/15/35 (h)	3,000	2,557
Canadian Natural Resources Ltd.
3.85% 06/01/27	5,000	4,856
4.95% 06/01/47	4,000	3,632
Canadian Pacific Railway Co.
1.75% 12/02/26	26,000	23,997
3.10% 12/02/51	7,000	5,067
3.50% 05/01/50	5,000	3,835
Capital One Financial Corp.
3.75% 07/28/26	19,000	18,200
	Principal Amount	Fair Value
Cardinal Health, Inc.
3.08% 06/15/24	$ 4,000	$ 3,952
Carlisle Cos., Inc.
2.20% 03/01/32	35,000	28,384
Carrier Global Corp.
2.72% 02/15/30	58,000	51,927
3.58% 04/05/50	24,000	18,811
5.90% 03/15/34 (h)	15,000	16,235
Caterpillar, Inc.
3.25% 09/19/49 - 04/09/50	8,000	6,337
Cenovus Energy, Inc.
2.65% 01/15/32	8,000	6,638
3.75% 02/15/52	11,000	8,110
Centene Corp.
3.00% 10/15/30	10,000	8,705
3.38% 02/15/30	51,000	45,764
4.25% 12/15/27	60,000	57,952
CenterPoint Energy, Inc.
2.65% 06/01/31	22,000	18,826
Charles Schwab Corp.
2.45% 03/03/27	185,000	172,226
2.90% 03/03/32	9,000	7,761
Charles Schwab Corp. 2.01% + SOFR
6.14% 08/24/34 (d)	39,000	41,186
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT thereafter)
4.00% 12/01/30 (d)	37,000	29,324
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64% 05/19/29 (d)	64,000	65,712
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 06/01/41	77,000	54,440
3.70% 04/01/51	85,000	55,359
4.80% 03/01/50	25,000	19,458
5.05% 03/30/29	18,000	17,823
5.75% 04/01/48	10,000	8,891
Cheniere Corpus Christi Holdings LLC
5.88% 03/31/25	68,000	68,164
Cheniere Energy Partners LP
4.50% 10/01/29	55,000	52,538
Chevron Corp.
2.24% 05/11/30	3,000	2,658

See Notes to Schedules of Investments and Notes to Financial Statements.
36	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.08% 05/11/50	$ 4,000	$ 3,026
Chevron USA, Inc.
3.85% 01/15/28	19,000	18,750
3.90% 11/15/24	5,000	4,954
Chubb INA Holdings, Inc.
4.35% 11/03/45	4,000	3,759
Church & Dwight Co., Inc.
2.30% 12/15/31	10,000	8,491
Cigna Group
2.40% 03/15/30	7,000	6,133
3.25% 04/15/25	7,000	6,832
3.40% 03/01/27 - 03/15/51	24,000	19,775
4.13% 11/15/25	16,000	15,801
4.38% 10/15/28	4,000	3,968
Cisco Systems, Inc.
5.90% 02/15/39	4,000	4,441
Citibank NA
5.80% 09/29/28	250,000	261,035
Citigroup, Inc.
4.45% 09/29/27	12,000	11,723
4.65% 07/23/48	26,000	24,055
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56% 05/01/32 (d)	159,000	132,719
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98% 11/05/30 (d)	39,000	34,765
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79% 03/17/33 (d)	109,000	98,068
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88% 01/24/39 (d)	7,000	6,044
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70% 01/30/25 (d)	22,000	20,500
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17% 05/25/34 (d)	24,000	24,892
Cleveland Electric Illuminating Co.
4.55% 11/15/30 (h)	31,000	29,420
CME Group, Inc.
2.65% 03/15/32	14,000	12,443
3.75% 06/15/28	3,000	2,935
	Principal Amount	Fair Value
CMS Energy Corp.
4.88% 03/01/44	$ 11,000	$ 10,454
Coca-Cola Co.
2.60% 06/01/50	8,000	5,516
2.75% 06/01/60	3,000	2,080
Comcast Corp.
2.65% 08/15/62	3,000	1,846
2.80% 01/15/51	3,000	2,000
2.89% 11/01/51	14,000	9,481
2.94% 11/01/56	13,000	8,569
2.99% 11/01/63	3,000	1,938
3.20% 07/15/36	4,000	3,366
3.25% 11/01/39	14,000	11,373
3.97% 11/01/47	24,000	20,174
4.15% 10/15/28	2,000	1,972
CommonSpirit Health
4.35% 11/01/42	24,000	20,836
Conagra Brands, Inc.
5.30% 11/01/38	3,000	2,934
5.40% 11/01/48	3,000	2,906
ConocoPhillips Co.
4.30% 11/15/44	5,000	4,480
5.55% 03/15/54	21,000	22,353
5.70% 09/15/63	26,000	28,129
Consolidated Edison Co. of New York, Inc.
2.90% 12/01/26	14,000	13,200
3.35% 04/01/30	4,000	3,735
3.88% 06/15/47	4,000	3,251
3.95% 04/01/50	14,000	11,717
Constellation Brands, Inc.
3.15% 08/01/29	25,000	23,255
3.70% 12/06/26	20,000	19,501
4.50% 05/09/47	3,000	2,673
Constellation Energy Generation LLC
6.50% 10/01/53	17,000	19,210
Continental Resources, Inc.
2.88% 04/01/32 (h)	20,000	16,226
3.80% 06/01/24	117,000	115,959
Corebridge Financial, Inc.
3.90% 04/05/32	92,000	83,342
Corning, Inc.
4.38% 11/15/57	3,000	2,621
Corporate Office Properties LP
2.00% 01/15/29	24,000	19,930
2.25% 03/15/26	10,000	9,338
2.75% 04/15/31	7,000	5,704

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	37

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Crown Castle, Inc.
2.90% 03/15/27	$ 45,000	$ 42,120
3.30% 07/01/30	32,000	28,713
4.15% 07/01/50	19,000	15,382
5.20% 02/15/49	4,000	3,783
CSL Finance PLC
4.25% 04/27/32 (h)	27,000	26,276
CSX Corp.
4.50% 03/15/49 - 08/01/54	18,000	16,603
CubeSmart LP
2.50% 02/15/32	26,000	21,602
4.38% 02/15/29	10,000	9,707
Cummins, Inc.
1.50% 09/01/30	8,000	6,667
2.60% 09/01/50	8,000	5,308
CVS Health Corp.
3.00% 08/15/26	11,000	10,520
3.25% 08/15/29	9,000	8,380
3.63% 04/01/27	9,000	8,726
3.75% 04/01/30	8,000	7,542
3.88% 07/20/25	8,000	7,857
4.25% 04/01/50	7,000	5,854
4.30% 03/25/28	9,000	8,847
4.78% 03/25/38	13,000	12,289
5.00% 12/01/24	13,000	12,920
5.13% 07/20/45	4,000	3,791
5.30% 06/01/33 - 12/05/43	44,000	44,588
5.88% 06/01/53	13,000	13,697
6.00% 06/01/63	3,000	3,195
Dell International LLC/EMC Corp.
4.00% 07/15/24	14,000	13,862
6.02% 06/15/26	3,000	3,070
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31% 11/16/27 (d)	150,000	137,133
DH Europe Finance II SARL
2.60% 11/15/29	7,000	6,334
3.25% 11/15/39	4,000	3,320
3.40% 11/15/49	3,000	2,374
Diamondback Energy, Inc.
3.13% 03/24/31	13,000	11,567
3.25% 12/01/26	4,000	3,881
3.50% 12/01/29	4,000	3,717
4.40% 03/24/51	5,000	4,156
Digital Realty Trust LP
3.60% 07/01/29	17,000	15,975
	Principal Amount	Fair Value
Discovery Communications LLC
3.95% 03/20/28	$ 16,000	$ 15,240
4.95% 05/15/42	2,000	1,634
5.00% 09/20/37	2,000	1,793
Dollar General Corp.
3.50% 04/03/30	29,000	26,726
4.13% 04/03/50	4,000	3,172
Dollar Tree, Inc.
4.00% 05/15/25	64,000	62,865
Dominion Energy, Inc.
3.07% 08/15/24 (i)	14,000	13,760
3.38% 04/01/30	14,000	12,900
Dover Corp.
2.95% 11/04/29	8,000	7,241
Dow Chemical Co.
2.10% 11/15/30	18,000	15,416
3.60% 11/15/50	3,000	2,320
4.25% 10/01/34	4,000	3,831
5.55% 11/30/48	12,000	12,295
6.30% 03/15/33	21,000	23,174
DTE Energy Co.
2.85% 10/01/26	19,000	17,961
Duke Energy Carolinas LLC
3.95% 03/15/48	4,000	3,309
Duke Energy Corp.
2.55% 06/15/31	22,000	18,774
3.30% 06/15/41	27,000	20,707
3.50% 06/15/51	56,000	41,210
3.75% 09/01/46	44,000	34,066
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT thereafter)
4.88% 09/16/24 (d)	40,000	39,454
Duke Energy Progress LLC
4.15% 12/01/44	14,000	11,955
DuPont de Nemours, Inc.
5.42% 11/15/48	3,000	3,133
Duquesne Light Holdings, Inc.
3.62% 08/01/27 (h)	12,000	11,193
Eastman Chemical Co.
4.65% 10/15/44	5,000	4,409
Eaton Corp.
3.10% 09/15/27	4,000	3,829
Edison International
4.95% 04/15/25	29,000	28,803
5.75% 06/15/27	5,000	5,111
EIDP, Inc.
2.30% 07/15/30	28,000	24,531

See Notes to Schedules of Investments and Notes to Financial Statements.
38	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Elevance Health, Inc.
3.60% 03/15/51	$ 7,000	$ 5,498
3.70% 09/15/49	6,000	4,766
5.13% 02/15/53	4,000	4,013
6.10% 10/15/52	11,000	12,508
Eli Lilly & Co.
4.95% 02/27/63	6,000	6,230
Emera U.S. Finance LP
2.64% 06/15/31	26,000	21,330
Emerson Electric Co.
1.80% 10/15/27	37,000	33,779
2.75% 10/15/50	45,000	30,840
Enbridge Energy Partners LP
5.50% 09/15/40	2,000	1,969
Enbridge, Inc.
1.60% 10/04/26	61,000	55,864
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT thereafter)
5.75% 07/15/80 (d)	38,000	34,960
Energy Transfer LP
4.50% 04/15/24	16,000	15,934
4.95% 06/15/28	9,000	8,979
5.30% 04/01/44 - 04/15/47	10,000	9,212
5.35% 05/15/45	14,000	13,005
5.75% 02/15/33	14,000	14,467
6.10% 12/01/28	61,000	64,220
6.13% 12/15/45	3,000	3,035
6.40% 12/01/30	17,000	18,186
6.50% 02/01/42	3,000	3,174
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT thereafter)
6.75% 05/15/25 (d)	85,000	81,497
Enterprise Products Operating LLC
4.25% 02/15/48	20,000	17,595
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25% 08/16/77 (d)	3,000	2,881
EOG Resources, Inc.
4.15% 01/15/26	2,000	1,981
4.95% 04/15/50	4,000	3,942
5.10% 01/15/36	4,000	3,927
Equinix, Inc.
1.25% 07/15/25	8,000	7,533
2.15% 07/15/30	13,000	11,041
	Principal Amount	Fair Value
ERP Operating LP
4.50% 07/01/44	$ 6,000	$ 5,324
Estee Lauder Cos., Inc.
2.38% 12/01/29	3,000	2,672
Everest Reinsurance Holdings, Inc.
3.13% 10/15/52	19,000	13,031
Eversource Energy
3.45% 01/15/50	10,000	7,230
Exelon Corp.
4.05% 04/15/30	15,000	14,333
4.45% 04/15/46	7,000	6,087
4.70% 04/15/50	7,000	6,325
Extra Space Storage LP
2.20% 10/15/30	13,000	10,819
3.90% 04/01/29	9,000	8,536
5.90% 01/15/31	45,000	47,027
Exxon Mobil Corp.
2.61% 10/15/30	46,000	41,090
3.45% 04/15/51	6,000	4,722
FedEx Corp.
4.10% 02/01/45	27,000	22,773
Fidelity National Financial, Inc.
3.20% 09/17/51	16,000	10,200
Fidelity National Information Services, Inc.
1.65% 03/01/28	12,000	10,701
3.10% 03/01/41	2,000	1,488
FirstEnergy Transmission LLC
4.55% 04/01/49 (h)	18,000	15,580
Fiserv, Inc.
3.50% 07/01/29	32,000	30,139
4.40% 07/01/49	2,000	1,767
Florida Power & Light Co.
2.85% 04/01/25	30,000	29,288
4.13% 02/01/42	9,000	8,106
Flowers Foods, Inc.
2.40% 03/15/31	12,000	10,098
Flowserve Corp.
2.80% 01/15/32	17,000	14,081
Freeport-McMoRan, Inc.
4.25% 03/01/30	22,000	20,665
GA Global Funding Trust
1.63% 01/15/26 (h)	20,000	18,397
General Mills, Inc.
3.00% 02/01/51	14,000	9,762
General Motors Co.
5.20% 04/01/45	3,000	2,705
5.40% 04/01/48	4,000	3,667

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	39

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
6.13% 10/01/25	$ 53,000	$ 53,685
6.80% 10/01/27	3,000	3,182
General Motors Financial Co., Inc.
1.25% 01/08/26	110,000	101,795
2.35% 01/08/31	8,000	6,616
5.25% 03/01/26	26,000	26,022
5.85% 04/06/30	86,000	88,751
6.10% 01/07/34	68,000	69,927
Genuine Parts Co.
2.75% 02/01/32	13,000	10,876
George Washington University
4.13% 09/15/48	15,000	13,364
Georgia-Pacific LLC
1.75% 09/30/25 (h)	25,000	23,660
3.60% 03/01/25 (h)	66,000	64,847
Gilead Sciences, Inc.
2.60% 10/01/40	6,000	4,420
2.95% 03/01/27	3,000	2,861
3.50% 02/01/25	6,000	5,906
3.65% 03/01/26	4,000	3,920
4.15% 03/01/47	5,000	4,361
4.60% 09/01/35	13,000	12,862
5.25% 10/15/33	38,000	39,658
5.55% 10/15/53	8,000	8,677
GlaxoSmithKline Capital PLC
3.38% 06/01/29	10,000	9,635
GlaxoSmithKline Capital, Inc.
3.63% 05/15/25	13,000	12,784
Glencore Funding LLC
3.88% 04/27/51 (h)	3,000	2,319
Goldman Sachs Group, Inc.
3.85% 01/26/27	58,000	56,460
4.25% 10/21/25	109,000	106,998
5.15% 05/22/45	4,000	3,869
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54% 09/10/27 (d)	22,000	19,955
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38% 07/21/32 (d)	14,000	11,511
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91% 07/21/42 (d)	11,000	8,040
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21% 04/22/42 (d)	$ 15,000	$ 11,480
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44% 02/24/43 (d)	26,000	20,349
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81% 04/23/29 (d)	5,000	4,750
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02% 10/31/38 (d)	4,000	3,492
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22% 05/01/29 (d)	15,000	14,502
Graphic Packaging International LLC
1.51% 04/15/26 (h)	24,000	21,830
Gray Oak Pipeline LLC
2.60% 10/15/25 (h)	25,000	23,710
Halliburton Co.
3.80% 11/15/25	2,000	1,961
5.00% 11/15/45	4,000	3,878
Hartford Financial Services Group, Inc. (7.77% fixed rate until 01/29/24; 2.39% + 3-month Term SOFR)
7.77% 02/12/67 (d)(h)	10,000	8,615
HCA, Inc.
3.13% 03/15/27	40,000	37,926
3.50% 09/01/30	14,000	12,699
3.63% 03/15/32	12,000	10,734
4.63% 03/15/52	22,000	18,776
5.38% 02/01/25	111,000	110,954
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20% 06/01/30 (h)	12,000	10,237
3.20% 06/01/50 (h)	3,000	2,129
Healthcare Realty Holdings LP
2.00% 03/15/31	4,000	3,214
Helmerich & Payne, Inc.
2.90% 09/29/31	8,000	6,714

See Notes to Schedules of Investments and Notes to Financial Statements.
40	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Hess Corp.
5.60% 02/15/41	$ 3,000	$ 3,151
5.80% 04/01/47	2,000	2,158
Hewlett Packard Enterprise Co.
6.35% 10/15/45	3,000	3,240
Highwoods Realty LP
4.13% 03/15/28	3,000	2,761
4.20% 04/15/29	16,000	14,519
7.65% 02/01/34	15,000	16,214
Home Depot, Inc.
2.70% 04/15/30	5,000	4,574
3.35% 04/15/50	7,000	5,442
3.50% 09/15/56	4,000	3,148
3.90% 12/06/28 - 06/15/47	6,000	5,537
4.50% 12/06/48	3,000	2,835
4.95% 09/15/52	4,000	4,055
Honeywell International, Inc.
1.75% 09/01/31	14,000	11,686
2.70% 08/15/29	8,000	7,396
Hormel Foods Corp.
1.80% 06/11/30	26,000	22,114
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87% 11/22/32 (d)	200,000	166,444
Humana, Inc.
1.35% 02/03/27	35,000	31,591
2.15% 02/03/32	11,000	9,056
Huntington Bancshares, Inc.
2.55% 02/04/30	17,000	14,549
Huntington Ingalls Industries, Inc.
2.04% 08/16/28	38,000	33,476
Hyundai Capital America
1.30% 01/08/26 (h)	53,000	48,931
Indiana Michigan Power Co.
3.25% 05/01/51	11,000	7,849
Ingersoll Rand, Inc.
5.70% 08/14/33	38,000	40,206
Intel Corp.
2.00% 08/12/31	20,000	16,906
2.45% 11/15/29	20,000	18,012
2.80% 08/12/41	20,000	15,015
3.10% 02/15/60	4,000	2,761
5.63% 02/10/43	25,000	26,783
5.70% 02/10/53	18,000	19,479
5.90% 02/10/63	14,000	15,600
	Principal Amount	Fair Value
Intercontinental Exchange, Inc.
1.85% 09/15/32	$ 4,000	$ 3,210
2.65% 09/15/40	4,000	2,985
International Paper Co.
4.40% 08/15/47	3,000	2,604
Intuit, Inc.
5.50% 09/15/53	21,000	23,046
ITC Holdings Corp.
2.95% 05/14/30 (h)	32,000	28,182
J M Smucker Co.
6.50% 11/15/43 - 11/15/53	47,000	53,455
Jabil, Inc.
3.95% 01/12/28	3,000	2,860
4.25% 05/15/27	53,000	51,639
Jacobs Engineering Group, Inc.
5.90% 03/01/33	67,000	68,408
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50% 01/15/27	200,000	184,090
5.13% 02/01/28	39,000	38,749
5.75% 04/01/33	12,000	11,854
Jefferies Financial Group, Inc.
5.88% 07/21/28	43,000	44,098
John Deere Capital Corp.
2.45% 01/09/30	26,000	23,455
3.90% 06/07/32	11,000	10,608
5.15% 09/08/33	79,000	83,187
Johnson & Johnson
3.63% 03/03/37	5,000	4,613
Johnson Controls International PLC
4.50% 02/15/47	4,000	3,585
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58% 04/22/27 (d)	48,000	44,296
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96% 05/13/31 (d)	52,000	45,741
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16% 04/22/42 (d)	14,000	10,863

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	41

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88% 07/24/38 (d)	$ 8,000	$ 7,093
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3-month Term SOFR)
3.90% 01/23/49 (d)	39,000	32,451
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3-month Term SOFR)
3.96% 01/29/27 (d)	20,000	19,537
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01% 04/23/29 (d)	5,000	4,812
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03% 07/24/48 (d)	3,000	2,558
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49% 03/24/31 (d)	56,000	54,618
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60% 02/01/25 (d)	36,000	34,678
Kaiser Foundation Hospitals
3.00% 06/01/51	17,000	12,129
Kenvue, Inc.
4.90% 03/22/33	111,000	114,318
5.05% 03/22/53	17,000	17,589
5.20% 03/22/63	11,000	11,511
Keurig Dr Pepper, Inc.
3.20% 05/01/30	7,000	6,435
3.80% 05/01/50	3,000	2,434
Kinder Morgan Energy Partners LP
4.70% 11/01/42	3,000	2,577
5.00% 03/01/43	5,000	4,477
6.38% 03/01/41	5,000	5,135
Kinder Morgan, Inc.
1.75% 11/15/26	72,000	66,246
5.05% 02/15/46	5,000	4,475
	Principal Amount	Fair Value
5.20% 06/01/33	$ 14,000	$ 13,925
KLA Corp.
3.30% 03/01/50	14,000	10,700
Kraft Heinz Foods Co.
5.20% 07/15/45	19,000	18,623
Kroger Co.
2.20% 05/01/30	4,000	3,425
4.65% 01/15/48	3,000	2,693
L3Harris Technologies, Inc.
3.85% 12/15/26	16,000	15,690
Lear Corp.
4.25% 05/15/29	4,000	3,848
Leidos, Inc.
3.63% 05/15/25	3,000	2,926
4.38% 05/15/30	50,000	47,838
5.75% 03/15/33	25,000	26,020
Liberty Mutual Group, Inc.
3.95% 05/15/60 (h)	4,000	2,891
Lincoln National Corp.
4.35% 03/01/48	38,000	30,359
Lockheed Martin Corp.
3.55% 01/15/26	2,000	1,965
3.80% 03/01/45	2,000	1,723
4.50% 05/15/36	4,000	3,961
Lowe's Cos., Inc.
1.30% 04/15/28	3,000	2,636
1.70% 09/15/28 - 10/15/30	23,000	19,283
3.00% 10/15/50	3,000	2,043
3.70% 04/15/46	3,000	2,372
4.05% 05/03/47	7,000	5,774
5.63% 04/15/53	20,000	21,084
LYB International Finance III LLC
3.63% 04/01/51	14,000	10,221
3.80% 10/01/60	4,000	2,848
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05% 01/27/34 (d)	139,000	131,686
Marsh & McLennan Cos., Inc.
2.90% 12/15/51	29,000	19,509
Masco Corp.
3.50% 11/15/27	3,000	2,849
McCormick & Co., Inc.
1.85% 02/15/31	5,000	4,114
3.25% 11/15/25	101,000	97,627
McDonald's Corp.
3.60% 07/01/30	20,000	18,982
3.63% 09/01/49	6,000	4,822

See Notes to Schedules of Investments and Notes to Financial Statements.
42	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
4.88% 12/09/45	$ 5,000	$ 4,929
Medtronic Global Holdings SCA
4.50% 03/30/33	83,000	83,005
Medtronic, Inc.
4.63% 03/15/45	2,000	1,948
Memorial Sloan-Kettering Cancer Center
4.13% 07/01/52	14,000	12,262
Mercedes-Benz Finance North America LLC
5.38% 11/26/25 (h)	150,000	151,468
Merck & Co., Inc.
1.90% 12/10/28	37,000	33,318
2.45% 06/24/50	7,000	4,622
2.75% 12/10/51	12,000	8,266
2.90% 12/10/61	6,000	4,020
4.00% 03/07/49	2,000	1,767
4.50% 05/17/33	25,000	25,178
5.00% 05/17/53	13,000	13,385
Meta Platforms, Inc.
3.85% 08/15/32	38,000	36,138
4.45% 08/15/52	23,000	21,164
MetLife, Inc.
4.72% 12/15/44	8,000	7,520
Micron Technology, Inc.
3.37% 11/01/41	15,000	11,268
3.48% 11/01/51	30,000	21,885
Microsoft Corp.
2.40% 08/08/26	19,000	18,132
2.68% 06/01/60	8,000	5,369
2.92% 03/17/52	38,000	27,993
3.45% 08/08/36	2,000	1,839
3.50% 02/12/35	4,000	3,792
Mid-America Apartments LP
2.88% 09/15/51	20,000	13,115
Mizuho Financial Group, Inc.
2.84% 09/13/26	200,000	189,918
Molson Coors Beverage Co.
4.20% 07/15/46	3,000	2,560
Morgan Stanley
3.63% 01/20/27	3,000	2,910
3.70% 10/23/24	8,000	7,894
3.97% 07/22/38 (d)	8,000	7,014
4.35% 09/08/26	64,000	62,849
4.38% 01/22/47	8,000	7,211
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51% 07/20/27 (d)	204,000	186,405
	Principal Amount	Fair Value
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48% 09/16/36 (d)	$ 118,000	$ 93,665
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80% 01/25/52 (d)	47,000	31,354
MPLX LP
2.65% 08/15/30	10,000	8,638
5.20% 12/01/47	4,000	3,656
Mylan, Inc.
5.20% 04/15/48	3,000	2,487
Nasdaq, Inc.
5.95% 08/15/53	8,000	8,614
6.10% 06/28/63	13,000	14,111
Nevada Power Co.
6.00% 03/15/54	13,000	14,265
NewMarket Corp.
2.70% 03/18/31	8,000	6,728
Newmont Corp.
4.88% 03/15/42	3,000	2,923
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65% 05/01/79 (d)	6,000	5,620
NGPL PipeCo LLC
3.25% 07/15/31 (h)	28,000	24,287
NIKE, Inc.
3.38% 03/27/50	3,000	2,459
NiSource, Inc.
3.60% 05/01/30	10,000	9,330
3.95% 03/30/48	2,000	1,620
5.25% 03/30/28	100,000	102,127
NNN REIT, Inc.
4.00% 11/15/25	5,000	4,898
Norfolk Southern Corp.
3.95% 10/01/42	3,000	2,562
Northern Trust Corp.
6.13% 11/02/32	25,000	26,846
Northwestern Mutual Life Insurance Co.
3.45% 03/30/51 (h)	28,000	20,965
NOV, Inc.
3.60% 12/01/29	14,000	12,945
Novant Health, Inc.
3.32% 11/01/61	12,000	8,081

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	43

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Novartis Capital Corp.
2.20% 08/14/30	$ 18,000	$ 15,852
3.00% 11/20/25	2,000	1,946
Nutrien Ltd.
4.90% 03/27/28 - 06/01/43	69,000	69,432
NVIDIA Corp.
2.85% 04/01/30	10,000	9,250
3.50% 04/01/50	3,000	2,507
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 11/30/51	35,000	25,050
Occidental Petroleum Corp.
6.13% 01/01/31	39,000	40,566
Oklahoma Gas & Electric Co.
3.25% 04/01/30	6,000	5,479
Oncor Electric Delivery Co. LLC
3.80% 09/30/47	4,000	3,229
ONEOK, Inc.
4.35% 03/15/29	5,000	4,858
5.80% 11/01/30	92,000	95,732
6.10% 11/15/32	21,000	22,315
6.63% 09/01/53	25,000	28,030
Oracle Corp.
1.65% 03/25/26	35,000	32,635
2.30% 03/25/28	4,000	3,643
2.65% 07/15/26	5,000	4,743
2.88% 03/25/31	90,000	79,702
2.95% 04/01/30	21,000	18,954
3.60% 04/01/50	5,000	3,703
3.65% 03/25/41	9,000	7,156
3.80% 11/15/37	2,000	1,702
3.95% 03/25/51	4,000	3,144
4.00% 07/15/46 - 11/15/47	9,000	7,182
4.10% 03/25/61	13,000	9,934
5.55% 02/06/53	9,000	9,014
6.15% 11/09/29	49,000	52,672
6.90% 11/09/52	9,000	10,549
Otis Worldwide Corp.
2.06% 04/05/25	55,000	52,920
2.57% 02/15/30	23,000	20,478
3.36% 02/15/50	45,000	34,897
Owens Corning
3.88% 06/01/30	50,000	46,986
4.40% 01/30/48	2,000	1,741
Pacific Gas & Electric Co.
2.10% 08/01/27	6,000	5,411
2.50% 02/01/31	18,000	14,867
3.00% 06/15/28	14,000	12,760
	Principal Amount	Fair Value
3.30% 08/01/40	$ 18,000	$ 13,193
3.50% 08/01/50	5,000	3,464
4.30% 03/15/45	14,000	10,948
PacifiCorp
2.70% 09/15/30	11,000	9,514
2.90% 06/15/52	77,000	49,578
6.25% 10/15/37	10,000	10,725
Packaging Corp. of America
3.05% 10/01/51	20,000	13,986
Paramount Global
2.90% 01/15/27	2,000	1,853
3.70% 06/01/28	4,000	3,695
5.25% 04/01/44	3,000	2,455
Parker-Hannifin Corp.
3.25% 06/14/29	4,000	3,765
4.50% 09/15/29	47,000	47,159
Patterson-UTI Energy, Inc.
7.15% 10/01/33	21,000	22,263
PayPal Holdings, Inc.
2.65% 10/01/26	10,000	9,501
3.25% 06/01/50	3,000	2,250
PepsiCo, Inc.
1.63% 05/01/30	4,000	3,409
2.63% 07/29/29	10,000	9,219
2.75% 10/21/51	30,000	21,336
Pfizer Investment Enterprises Pte. Ltd.
4.45% 05/19/28	72,000	72,012
4.75% 05/19/33	59,000	59,107
5.30% 05/19/53	6,000	6,136
5.34% 05/19/63	16,000	16,178
Pfizer, Inc.
2.70% 05/28/50	31,000	21,585
3.90% 03/15/39	5,000	4,433
4.13% 12/15/46	3,000	2,670
4.40% 05/15/44	2,000	1,891
Philip Morris International, Inc.
1.50% 05/01/25	72,000	68,839
2.10% 05/01/30	4,000	3,442
3.38% 08/15/29	3,000	2,811
4.13% 03/04/43	2,000	1,697
5.13% 02/15/30	52,000	52,927
5.38% 02/15/33	13,000	13,341
5.63% 11/17/29	24,000	25,175
Phillips 66 Co.
2.15% 12/15/30	56,000	47,229
3.15% 12/15/29	37,000	34,051
3.30% 03/15/52	20,000	14,347
3.75% 03/01/28	3,000	2,885

See Notes to Schedules of Investments and Notes to Financial Statements.
44	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
4.68% 02/15/45	$ 7,000	$ 6,364
Pilgrim's Pride Corp.
6.25% 07/01/33	24,000	24,694
Pioneer Natural Resources Co.
1.13% 01/15/26	44,000	40,876
2.15% 01/15/31	10,000	8,513
Plains All American Pipeline LP/PAA Finance Corp.
3.55% 12/15/29	13,000	11,968
PPL Capital Funding, Inc.
3.10% 05/15/26	11,000	10,548
Precision Castparts Corp.
4.38% 06/15/45	3,000	2,724
Progressive Corp.
3.00% 03/15/32	27,000	24,098
3.70% 03/15/52	9,000	7,304
Prologis LP
3.05% 03/01/50	4,000	2,866
3.25% 06/30/26	4,000	3,869
Prospect Capital Corp.
3.36% 11/15/26	26,000	23,386
Prudential Financial, Inc.
3.94% 12/07/49	13,000	10,724
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70% 09/15/48 (d)	8,000	7,781
Public Service Co. of Colorado
3.70% 06/15/28	11,000	10,583
Public Storage Operating Co.
5.35% 08/01/53	13,000	13,618
PVH Corp.
4.63% 07/10/25	31,000	30,497
QUALCOMM, Inc.
4.30% 05/20/47	3,000	2,752
4.50% 05/20/52	25,000	23,363
Quanta Services, Inc.
2.35% 01/15/32	20,000	16,582
3.05% 10/01/41	23,000	16,967
Quest Diagnostics, Inc.
2.95% 06/30/30	4,000	3,580
Realty Income Corp.
2.85% 12/15/32	8,000	6,815
3.00% 01/15/27	3,000	2,848
3.25% 01/15/31	4,000	3,638
	Principal Amount	Fair Value
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30	$ 22,000	$ 18,089
Regions Financial Corp.
1.80% 08/12/28	54,000	46,260
RenaissanceRe Holdings Ltd.
5.75% 06/05/33	28,000	28,314
Republic Services, Inc.
2.38% 03/15/33	38,000	31,784
5.00% 04/01/34	24,000	24,576
Rio Tinto Finance USA Ltd.
2.75% 11/02/51	6,000	4,106
Rio Tinto Finance USA PLC
4.13% 08/21/42	3,000	2,714
Rockwell Automation, Inc.
2.80% 08/15/61	12,000	7,795
4.20% 03/01/49	3,000	2,701
Rogers Communications, Inc.
5.00% 03/15/44	3,000	2,812
Roper Technologies, Inc.
2.95% 09/15/29	6,000	5,496
Ross Stores, Inc.
4.70% 04/15/27	2,000	1,979
Royalty Pharma PLC
1.20% 09/02/25	14,000	13,070
1.75% 09/02/27	5,000	4,488
2.20% 09/02/30	4,000	3,367
3.30% 09/02/40	2,000	1,508
RPM International, Inc.
3.75% 03/15/27	4,000	3,846
RTX Corp.
1.90% 09/01/31	62,000	50,446
2.82% 09/01/51	45,000	29,711
3.13% 05/04/27	37,000	35,200
3.50% 03/15/27	3,000	2,891
3.95% 08/16/25	4,000	3,943
4.15% 05/15/45	3,000	2,560
4.45% 11/16/38	4,000	3,684
6.10% 03/15/34	25,000	27,108
6.40% 03/15/54	20,000	23,177
Ryder System, Inc.
2.90% 12/01/26	38,000	35,859
Salesforce, Inc.
1.95% 07/15/31	24,000	20,500
2.70% 07/15/41	20,000	15,286
Schlumberger Holdings Corp.
3.90% 05/17/28 (h)	11,000	10,682
Schlumberger Investment S.A.
4.85% 05/15/33	53,000	53,846

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	45

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Sealed Air Corp.
1.57% 10/15/26 (h)	$ 86,000	$ 77,431
Selective Insurance Group, Inc.
5.38% 03/01/49	2,000	1,935
Sempra
3.80% 02/01/38	4,000	3,425
4.00% 02/01/48	4,000	3,293
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT thereafter)
4.13% 04/01/52 (d)	38,000	32,734
Shell International Finance BV
2.38% 11/07/29	34,000	30,600
3.13% 11/07/49	13,000	9,566
3.75% 09/12/46	5,000	4,158
Shire Acquisitions Investments Ireland DAC
3.20% 09/23/26	2,000	1,925
Simon Property Group LP
3.38% 06/15/27	3,000	2,877
Sonoco Products Co.
2.85% 02/01/32	22,000	18,774
Southern California Edison Co.
4.00% 04/01/47	24,000	19,688
4.20% 03/01/29	18,000	17,643
5.65% 10/01/28	124,000	129,297
Southern Co.
3.25% 07/01/26	3,000	2,894
3.70% 04/30/30	34,000	32,061
Southern Co. Gas Capital Corp.
3.95% 10/01/46	7,000	5,458
4.40% 05/30/47	2,000	1,692
Southwest Airlines Co.
2.63% 02/10/30	21,000	18,358
Southwestern Electric Power Co.
2.75% 10/01/26	5,000	4,699
Spectra Energy Partners LP
3.38% 10/15/26	3,000	2,889
4.50% 03/15/45	2,000	1,715
Starbucks Corp.
4.00% 11/15/28	4,000	3,940
Stryker Corp.
1.95% 06/15/30	26,000	22,235
Sumitomo Mitsui Financial Group, Inc.
6.18% 07/13/43	44,000	49,017
	Principal Amount	Fair Value
Suncor Energy, Inc.
4.00% 11/15/47	$ 3,000	$ 2,377
Sysco Corp.
3.25% 07/15/27	3,000	2,870
5.95% 04/01/30	2,000	2,129
6.60% 04/01/50	3,000	3,514
Take-Two Interactive Software, Inc.
3.70% 04/14/27	56,000	54,245
4.00% 04/14/32	9,000	8,561
Tampa Electric Co.
2.40% 03/15/31	26,000	21,946
3.45% 03/15/51	16,000	11,634
4.35% 05/15/44	15,000	12,800
Tapestry, Inc.
4.13% 07/15/27	3,000	2,857
7.35% 11/27/28	105,000	110,199
7.85% 11/27/33	20,000	21,356
Targa Resources Corp.
6.50% 03/30/34	68,000	73,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00% 01/15/28	64,000	63,255
Target Corp.
1.95% 01/15/27	6,000	5,598
Teck Resources Ltd.
5.40% 02/01/43	2,000	1,912
Texas Instruments, Inc.
3.88% 03/15/39	3,000	2,775
Thermo Fisher Scientific, Inc.
2.80% 10/15/41	13,000	9,871
Time Warner Cable LLC
6.55% 05/01/37	4,000	3,944
T-Mobile USA, Inc.
3.50% 04/15/31	81,000	74,091
3.75% 04/15/27	32,000	31,053
4.50% 04/15/50	10,000	8,853
4.80% 07/15/28	69,000	69,553
Toronto-Dominion Bank
3.20% 03/10/32	54,000	47,834
4.46% 06/08/32	25,000	24,293
Toronto-Dominion Bank (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
3.63% 09/15/31 (d)	26,000	24,978
Tractor Supply Co.
5.25% 05/15/33	20,000	20,524

See Notes to Schedules of Investments and Notes to Financial Statements.
46	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Trane Technologies Financing Ltd.
3.55% 11/01/24	$ 9,000	$ 8,834
3.80% 03/21/29	9,000	8,720
TransCanada PipeLines Ltd.
4.25% 05/15/28	22,000	21,437
4.88% 01/15/26	5,000	4,988
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63% 05/20/75 (d)	32,000	30,204
Transcontinental Gas Pipe Line Co. LLC
4.00% 03/15/28	3,000	2,909
Travelers Cos., Inc.
2.55% 04/27/50	33,000	21,830
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT thereafter)
4.80% 09/01/24 (d)	49,000	44,998
TWDC Enterprises 18 Corp.
4.13% 06/01/44	2,000	1,786
Tyco Electronics Group S.A.
3.13% 08/15/27	3,000	2,863
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97% 07/22/33 (d)	47,000	44,605
UDR, Inc.
2.10% 08/01/32	10,000	7,860
3.00% 08/15/31	3,000	2,654
Union Pacific Corp.
3.55% 05/20/61	14,000	10,564
3.60% 09/15/37	4,000	3,556
3.80% 04/06/71	8,000	6,333
4.10% 09/15/67	6,000	4,988
UnitedHealth Group, Inc.
2.00% 05/15/30	16,000	13,834
4.20% 05/15/32	18,000	17,602
4.45% 12/15/48	9,000	8,253
4.75% 07/15/45 - 05/15/52	62,000	59,676
5.05% 04/15/53	14,000	14,162
5.20% 04/15/63	26,000	26,574
6.05% 02/15/63	4,000	4,625
Utah Acquisition Sub, Inc.
3.95% 06/15/26	102,000	98,746
Vale Overseas Ltd.
6.13% 06/12/33	40,000	41,442
	Principal Amount	Fair Value
Ventas Realty LP
3.25% 10/15/26	$ 13,000	$ 12,312
Verizon Communications, Inc.
2.36% 03/15/32	102,000	84,913
2.55% 03/21/31	18,000	15,524
3.00% 03/22/27	38,000	36,132
3.40% 03/22/41	13,000	10,378
3.55% 03/22/51	8,000	6,172
3.70% 03/22/61	20,000	15,308
4.40% 11/01/34	58,000	55,856
4.86% 08/21/46	14,000	13,375
Viatris, Inc.
1.65% 06/22/25	83,000	78,602
4.00% 06/22/50	9,000	6,334
Virginia Electric & Power Co.
4.00% 11/15/46	11,000	9,120
Visa, Inc.
2.70% 04/15/40	6,000	4,639
Vistra Operations Co. LLC
3.55% 07/15/24 (h)	45,000	44,320
Vontier Corp.
2.40% 04/01/28	30,000	26,491
2.95% 04/01/31	28,000	23,562
Vornado Realty LP
2.15% 06/01/26	36,000	32,462
3.50% 01/15/25	4,000	3,874
Vulcan Materials Co.
3.90% 04/01/27	2,000	1,934
Walmart, Inc.
1.80% 09/22/31	11,000	9,327
2.50% 09/22/41	11,000	8,142
2.65% 09/22/51	4,000	2,792
Walt Disney Co.
2.65% 01/13/31	22,000	19,585
3.38% 11/15/26	2,000	1,942
3.60% 01/13/51	5,000	4,023
4.75% 11/15/46	2,000	1,918
6.65% 11/15/37	10,000	11,752
Warnermedia Holdings, Inc.
4.28% 03/15/32	81,000	74,104
5.05% 03/15/42	15,000	13,225
5.14% 03/15/52	4,000	3,442
5.39% 03/15/62	4,000	3,440
Waste Connections, Inc.
2.20% 01/15/32	57,000	47,598
2.95% 01/15/52	26,000	18,327
WEC Energy Group, Inc.
3.55% 06/15/25	7,000	6,816

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	47

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Wells Fargo & Co.
4.15% 01/24/29	$ 22,000	$ 21,403
4.75% 12/07/46	20,000	17,666
5.88% 06/15/25 (d)	54,000	53,463
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39% 06/02/28 (d)	83,000	76,016
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07% 04/30/41 (d)	26,000	19,658
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3-month Term SOFR)
3.20% 06/17/27 (d)	208,000	198,873
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49% 10/23/34 (d)	36,000	39,207
Westlake Corp.
2.88% 08/15/41	5,000	3,538
3.13% 08/15/51	5,000	3,318
3.38% 08/15/61	4,000	2,588
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT thereafter)
2.89% 02/04/30 (d)	17,000	16,382
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT thereafter)
4.11% 07/24/34 (d)	9,000	8,250
Weyerhaeuser Co.
4.00% 03/09/52	18,000	14,800
Williams Cos., Inc.
3.75% 06/15/27	2,000	1,928
4.85% 03/01/48	3,000	2,729
4.90% 01/15/45	10,000	9,104
5.30% 08/15/52	9,000	8,736
5.40% 03/04/44	3,000	2,924
Willis North America, Inc.
3.88% 09/15/49	8,000	6,190
Workday, Inc.
3.50% 04/01/27	22,000	21,274
3.70% 04/01/29	42,000	40,336
WPP Finance 2010
3.75% 09/19/24	13,000	12,766
	Principal Amount	Fair Value
Xcel Energy, Inc.
3.40% 06/01/30	$ 12,000	$ 11,065
Zoetis, Inc.
3.00% 09/12/27	3,000	2,848
3.90% 08/20/28	5,000	4,895
5.60% 11/16/32	49,000	52,537
		17,968,520
Non-Agency Collateralized Mortgage Obligations - 1.9%
Bank
3.18% 09/15/60	617,000	574,827
4.41% 11/15/61 (d)	320,000	310,883
BPR Trust 1.90% + 3-month Term SOFR
7.26% 04/15/37 (d)(h)	117,967	116,039
Cantor Commercial Real Estate Lending
3.01% 01/15/53	139,000	123,414
CD Mortgage Trust
2.91% 08/15/57	246,000	218,641
Citigroup Commercial Mortgage Trust
3.72% 12/10/49 (d)	119,583	112,773
3.78% 09/10/58	100,000	95,938
4.03% 12/10/49 (d)	78,331	71,559
COMM Mortgage Trust
3.92% 10/15/45 (h)	100,000	82,362
4.53% 02/10/47 (d)	55,000	53,620
GS Mortgage Securities Trust
2.75% 09/10/52	419,000	369,475
3.05% 11/10/52	493,000	440,381
3.67% 03/10/50	240,062	224,689
4.14% 03/10/51 (d)	73,000	68,386
4.42% 11/10/48 (d)	117,000	93,598
JPMBB Commercial Mortgage Securities Trust
4.65% 11/15/48 (d)	71,000	36,336
MASTR Alternative Loan Trust
5.00% 08/25/18 (f)	134	12
Morgan Stanley Bank of America Merrill Lynch Trust
0.84% 03/15/48 (d)(f)	680,882	4,881
Wells Fargo Commercial Mortgage Trust
1.18% 02/15/48 (d)(f)	698,236	6,863
4.32% 08/15/50	129,943	110,353
WFRBS Commercial Mortgage Trust
4.35% 03/15/47 (d)	123,000	120,809
		3,235,839

See Notes to Schedules of Investments and Notes to Financial Statements.
48	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Municipal Bonds and Notes - 0.1%
American Municipal Power, Inc., OH
6.27% 02/15/50	$ 25,000	$ 27,254
Board of Regents of the University of Texas System, TX
3.35% 08/15/47	25,000	19,805
Port Authority of New York & New Jersey, NY
4.46% 10/01/62	70,000	63,872
State of California, CA
4.60% 04/01/38	50,000	48,205
State of Illinois, IL
5.10% 06/01/33	25,000	24,736
		183,872
Total Bonds and Notes (Cost $52,132,837)		50,242,858
	Number of Shares
Exchange Traded & Mutual Funds - 23.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio (b) (Cost $35,037,739)	360,372	40,606,701
Total Investments in Securities (Cost $141,683,671)		169,019,730
	Number of Shares	Fair Value
Short-Term Investments - 7.5%
Dreyfus Treasury & Agency Cash Management Institutional Shares 5.24% (b)	1,901,514	$ 1,901,514
State Street Institutional Treasury Money Market Fund - Premier Class 5.28% (j)(k)	4,589,093	4,589,093
State Street Institutional Treasury Plus Fund - Premier Class 5.31% (j)(k)	1,901,514	1,901,514
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (j)(k)	4,914,929	4,914,929
Total Short-Term Investments (Cost $13,307,050)		13,307,050
Total Investments (Cost $154,990,721)		182,326,780
Liabilities in Excess of Other Assets, net - (3.3)%		(5,788,659)
NET ASSETS - 100.0%		$ 176,538,121

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$1,257	5.00%/ Quarterly	12/20/28	$73,304	$151	$73,153

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	49

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2024	7	$ 812,712	$ 874,762	$ 62,050
10 Yr. U.S. Treasury Ultra Futures	March 2024	63	7,078,451	7,434,984	356,533
2 Yr. U.S. Treasury Notes Futures	March 2024	10	2,038,229	2,059,141	20,912
Ultra Long-Term U.S. Treasury Bond Futures	March 2024	5	616,692	667,969	51,277
5 Yr. U.S. Treasury Notes Futures	March 2024	33	3,503,729	3,589,524	85,795
S&P 500 E-mini Index Futures	March 2024	2	464,148	482,000	17,852
					$ 594,419
The Fund had the following short futures contracts open at December 31, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2024	29	$ (3,168,144)	$ (3,273,828)	$ (105,684)
During the year ended December 31, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$12,241,322	$3,001,958	$1,952,012
Notes to Schedule of Investments
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's sub-administrator, custodian and accounting agent.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(g)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to $1,381,533 or 0.78% of the net assets of the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(i)	Step coupon bond.

See Notes to Schedules of Investments and Notes to Financial Statements.
50	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.
**	Amount is less than $0.50.
Abbreviations:
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$ 78,056,939	$ —	$ —	$ 78,056,939
Foreign Equity	113,232	—	—	113,232
U.S. Treasuries	—	15,046,240	—	15,046,240
Agency Mortgage Backed	—	13,473,839	—	13,473,839
Agency Collateralized Mortgage Obligations	—	334,548	—	334,548
Corporate Notes	—	17,968,520	—	17,968,520
Non-Agency Collateralized Mortgage Obligations	—	3,235,839	—	3,235,839
Municipal Bonds and Notes	—	183,872	—	183,872
Exchange Traded & Mutual Funds	40,606,701	—	—	40,606,701
Short-Term Investments	13,307,050	—	—	13,307,050
Total Investments in Securities	$ 132,083,922	$ 50,242,858	$ —	$ 182,326,780
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 73,153	$ —	$ 73,153
Long Futures Contracts - Unrealized Appreciation	594,419	—	—	594,419
Short Futures Contracts - Unrealized Depreciation	(105,684)	—	—	(105,684)
Total Other Financial Instruments	$ 488,735	$ 73,153	$ —	$ 561,888
The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2023 (unaudited):
Industry	Domestic	Foreign	Total
Exchange Traded Funds	22.27%	0.00%	22.27%
Systems Software	3.47%	0.00%	3.47%
Technology Hardware, Storage & Peripherals	3.12%	0.00%	3.12%
Semiconductors	3.03%	0.06%	3.09%
Interactive Media & Services	2.48%	0.00%	2.48%
Pharmaceuticals	1.60%	0.00%	1.60%
Broadline Retail	1.51%	0.00%	1.51%
Diversified Banks	1.26%	0.00%	1.26%
Application Software	1.14%	0.00%	1.14%
Transaction & Payment Processing Services	1.09%	0.00%	1.09%
Healthcare Equipment	1.06%	0.00%	1.06%
Biotechnology	0.87%	0.00%	0.87%
Automobile Manufacturers	0.84%	0.00%	0.84%
Managed Healthcare	0.76%	0.00%	0.76%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	51

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
Industry	Domestic	Foreign	Total
Integrated Oil & Gas	0.75%	0.00%	0.75%
Aerospace & Defense	0.70%	0.00%	0.70%
Multi-Sector Holdings	0.69%	0.00%	0.69%
Consumer Staples Merchandise Retail	0.69%	0.00%	0.69%
Electric Utilities	0.66%	0.00%	0.66%
Life Sciences Tools & Services	0.62%	0.00%	0.62%
Soft Drinks & Non-alcoholic Beverages	0.58%	0.00%	0.58%
Household Products	0.53%	0.00%	0.53%
Home Improvement Retail	0.51%	0.00%	0.51%
Financial Exchanges & Data	0.49%	0.00%	0.49%
IT Consulting & Other Services	0.49%	0.00%	0.49%
Restaurants	0.49%	0.00%	0.49%
Oil & Gas Exploration & Production	0.45%	0.00%	0.45%
Movies & Entertainment	0.45%	0.00%	0.45%
Asset Management & Custody Banks	0.39%	0.00%	0.39%
Investment Banking & Brokerage	0.39%	0.00%	0.39%
Hotels, Resorts & Cruise Lines	0.39%	0.00%	0.39%
Property & Casualty Insurance	0.38%	0.00%	0.38%
Semiconductor Materials & Equipment	0.38%	0.00%	0.38%
Industrial Machinery & Supplies & Components	0.37%	0.00%	0.37%
Communications Equipment	0.36%	0.00%	0.36%
Industrial Conglomerates	0.36%	0.00%	0.36%
Packaged Foods & Meats	0.32%	0.00%	0.32%
Integrated Telecommunication Services	0.30%	0.00%	0.30%
Rail Transportation	0.29%	0.00%	0.29%
Multi-Utilities	0.29%	0.00%	0.29%
Construction Machinery & Heavy Transportation Equipment	0.28%	0.00%	0.28%
Industrial Gases	0.28%	0.00%	0.28%
Specialty Chemicals	0.28%	0.00%	0.28%
Electrical Components & Equipment	0.27%	0.00%	0.27%
Insurance Brokers	0.26%	0.00%	0.26%
Healthcare Services	0.24%	0.00%	0.24%
Tobacco	0.23%	0.00%	0.23%
Cable & Satellite	0.23%	0.00%	0.23%
Consumer Finance	0.22%	0.00%	0.22%
Air Freight & Logistics	0.22%	0.00%	0.22%
Building Products	0.21%	0.00%	0.21%
Telecom Tower REITs	0.19%	0.00%	0.19%
Human Resource & Employment Services	0.18%	0.00%	0.18%
Oil & Gas Refining & Marketing	0.17%	0.00%	0.17%
Apparel Retail	0.16%	0.00%	0.16%
Life & Health Insurance	0.16%	0.00%	0.16%
Oil & Gas Equipment & Services	0.15%	0.00%	0.15%
Oil & Gas Storage & Transportation	0.15%	0.00%	0.15%
Footwear	0.14%	0.00%	0.14%
Environmental & Facilities Services	0.14%	0.00%	0.14%
Healthcare Distributors	0.14%	0.00%	0.14%
Regional Banks	0.14%	0.00%	0.14%
Home Building	0.14%	0.00%	0.14%
Passenger Ground Transportation	0.14%	0.00%	0.14%
Industrial REITs	0.13%	0.00%	0.13%
Retail REITs	0.13%	0.00%	0.13%
Data Center REITs	0.13%	0.00%	0.13%
Trading Companies & Distributors	0.12%	0.00%	0.12%
See Notes to Schedules of Investments and Notes to Financial Statements.
52	Elfun Diversified Fund

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
Industry	Domestic	Foreign	Total
Automotive Retail	0.12%	0.00%	0.12%
Agricultural & Farm Machinery	0.11%	0.00%	0.11%
Multi-Family Residential REITs	0.11%	0.00%	0.11%
Research & Consulting Services	0.10%	0.00%	0.10%
Diversified Support Services	0.10%	0.00%	0.10%
Electronic Components	0.09%	0.00%	0.09%
Self Storage REITs	0.09%	0.00%	0.09%
Wireless Telecommunication Services	0.09%	0.00%	0.09%
Health Care REITs	0.09%	0.00%	0.09%
Apparel, Accessories & Luxury Goods	0.09%	0.00%	0.09%
Electronic Equipment & Instruments	0.08%	0.00%	0.08%
Personal Care Products	0.08%	0.00%	0.08%
Paper & Plastic Packaging Products & Materials	0.07%	0.00%	0.07%
Passenger Airlines	0.07%	0.00%	0.07%
Commodity Chemicals	0.07%	0.00%	0.07%
Fertilizers & Agricultural Chemicals	0.07%	0.00%	0.07%
Real Estate Services	0.07%	0.00%	0.07%
Construction Materials	0.07%	0.00%	0.07%
Healthcare Facilities	0.07%	0.00%	0.07%
Interactive Home Entertainment	0.07%	0.00%	0.07%
Other Specialty Retail	0.06%	0.00%	0.06%
Copper	0.06%	0.00%	0.06%
Steel	0.06%	0.00%	0.06%
Electronic Manufacturing Services	0.06%	0.00%	0.06%
Multi-Line Insurance	0.06%	0.00%	0.06%
Agricultural Products & Services	0.06%	0.00%	0.06%
Cargo Ground Transportation	0.06%	0.00%	0.06%
Other Specialized REITs	0.06%	0.00%	0.06%
Distillers & Vintners	0.05%	0.00%	0.05%
Distributors	0.05%	0.00%	0.05%
Gold	0.05%	0.00%	0.05%
Casinos & Gaming	0.05%	0.00%	0.05%
Healthcare Supplies	0.05%	0.00%	0.05%
Internet Services & Infrastructure	0.04%	0.00%	0.04%
Food Distributors	0.04%	0.00%	0.04%
Automotive Parts & Equipment	0.04%	0.00%	0.04%
Construction & Engineering	0.04%	0.00%	0.04%
Technology Distributors	0.03%	0.00%	0.03%
Food Retail	0.03%	0.00%	0.03%
Advertising	0.03%	0.00%	0.03%
Water Utilities	0.03%	0.00%	0.03%
Timber REITs	0.03%	0.00%	0.03%
Office REITs	0.03%	0.00%	0.03%
Data Processing & Outsourced Services	0.03%	0.00%	0.03%
Single-Family Residential REITs	0.02%	0.00%	0.02%
Consumer Electronics	0.02%	0.00%	0.02%
Drug Retail	0.02%	0.00%	0.02%
Broadcasting	0.02%	0.00%	0.02%
Metal, Glass & Plastic Containers	0.02%	0.00%	0.02%
Computer & Electronics Retail	0.02%	0.00%	0.02%
Gas Utilities	0.02%	0.00%	0.02%
Reinsurance	0.01%	0.00%	0.01%
Hotel & Resort REITs	0.01%	0.00%	0.01%
Publishing	0.01%	0.00%	0.01%
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Diversified Fund	53

Elfun Diversified Fund
Schedule of Investments, continued — December 31, 2023
Industry	Domestic	Foreign	Total
Independent Power Producers & Energy Traders	0.01%	0.00%	0.01%
Brewers	0.01%	0.00%	0.01%
Household Appliances	0.01%	0.00%	0.01%
Leisure Products	0.01%	0.00%	0.01%
Home Furnishings	0.01%	0.00%	0.01%
			65.14%
Sector	Percentage (based on Fair Value)
Corporate Notes	9.86%
U.S. Treasuries	8.25%
Agency Mortgage Backed	7.39%
Non-Agency Collateralized Mortgage Obligations	1.78%
Agency Collateralized Mortgage Obligations	0.18%
Municipal Bonds and Notes	0.10%
27.56%
Sector	Percentage (based on Fair Value)
Short-Term Investments	7.30%
7.30%
100.00%

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Corp.	592	$ 45,921	$ 24,864	$ 23,154	$ (2,727)	$ 875	591	$ 45,779	$ 1,697
State Street Global All Cap Equity ex-U.S. Index Portfolio	425,386	42,695,979	7,447,970	14,535,000	(127,198)	5,124,950	360,372	40,606,701	1,167,971
State Street Institutional Treasury Money Market Fund - Premier Class	8,599,525	8,599,525	20,153,867	24,164,299	—	—	4,589,093	4,589,093	282,789
State Street Institutional Treasury Plus Fund - Premier Class	116,548	116,548	12,369,729	10,584,763	—	—	1,901,514	1,901,514	89,281
State Street Institutional U.S. Government Money Market Fund - Class G Shares	8,748,612	8,748,612	50,963,971	54,797,654	—	—	4,914,929	4,914,929	308,584
TOTAL		$60,206,585	$90,960,401	$104,104,870	$(129,925)	$5,125,825		$52,058,016	$1,850,322
See Notes to Schedules of Investments and Notes to Financial Statements.
54	Elfun Diversified Fund

Elfun Tax-Exempt Income Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The Elfun Tax-Exempt Income Fund (the “Fund”) seeks as high a level of current interest income exempt from federal income taxation as is available from a concentration of investments in municipal bonds consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg U.S. Municipal Bond Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 5.31% and the return for the Index was 6.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The Fund, which is an income oriented Fund ended the year with a book yield of 3.78%, 47 bps above the start of the year and our 12-month distribution yield was 3.99%.
The past year was one of resilience and adaptation for economies and markets worldwide. With the central banks fine tuning monetary policy, balancing growth concerns and inflation pressures, market narratives changed dramatically, resulting in multiple selloffs and rallies. It was a difficult year for municipals as the rate volatility negatively affected the asset class for most of the year. Index returns moved up and down throughout the year. The asset class performed well in the early part of the year, with 2022’s rally continuing to mid-February. Tax-exempts were on track for a solid year through the first half of 2023. However, August to October was extremely difficult, with returns moving into negative territory. The year-end rally pulled returns back into positive territory. We expect the strength in the municipal market to continue in 2024 but caution that it will be data dependent. We expect yields to decline helping tax-exempts perform with returns driven by coupon income and spread compression.
During the past year, performance of the Fund was once again influenced by its defensive credit profile as well as curve positioning. We started the year by shortening the overall portfolio duration in response to the U.S. Federal Reserve’s (the “Fed”) continued path toward higher rates. During the 4th quarter, as the Federal Reserve’s pivot to a dovish posture, pausing their rate hikes, we extended duration in anticipation of lower rates in 2024. The Tax-Exempt curve which saw an inversion in the front part of the curve during late 2022 experienced significant volatility in the entire yield curve throughout 2023 as the 10 year maturity reach a 14 year high. The Fund used every opportunity to increase book yield, while also significantly increasing the overall portfolio quality.
We remain focused on managing the Fund’s credit risk while maximizing tax-exempt income during the past year. The continued liquidity pressures and market volatility experienced during the past year led us to be more defensive in the Fund’s composition. We believe the Fund is well positioned for the current market conditions. Tax-exempt ratios remained at multi-year tights.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
Elfun Tax-Exempt Income Fund	55

Elfun Tax-Exempt Income Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $1,014,376 (in thousands) as of December 31, 2023 (a)(b)
Quality Ratings
as of December 31, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	13.25%
Aa / AA	54.63%
A / A	25.17%
Baa / BBB	0.79%
NR / Other	6.16%
100.00%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 1/1/80)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Tax-Exempt Income Fund	5.31%	1.88%	2.82%	$13,204
Bloomberg U.S. Municipal Bond Index	6.40%	2.25%	3.03%	$13,483

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Treasury Plus Fund — Premier Class.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
56	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31
Elfun Tax-Exempt Income Fund	57

Elfun Tax-Exempt Income Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in units of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,029.00	$1,024.10
Expenses Paid During Period*	$ 1.07	$ 1.07
*	Expenses are equal to the Fund's annualized expense ratio of 0.21%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

58	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments — December 31, 2023
	Principal Amount	Fair Value
Municipal Bonds and Notes - 100.0% †
Alabama - 0.5%
Auburn University, AL Revenue
4.00% 06/01/41	$ 2,000,000	$ 2,006,196
5.00% 06/01/38	1,000,000	1,076,152
Bessemer Governmental Utility Services Corp., AL Revenue (BAM Insured)
5.00% 06/01/30	2,070,000	2,217,040
		5,299,388
Arizona - 1.8%
Arizona Board of Regents, AZ Revenue
5.00% 07/01/43	1,000,000	1,138,528
Arizona State University, AZ Revenue
5.00% 07/01/41	1,000,000	1,022,021
City of Mesa Utility System Revenue, AZ Revenue
5.00% 07/01/43	1,500,000	1,626,626
City of Phoenix Civic Improvement Corp., AZ Revenue
4.00% 07/01/44	1,000,000	992,838
5.00% 07/01/31 - 07/01/42	4,315,000	4,572,646
City of Phoenix Civic Improvement Corp., AZ Revenue (NPFG Insured)
5.50% 07/01/24	3,340,000	3,382,926
Maricopa County Unified School District No. 80 Chandler, AZ GO,
4.00% 07/01/32	2,890,000	2,977,900
Salt River Project Agricultural Improvement & Power District, AZ Revenue
5.00% 01/01/50	2,000,000	2,223,740
		17,937,225
California - 6.7%
Bay Area Toll Authority, CA Revenue
4.13% 04/01/54	1,235,000	1,249,213
California State Public Works Board, CA Revenue
5.25% 09/01/29	10,160,000	10,160,000
City of Los Angeles Department of Airports, CA Revenue
5.00% 05/15/26 - 05/15/44	6,615,000	7,116,367
City of Los Angeles Wastewater System Revenue, CA Revenue
5.00% 06/01/48	10,000,000	10,626,960
Fresno Unified School District, CA GO,
4.00% 08/01/47 (a)	5,000,000	5,037,561
Oakland Unified School District/Alameda County, CA GO, (AGM Insured)
5.00% 08/01/35	1,000,000	1,218,838
Sacramento Municipal Utility District, CA Revenue
4.00% 08/15/45	1,565,000	1,597,106
5.00% 08/15/53	2,000,000	2,265,041
San Diego County Regional Airport Authority, CA Revenue
5.00% 07/01/33	1,000,000	1,148,447
	Principal Amount	Fair Value
San Francisco City & County Airport Comm-San Francisco International Airport, CA Revenue
5.00% 05/01/33 - 05/01/49	$ 2,350,000	$ 2,588,741
San Francisco City & County Public Utilities Commission Wastewater Revenue, CA Revenue
5.00% 10/01/34	1,495,000	1,552,913
State of California Department of Water Resources, CA Revenue
5.00% 12/01/29 (a)	8,120,000	8,282,145
State of California, CA GO,
4.00% 10/01/39	2,000,000	2,081,389
5.00% 09/01/28 - 03/01/35	7,680,000	8,686,724
University of California, CA Revenue
4.00% 05/15/46 - 05/15/51	4,300,000	4,348,452
		67,959,897
Colorado - 1.9%
Adams & Arapahoe Joint School District 28J Aurora, CO GO,
5.00% 12/01/32	2,000,000	2,112,901
Board of Governors of Colorado State University System, CO Revenue
4.00% 03/01/43	1,000,000	1,005,979
Cherokee Metropolitan District, CO Revenue (BAM Insured)
4.00% 08/01/45	2,700,000	2,663,270
City & County of Denver Airport System Revenue, CO Revenue
5.00% 11/15/41	1,000,000	1,093,715
City & County of Denver Pledged Excise Tax Revenue, CO Revenue
4.00% 08/01/46	2,485,000	2,451,926
City of Colorado Springs Utilities System Revenue, CO Revenue
5.00% 11/15/42 - 11/15/47	4,085,000	4,295,616
Colorado Health Facilities Authority, CO Revenue
5.00% 06/01/47 (a)	1,750,000	1,883,523
Regional Transportation District Sales Tax Revenue, CO Revenue
4.25% 11/01/36	3,405,000	3,789,406
		19,296,336
Connecticut - 2.5%
City of New Haven, CT GO, (BAM Insured)
5.00% 08/01/33	500,000	587,355
State of Connecticut Special Tax Revenue, CT Revenue
4.00% 05/01/36 - 11/01/38	2,670,000	2,812,690
5.00% 10/01/27 - 07/01/36	19,900,000	20,055,878
State of Connecticut, CT GO,
4.00% 01/15/44 (b)	1,000,000	1,015,538
5.00% 01/15/26	700,000	732,408
		25,203,869

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	59

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Delaware - 0.6%
Delaware Transportation Authority, DE Revenue
3.00% 07/01/28	$ 2,000,000	$ 2,006,481
5.00% 06/01/55	1,000,000	1,013,433
State of Delaware, DE GO,
3.50% 03/01/33	2,000,000	2,010,953
4.00% 05/01/41	1,000,000	1,047,464
		6,078,331
District of Columbia - 4.5%
District of Columbia Income Tax Revenue, DC Revenue
4.00% 03/01/39 - 05/01/45	10,575,000	10,790,164
District of Columbia Water & Sewer Authority, DC Revenue
4.00% 10/01/38	2,185,000	2,213,335
5.00% 10/01/47	2,000,000	2,213,031
District of Columbia, DC GO,
4.00% 06/01/35 - 10/15/44	3,000,000	3,041,935
District of Columbia, DC Revenue
5.00% 04/01/42 (a)	6,250,000	6,732,066
Metropolitan Washington Airports Authority Aviation Revenue, DC Revenue
5.00% 10/01/29 - 10/01/47	9,070,000	9,926,747
Washington Convention & Sports Authority, DC Tax Allocation Revenue.,
5.00% 10/01/29	750,000	850,048
Washington Metropolitan Area Transit Authority Dedicated Revenue, DC Revenue
5.00% 07/15/35	500,000	603,834
Washington Metropolitan Area Transit Authority, DC Revenue
5.00% 07/01/34 - 07/01/42	8,375,000	8,853,572
		45,224,732
Florida - 6.4%
City of Cape Coral Water & Sewer Revenue, FL Special Assessment Revenue (BAM Insured)
5.00% 03/01/35	375,000	413,731
City of Cocoa Water & Sewer Revenue, FL Revenue
5.00% 10/01/36	1,225,000	1,351,965
City of Fort Lauderdale Water & Sewer Revenue, FL Revenue
4.00% 09/01/41	1,000,000	1,012,039
City of Miami Beach, FL GO,
5.00% 05/01/36	500,000	584,306
City of Tampa Water & Wastewater System Revenue, FL Revenue, Series A
5.25% 10/01/57	7,000,000	7,795,932
County of Broward Port Facilities Revenue, FL Revenue
5.00% 09/01/26	500,000	520,218
County of Hillsborough, FL GO,
5.00% 07/01/53	2,825,000	3,130,043
County of Miami-Dade Aviation Revenue, FL Revenue
4.00% 10/01/39	1,675,000	1,708,924
5.00% 10/01/34 - 10/01/36	4,500,000	4,516,302
	Principal Amount	Fair Value
County of Miami-Dade Seaport Department, FL Revenue (AGM Insured)
4.00% 10/01/40	$ 3,000,000	$ 3,025,068
County of Miami-Dade Seaport Department, FL Revenue
4.00% 10/01/50	2,485,000	2,343,836
County of Miami-Dade Transit System, FL Revenue
4.00% 07/01/45	1,290,000	1,292,597
County of Miami-Dade Water & Sewer System Revenue, FL Revenue
4.00% 10/01/37 - 10/01/49	15,500,000	15,544,011
5.00% 10/01/43	5,000,000	5,302,892
County of Seminole Water & Sewer Revenue, FL Revenue
4.00% 10/01/28	925,000	942,248
Florida Municipal Power Agency, FL Revenue
4.00% 10/01/30	950,000	988,593
Florida State Board of Governors University of North Florida Dormitory Revenue, FL Revenue
5.00% 11/01/39	2,560,000	2,887,781
Hillsborough County Aviation Authority, FL Revenue, Series A
5.00% 10/01/29	2,510,000	2,771,235
School Board of Miami-Dade County, FL GO, (BAM Insured)
5.00% 03/15/47	5,000,000	5,500,147
State of Florida Department of Transportation, FL Revenue
4.00% 07/01/41	1,000,000	1,025,602
5.00% 07/01/38	1,000,000	1,158,756
Wildwood Utility Dependent District, FL Revenue (AGM Insured)
5.25% 10/01/38	1,000,000	1,153,320
		64,969,546
Georgia - 4.6%
City of Atlanta Airport Passenger Facility Charge, GA Revenue
4.00% 07/01/38	1,000,000	1,006,351
5.00% 01/01/34	3,500,000	3,500,000
City of Atlanta Water & Wastewater Revenue, GA Revenue (AGM Insured)
5.75% 11/01/30	4,500,000	5,439,870
County of DeKalb Water & Sewerage Revenue, GA Revenue
5.00% 10/01/45	2,000,000	2,233,976
County of Fulton, GA GO,
4.00% 07/01/40	1,000,000	1,009,491
Development Authority of Gwinnett County, GA Revenue
5.00% 07/01/37 - 07/01/40	9,325,000	9,703,963
Georgia Ports Authority, GA Revenue
4.00% 07/01/51	5,400,000	5,429,364
Metropolitan Atlanta Rapid Transit Authority, GA Revenue, Series B
5.00% 07/01/35	1,000,000	1,055,601
Municipal Electric Authority of Georgia, GA Revenue
5.00% 01/01/35	5,500,000	5,575,205
Private Colleges & Universities Authority, GA Revenue
4.00% 10/01/38 - 10/01/46	3,855,000	3,851,313

See Notes to Schedules of Investments and Notes to Financial Statements.
60	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
State of Georgia, GA GO,
4.00% 07/01/36	$ 7,000,000	$ 7,327,559
		46,132,693
Hawaii - 0.3%
State of Hawaii, HI GO,
5.00% 01/01/36	2,850,000	3,176,375
Illinois - 5.0%
Chicago Midway International Airport, IL Revenue (BAM Insured)
5.00% 01/01/33	500,000	568,194
Chicago O'Hare International Airport, IL Revenue
5.00% 01/01/41 - 01/01/48	9,100,000	9,509,323
5.25% 01/01/42	8,000,000	8,370,535
Chicago Park District, IL GO, (BAM Insured)
4.00% 01/01/41	1,000,000	1,001,192
Chicago Park District, IL GO,
5.00% 01/01/40	1,000,000	1,090,135
Chicago Transit Authority Sales Tax Receipts Fund, IL Revenue
4.00% 12/01/49	2,000,000	1,941,943
City of Chicago Wastewater Transmission Revenue, IL Revenue (AGM Insured)
5.50% 01/01/62	5,035,000	5,612,286
Cook County Community College District No. 508, IL GO,
5.13% 12/01/38	1,000,000	1,000,039
Illinois Finance Authority, IL Revenue
4.00% 07/01/32	5,000,000	5,069,880
Illinois State Toll Highway Authority, IL Revenue
4.00% 01/01/44	3,000,000	3,007,377
5.00% 01/01/37 - 01/01/46	5,885,000	6,153,444
5.00% 01/01/39 (b)	1,000,000	1,175,169
Southwestern Illinois Development Authority, IL Revenue
4.00% 04/15/31	2,450,000	2,599,161
State of Illinois, IL GO,
5.00% 10/01/30	1,000,000	1,120,390
5.50% 05/01/30	2,000,000	2,242,402
		50,461,470
Indiana - 0.8%
Indiana Finance Authority, IN Revenue, Series B
5.25% 10/01/52	2,000,000	2,163,497
Indiana Municipal Power Agency, IN Revenue
5.00% 01/01/42	2,160,000	2,309,557
Indianapolis Local Public Improvement Bond Bank, IN Revenue
4.00% 02/01/44	3,500,000	3,526,340
5.00% 01/01/48	500,000	547,137
		8,546,531
	Principal Amount	Fair Value
Iowa - 0.2%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, IA Revenue (AGM Insured)
4.00% 07/01/34	$ 1,055,000	$ 1,141,117
City of Ames, IA GO,
5.00% 06/01/32	1,090,000	1,268,595
		2,409,712
Kansas - 0.5%
City of Lawrence Water & Sewage System Revenue, KS Revenue
4.00% 11/01/40	2,420,000	2,536,671
Kansas Turnpike Authority, KS Revenue
5.00% 09/01/37	1,980,000	2,214,226
		4,750,897
Kentucky - 1.3%
Kentucky State Property & Building Commission, KY Revenue
5.00% 02/01/33 - 04/01/37	11,705,000	12,289,328
Louisville Water Co., KY Revenue
3.00% 11/15/34	1,000,000	973,118
		13,262,446
Maine - 0.6%
Maine Health & Higher Educational Facilities Authority, ME Revenue
5.00% 07/01/48	1,990,000	2,094,730
Maine Municipal Bond Bank, ME Revenue
4.50% 11/01/38	850,000	933,545
5.00% 09/01/26	500,000	530,563
Maine Turnpike Authority, ME Revenue
4.00% 07/01/45	2,000,000	2,004,468
Town of Bar Harbor, ME GO,
5.00% 10/15/37	700,000	835,582
		6,398,888
Maryland - 4.5%
City of Baltimore, MD Revenue
4.00% 07/01/44	3,130,000	3,168,251
5.00% 07/01/35 - 07/01/46	15,155,000	15,658,394
5.00% 07/01/38 (a)	9,375,000	9,375,000
County of Anne Arundel, MD GO,
5.00% 10/01/47	1,000,000	1,046,806
County of Baltimore, MD GO,
4.00% 03/01/40 - 03/01/41	2,385,000	2,455,333
5.00% 03/01/45 - 03/01/53	10,985,000	12,400,136
State of Maryland Department of Transportation, MD Revenue
4.00% 12/01/29	1,140,000	1,179,477
		45,283,397

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	61

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Massachusetts - 3.8%
Commonwealth of Massachusetts Transportation Fund Revenue, MA Revenue
4.00% 06/01/50	$ 2,000,000	$ 2,012,737
Commonwealth of Massachusetts, MA GO,
5.00% 07/01/45	2,490,000	2,716,043
5.25% 04/01/42 - 01/01/44	3,950,000	4,242,065
Commonwealth of Massachusetts, MA Revenue (NPFG Insured)
5.50% 01/01/34	3,950,000	4,670,073
Massachusetts Bay Transportation Authority Assessment Revenue, MA Revenue
5.00% 07/01/52	3,020,000	3,328,111
Massachusetts Bay Transportation Authority Sales Tax Revenue, MA Revenue
5.00% 07/01/33 - 07/01/41	5,240,000	5,461,632
Massachusetts Development Finance Agency, MA Revenue
4.00% 05/01/45 - 10/01/46	4,625,000	4,640,633
4.00% 06/01/49 (a)	1,000,000	1,080,678
Massachusetts School Building Authority, MA Revenue
4.00% 08/15/45	1,340,000	1,359,516
Massachusetts State College Building Authority, MA Revenue
4.00% 05/01/40 - 05/01/43	3,015,000	3,082,743
Northeast Metropolitan Regional Vocational School District, MA GO,
4.00% 04/15/47	1,500,000	1,515,085
Town of Andover, MA GO,
4.00% 07/15/52	2,605,000	2,636,183
University of Massachusetts Building Authority, MA Revenue
4.00% 11/01/46	1,395,000	1,411,297
		38,156,796
Michigan - 1.3%
City of Kalamazoo, MI GO, (BAM Insured)
5.00% 10/01/36	1,015,000	1,188,954
City of Lansing, MI GO, (AGM Insured)
5.00% 06/01/43	1,000,000	1,114,320
Great Lakes Water Authority Sewage Disposal System Revenue, MI Revenue
5.00% 07/01/36 - 07/01/38	3,280,000	3,547,180
Michigan Finance Authority, MI Revenue
5.00% 11/01/31	1,395,000	1,540,848
State of Michigan Trunk Line Revenue, MI Revenue
4.00% 11/15/38	1,485,000	1,555,250
University of Michigan, MI Revenue
5.00% 04/01/50	3,120,000	3,376,335
Warren Consolidated Schools, MI GO,
5.00% 05/01/35	715,000	745,068
		13,067,955
Minnesota - 2.9%
Alexandria Independent School District No. 206, MN GO,
5.00% 02/01/30	2,950,000	3,237,002
	Principal Amount	Fair Value
City of Minneapolis, MN GO,
3.00% 12/01/34	$ 1,315,000	$ 1,256,952
4.00% 12/01/41	1,125,000	1,165,819
City of Rochester, MN Revenue
4.00% 11/15/48	5,330,000	5,271,028
City of St. Paul Water Revenue, MN Revenue
4.00% 12/01/45	5,000,000	5,114,992
Cloquet Independent School District No. 94, MN GO,
4.00% 02/01/36	1,675,000	1,686,800
County of St. Louis, MN GO,
3.00% 12/01/31	1,545,000	1,548,736
Dover & Eyota Independent School District No. 533, MN GO,
4.00% 02/01/40	1,285,000	1,322,928
Maple River Independent School District No. 2135, MN GO,
5.00% 02/01/28	750,000	828,531
Minneapolis-St. Paul Metropolitan Airports Commission, MN Revenue
5.00% 01/01/25	1,000,000	1,000,000
Redwood Area Schools Independent School District No. 2897, MN GO,
4.00% 02/01/36	1,705,000	1,806,591
University of Minnesota, MN Revenue
5.00% 09/01/39	4,350,000	4,619,988
		28,859,367
Mississippi - 0.1%
State of Mississippi, MS GO,
4.00% 10/01/41	1,000,000	1,011,709
Missouri - 0.7%
City of St. Louis, MO GO,
5.00% 02/15/43	800,000	875,269
Health & Educational Facilities Authority of the State of Missouri, MO Revenue
4.00% 11/15/48	2,200,000	2,162,135
Metropolitan St. Louis Sewer District, MO Revenue
5.00% 05/01/45 (a)	480,000	493,764
5.00% 05/01/45	1,020,000	1,047,229
Missouri Joint Municipal Electric Utility Commission, MO Revenue
5.00% 01/01/34	1,000,000	1,184,560
St. Louis County School District C-2 Parkway, MO GO,
4.00% 03/01/39	1,395,000	1,439,770
		7,202,727
Montana - 0.2%
Yellowstone County K-12 School District No. 26 Lockwood, MT GO,
5.00% 07/01/35	1,570,000	1,702,767
Nebraska - 0.1%
Omaha Public Power District, NE Revenue
5.00% 02/01/35	500,000	590,710

See Notes to Schedules of Investments and Notes to Financial Statements.
62	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
New Jersey - 6.0%
New Jersey Economic Development Authority, NJ Revenue
5.00% 06/15/41 (a)	$ 7,250,000	$ 7,774,592
5.00% 06/15/43	4,500,000	4,742,738
5.25% 06/15/40 (a)	220,000	227,711
New Jersey Educational Facilities Authority, NJ Revenue
5.50% 09/01/30 - 09/01/33	14,700,000	15,659,982
New Jersey Health Care Facilities Financing Authority, NJ Revenue (AGM Insured)
4.13% 07/01/38	3,500,000	3,507,644
New Jersey Transportation Trust Fund Authority, NJ Revenue
4.25% 06/15/44	1,000,000	1,019,079
5.00% 12/15/34 - 06/15/45	8,250,000	8,897,703
New Jersey Turnpike Authority, NJ Revenue, Series G
4.00% 01/01/43	5,000,000	4,983,801
New Jersey Turnpike Authority, NJ Revenue
5.00% 01/01/30 - 01/01/48	12,710,000	13,195,832
State of New Jersey, NJ GO,
2.00% 06/01/34	1,000,000	857,424
		60,866,506
New Mexico - 0.1%
County of Santa Fe, NM GO,
4.00% 07/01/34	1,000,000	1,066,477
New York - 11.3%
City of New York, NY GO,
4.00% 08/01/39	1,155,000	1,195,675
Hudson Yards Infrastructure Corp., NY Revenue (AGM Insured)
4.00% 02/15/47	5,830,000	5,836,939
Hudson Yards Infrastructure Corp., NY Revenue
5.00% 02/15/36 - 02/15/37	3,635,000	3,846,412
Metropolitan Transportation Authority, NY Revenue (AGM Insured)
4.00% 11/15/49	1,500,000	1,462,135
Metropolitan Transportation Authority, NY Revenue
5.25% 11/15/55	1,000,000	1,059,762
New York City Municipal Water Finance Authority, NY Revenue
4.00% 06/15/41 - 06/15/52	8,105,000	8,143,736
5.00% 06/15/35 - 06/15/49	13,255,000	14,061,176
New York City Transitional Finance Authority Building Aid Revenue, NY Revenue
5.00% 07/15/36	6,000,000	6,572,402
New York City Transitional Finance Authority Future Tax Secured Revenue, NY Revenue
5.00% 11/01/32 - 02/01/41	12,135,000	12,633,083
New York City Transitional Finance Authority, NY Revenue
4.00% 11/01/42 (b)	1,000,000	1,020,900
5.00% 05/01/36	1,000,000	1,213,419
5.50% 05/01/53	2,500,000	2,916,176
New York Power Authority, NY Revenue
4.00% 11/15/50	1,775,000	1,775,525
	Principal Amount	Fair Value
New York Power Authority, NY Revenue (BAM Insured)
5.13% 11/15/58	$ 2,020,000	$ 2,248,207
New York State Dormitory Authority, NY Revenue
4.00% 08/01/38 - 03/15/47	8,500,000	8,534,966
5.00% 03/15/31 - 03/15/39	7,835,000	8,414,608
5.00% 07/01/46 (a)	4,000,000	4,349,587
New York State Environmental Facilities Corp., NY Revenue
5.00% 06/15/42	5,000,000	5,299,354
New York State Thruway Authority, NY Revenue
4.00% 03/15/44	2,000,000	2,023,310
New York State Urban Development Corp., NY Revenue
4.00% 03/15/40 - 03/15/52	3,470,000	3,541,272
New York Transportation Development Corp., NY Revenue
5.50% 06/30/39	1,000,000	1,105,972
Port Authority of New York & New Jersey, NY Revenue
5.00% 12/01/28 - 09/01/48	8,260,000	8,809,392
Triborough Bridge & Tunnel Authority, NY Revenue
5.00% 11/15/36	500,000	603,514
Utility Debt Securitization Authority, NY Revenue
5.00% 12/15/33 - 12/15/40	7,075,000	7,759,993
		114,427,515
North Carolina - 1.2%
City of Charlotte Airport Revenue, NC Revenue
5.00% 07/01/48	3,000,000	3,344,132
City of Durham, NC Revenue
4.00% 04/01/37	3,000,000	3,073,362
County of Wake, NC GO,
3.50% 04/01/32	3,305,000	3,312,768
North Carolina Turnpike Authority, NC Revenue (AGM Insured)
5.00% 01/01/29	1,190,000	1,268,267
Orange Water & Sewer Authority, NC Revenue
4.00% 07/01/29	1,020,000	1,022,220
		12,020,749
North Dakota - 0.0%*
City of Grand Forks, ND Revenue
5.00% 12/01/27	250,000	258,999
Ohio - 0.8%
City of Cleveland, OH GO,
5.00% 12/01/29	1,250,000	1,300,167
City of Columbus, OH GO,
5.00% 04/01/35	1,020,000	1,145,145
Dublin City School District, OH GO,
4.00% 12/01/30	1,010,000	1,080,028
Ohio Turnpike & Infrastructure Commission, OH Revenue
5.00% 02/15/51	1,000,000	1,083,322
Ohio Water Development Authority Water Pollution Control Loan Fund, OH Revenue
5.00% 12/01/42	2,000,000	2,289,746

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	63

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Worthington City School District, OH GO,
5.00% 12/01/43	$ 1,370,000	$ 1,538,841
		8,437,249
Oklahoma - 0.7%
Oklahoma Water Resources Board, OK Revenue
4.00% 04/01/41 - 04/01/48	3,150,000	3,223,544
4.25% 10/01/48	1,000,000	1,035,778
Washington County Rural Water District No. 3, OK Revenue
3.00% 09/15/41	3,000,000	2,604,291
		6,863,613
Oregon - 2.1%
City of Eugene Water Utility System Revenue, OR Revenue
5.00% 08/01/48	4,900,000	5,449,280
City of Portland Water System Revenue, OR Revenue
4.00% 05/01/30	2,435,000	2,443,879
Clackamas County School District No. 7J Lake Oswego, OR GO,
4.00% 06/01/33	1,000,000	1,037,172
Multnomah-Clackamas Counties Centennial School District No. 28JT, OR GO,
5.00% 06/15/45	5,000,000	5,418,113
Oregon State University, OR Revenue
5.00% 04/01/45	2,000,000	2,032,054
Port of Portland Airport Revenue, OR Revenue
5.00% 07/01/27 - 07/01/38	3,520,000	3,702,874
Port of Portland Airport Revenue, OR Revenue, Series 24-B
5.00% 07/01/29	1,000,000	1,053,605
		21,136,977
Pennsylvania - 7.1%
Allegheny County Sanitary Authority, PA Revenue
5.00% 06/01/43	1,245,000	1,325,748
Bucks County Water & Sewer Authority, PA Revenue (AGM Insured)
5.25% 12/01/47	1,700,000	1,898,856
City of Philadelphia Airport Revenue, PA Revenue
4.00% 07/01/40	3,000,000	3,060,595
5.00% 07/01/28 - 07/01/35	3,475,000	3,792,040
City of Philadelphia Water & Wastewater Revenue, PA Revenue
4.00% 10/01/31	4,980,000	5,100,250
5.00% 10/01/43 - 10/01/47	15,000,000	15,791,216
City of Philadelphia Water & Wastewater Revenue, PA Revenue (AGM Insured)
5.00% 09/01/30	1,000,000	1,154,401
City of Philadelphia, PA GO,
5.00% 08/01/36	5,000,000	5,355,340
City of Pittsburgh, PA GO,
5.00% 09/01/32	750,000	857,315
Commonwealth of Pennsylvania, PA GO,
3.50% 03/01/31	2,000,000	2,033,325
	Principal Amount	Fair Value
4.00% 09/15/34 - 09/01/43	$ 3,575,000	$ 3,657,518
Council Rock School District, PA GO,
4.00% 11/15/52	3,000,000	2,952,829
Delaware River Port Authority, PA Revenue
5.00% 01/01/26	500,000	522,750
Middletown Area School District, PA GO, (AGM Insured)
4.00% 03/01/36	1,000,000	1,022,526
Montgomery County Higher Education & Health Authority, PA Revenue
5.00% 09/01/51	2,485,000	2,545,187
Pennsylvania Higher Educational Facilities Authority, PA Revenue
4.00% 08/15/49	2,000,000	1,960,583
5.00% 05/01/41	1,000,000	1,021,664
Pennsylvania State University, PA Revenue
5.00% 09/01/47	2,000,000	2,091,119
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PA Revenue
4.00% 12/01/51	1,500,000	1,459,567
5.25% 12/01/44	7,500,000	8,036,176
Pennsylvania Turnpike Commission, PA Revenue
5.00% 12/01/32	1,110,000	1,252,643
Philadelphia Gas Works Co., PA Revenue
5.00% 08/01/33	3,300,000	3,499,077
Upper Darby School District, PA GO, (BAM Insured)
4.00% 04/01/51	1,000,000	970,642
		71,361,367
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp., RI Revenue (BAM Insured)
5.00% 05/15/29	200,000	225,167
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund, RI Revenue
5.00% 10/01/28 (a)	2,200,000	2,287,430
		2,512,597
South Carolina - 1.3%
Anderson County School District No. 5, SC GO,
5.00% 03/01/30	2,000,000	2,102,086
Beaufort County School District, SC GO,
4.00% 03/01/33	2,200,000	2,368,775
City of Columbia Waterworks & Sewer System Revenue, SC Revenue
5.00% 02/01/47 - 02/01/48	3,525,000	3,931,065
South Carolina Ports Authority, SC Revenue
5.00% 07/01/33	1,800,000	1,962,388
Spartanburg County School District No. 4, SC GO,
5.00% 03/01/47	2,745,000	3,033,003
		13,397,317

See Notes to Schedules of Investments and Notes to Financial Statements.
64	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Tennessee - 1.7%
City of Memphis, TN GO,
4.00% 05/01/38 - 06/01/46	$ 9,920,000	$ 9,961,034
County of Montgomery, TN GO,
4.00% 06/01/36	1,250,000	1,331,198
County of Rutherford, TN GO,
3.00% 04/01/35	2,000,000	1,969,999
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, TN Revenue
5.00% 07/01/46	2,000,000	2,080,306
Tennessee State School Bond Authority, TN Revenue
5.00% 11/01/52	1,250,000	1,388,042
		16,730,579
Texas - 3.7%
Aledo Independent School District, TX GO,
5.00% 02/15/33	500,000	592,044
Arlington Higher Education Finance Corp., TX Revenue
5.00% 02/15/35	1,550,000	1,573,447
City of Austin Airport System Revenue, TX Revenue
5.00% 11/15/33	1,000,000	1,137,830
City of Dallas Waterworks & Sewer System Revenue, TX Revenue
4.00% 10/01/52	2,500,000	2,507,774
City of Fort Worth Water & Sewer System Revenue, TX Revenue
4.00% 02/15/35	2,530,000	2,632,064
City of Houston Airport System Revenue, TX Revenue
5.00% 07/01/28	1,500,000	1,614,543
City of Houston, TX GO,
5.00% 03/01/38	500,000	581,121
City of Mansfield Waterworks & Sewer System Revenue, TX Revenue
5.00% 08/01/44	500,000	560,397
City of North Richland Hills, TX GO,
4.00% 02/15/27	1,045,000	1,086,015
City of Tyler Water & Sewer System Revenue, TX Revenue
5.00% 09/01/30	1,245,000	1,434,752
Crowley Independent School District, TX GO,
5.25% 02/01/53	1,500,000	1,694,237
Dallas Area Rapid Transit, TX Revenue
4.00% 12/01/38	500,000	500,506
Dallas Fort Worth International Airport, TX Revenue
5.00% 11/01/27	500,000	545,107
Dallas Independent School District, TX GO,
5.00% 02/15/34	560,000	625,471
Dickinson Independent School District, TX GO,
4.00% 02/15/43	1,000,000	1,020,544
Fort Bend County Texas Public Facility Corp., TX Revenue
5.00% 03/01/42	1,500,000	1,683,190
Klein Independent School District, TX GO,
5.00% 02/01/43	500,000	536,084
	Principal Amount	Fair Value
Lamar Consolidated Independent School District, TX GO,
5.00% 02/15/37	$ 500,000	$ 589,765
Lower Colorado River Authority, TX Revenue
5.00% 05/15/37 - 05/15/44	2,500,000	2,627,196
Mount Vernon Independent School District, TX GO,
5.00% 08/15/30	500,000	574,114
North Texas Tollway Authority, TX Revenue
5.00% 01/01/48	4,000,000	4,182,391
Pasadena Independent School District, TX GO,
5.00% 02/15/35	500,000	598,680
Port Authority of Houston of Harris County Texas, TX GO,
5.00% 10/01/27	1,000,000	1,063,398
Port Authority of Houston of Harris County Texas, TX Revenue
5.00% 10/01/51	1,025,000	1,115,779
State of Texas, TX GO,
4.00% 10/01/44	1,985,000	1,970,577
Texas A&M University, TX Revenue
5.00% 05/15/28	500,000	555,982
Texas City Independent School District, TX GO,
4.00% 08/15/40	1,085,000	1,122,724
Texas Municipal Power Agency, TX Revenue (AGM Insured)
3.00% 09/01/28	275,000	273,069
Texas Public Finance Authority, TX Revenue (BAM Insured)
5.25% 05/01/35	500,000	570,964
Tomball Independent School District, TX GO,
5.00% 02/15/48	1,700,000	1,898,300
		37,468,065
Utah - 1.6%
Alpine School District, UT GO,
4.00% 03/15/31	1,500,000	1,559,404
Central Valley Water Reclamation Facility, UT Revenue
3.00% 03/01/30 - 03/01/35	2,225,000	2,220,696
City of Salt Lake City Airport Revenue, UT Revenue
5.00% 07/01/46 - 07/01/48	4,000,000	4,190,937
City of Salt Lake City Public Utilities Revenue, UT Revenue
4.00% 02/01/45	1,220,000	1,232,494
5.00% 02/01/50	4,080,000	4,335,295
Ogden City Redevelopment Agency, UT Revenue
5.00% 01/15/48	1,000,000	1,095,064
University of Utah, UT Revenue
5.00% 08/01/42	1,685,000	1,921,950
		16,555,840
Virginia - 4.4%
Chesapeake Bay Bridge & Tunnel District, VA Revenue
5.00% 07/01/46 - 07/01/51	4,000,000	4,043,941
City of Alexandria, VA GO,
4.00% 12/15/48	2,500,000	2,552,755
City of Charlottesville, VA GO,
3.00% 09/15/39 - 09/15/40	1,830,000	1,670,254
City of Richmond Public Utility Revenue, VA Revenue
4.00% 01/15/36	4,350,000	4,442,893

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	65

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
4.25% 01/15/53	$ 2,500,000	$ 2,554,037
County of Fairfax, VA GO,
4.00% 10/01/35	5,145,000	5,401,910
County of Loudoun, VA GO,
4.00% 12/01/33	5,765,000	5,840,180
University of Virginia, VA Revenue
5.00% 04/01/47	6,000,000	6,301,227
Virginia College Building Authority, VA Revenue
4.00% 09/01/35	1,000,000	1,047,675
5.00% 02/01/30	1,990,000	2,195,805
Virginia Commonwealth Transportation Board, VA Revenue
4.00% 05/15/44	1,000,000	1,024,333
Virginia Public School Authority, VA Revenue
5.00% 08/01/43	3,475,000	3,959,898
Virginia Resources Authority, VA Revenue
4.00% 11/01/41	3,000,000	3,031,243
		44,066,151
Washington - 4.9%
City of Seattle Drainage & Wastewater Revenue, WA Revenue
4.00% 07/01/36 - 09/01/51	5,000,000	5,070,107
City of Seattle Municipal Light & Power Revenue, WA Revenue
4.00% 09/01/35 - 09/01/40	6,190,000	6,334,214
5.00% 07/01/52	3,000,000	3,269,354
City of Seattle, WA GO,
4.00% 12/01/31	2,500,000	2,537,868
City of Spokane, WA GO,
3.13% 12/01/33	1,260,000	1,240,595
City of Tacoma Electric System Revenue, WA Revenue
5.00% 01/01/46	2,000,000	2,189,473
County of King Sewer Revenue, WA Revenue
5.00% 07/01/28 (a)	1,060,000	1,070,152
County of King, WA GO,
4.00% 12/01/31 - 12/01/34	3,950,000	4,019,186
Grant County Public Utility District No. 2 Electric Revenue, WA Revenue
5.00% 01/01/44	1,345,000	1,510,366
Port of Seattle, WA Revenue
5.00% 08/01/28 - 08/01/42	6,985,000	7,473,891
Port of Tacoma, WA GO,
5.00% 12/01/28	790,000	844,166
Spokane County School District No. 356 Central Valley, WA GO,
4.00% 12/01/31	2,605,000	2,717,512
State of Washington, WA GO,
4.00% 07/01/27 - 06/01/34	2,505,000	2,680,538
5.00% 07/01/24 - 02/01/48	6,345,000	6,890,704
Vancouver Library Capital Facilities Area, WA GO,
4.00% 12/01/27	1,000,000	1,037,272
Washington Health Care Facilities Authority, WA Revenue
5.00% 08/01/35	750,000	814,632
		49,700,030
	Principal Amount	Fair Value
Wisconsin - 1.0%
County of Dane, WI GO,
5.00% 06/01/28	$ 2,340,000	$ 2,520,109
Public Finance Authority, WI Revenue
5.00% 07/01/27	500,000	519,648
State of Wisconsin, WI GO,
4.00% 05/01/30 - 05/01/40	2,675,000	2,747,916
5.00% 05/01/33 - 05/01/38	4,075,000	4,156,805
		9,944,478
Total Municipal Bonds and Notes (Cost $986,086,424)		1,009,798,273
Short-Term Investments - 0.4%
State Street Institutional Treasury Plus Fund - Premier Class 5.31% (c)(d) (Cost $4,577,263)	4,577,263	4,577,263
Total Investments (Cost $990,663,687)		1,014,375,536
Liabilities in Excess of Other Assets, net - (0.4)%		(4,467,945)
NET ASSETS - 100.0%		$ 1,009,907,591
Notes to Schedule of Investments – December 31, 2023
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.

See Notes to Schedules of Investments and Notes to Financial Statements.
66	Elfun Tax-Exempt Income Fund

Elfun Tax-Exempt Income Fund
Schedule of Investments, continued — December 31, 2023
Abbreviations:
BAM - Build America Mutual Assurance Company
NPFG - National Public Finance Guaranty Corporation

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds and Notes	$ —	$ 1,009,798,273	$ —	$ 1,009,798,273
Short-Term Investments	4,577,263	—	—	4,577,263
Total Investments in Securities	$ 4,577,263	$ 1,009,798,273	$ —	$ 1,014,375,536

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional Treasury Plus Fund - Premier Class	15,874,392	$15,874,392	$285,432,118	$296,729,247	$—	$—	4,577,263	$4,577,263	$568,445
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Tax-Exempt Income Fund	67

Elfun Income Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The Elfun Income Fund (the “Fund”) seeks to provide a high level of income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Bloomberg U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund’s Investment Class was 5.78%, and the return for the Index was 5.53%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Sector allocation and security selection were the primary drivers of Fund performance during the Reporting Period relative to the Index, while duration was a detractor of Fund performance during the Reporting Period relative to the Index. Modest allocation over-weights to investment-grade and high-yield corporate credit, and a modest allocation under-weight to U.S. Treasury securities, explains the Fund’s out-performance relative to the Index.
Our view in the fourth quarter of 2022 was that after an increase in the U.S. Federal Reserve (the “Fed”) Funds rate of 425 bps during the prior Reporting Period, there was value in fixed income as compared to long-term fair value estimates, both in the form of Treasury rates and credit spreads, and that modest allocation over-weights were warranted in duration and credit. During the Reporting Period, the Fed raised the Fed Funds rate by an additional 100 bps. In the first quarter of the Reporting Period several regional banks failed, which caused the Fed to offer emergency liquidity and attractive terms in order to reduce the risk of a sharp decline in deposits and further bank failures. The Fed’s measures proved effective and the sharp decline in rates and widening in credit spreads largely reversed during the second quarter of the Reporting Period. In the fourth quarter of the Reporting Period the U.S. Treasury announced lower than expected auctions with a shift to shorter maturities, and the Fed signaled additional rate cuts in 2024. These announcements led to a sharp decline in interest rates and credit spreads. The Fund’s modest over-weight to both investment-grade and high-yield credit generated positive excess returns relative to the Index as each sector produced positive excess returns relative to duration-neutral Treasury equivalents during the Reporting Period.
The Fund used treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of index credit default swaps contributed to Fund performance relative to the Index, while its use of treasury futures detracted from Fund performance.
Security selection in the investment-grade credit allocation generated positive excess returns as our bottom-up fundamental underwriting assisted our portfolio construction process to select higher value securities, while security selection in the commercial mortgage-backed securities allocation detracted from Fund performance relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
68	Elfun Income Fund

Elfun Income Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $156,647 (in thousands) as of December 31, 2023 (a)(b)
Quality Ratings
as of December 31, 2023 as a % of Fair Value (a)(b)
Moody’s / S&P / Rating*	Percentage of Fair Value
Aaa / AAA	4.90%
Aa / AA	49.77%
A / A	8.67%
Baa / BBB	19.33%
Ba / BB and lower	2.01%
NR / Other	15.32%
100.00%
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 12/31/84)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Income Fund	5.78%	1.36%	1.92%	$12,099
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.81%	$11,964

(a)	Fair Value basis is inclusive of a short-term investment in the State Street Institutional U.S. Government Money Market Fund - Class G Shares.
(b)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
*	Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standard of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. (“SSGA FM”) develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.
Elfun Income Fund	69

Elfun Income Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
70	Elfun Income Fund

Elfun Income Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,035.60	$1,023.50
Expenses Paid During Period*	$ 1.69	$ 1.68
*	Expenses are equal to the Fund's annualized net expense ratio of 0.33%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun Income Fund	71

Elfun Income Fund
Schedule of Investments — December 31, 2023
	Principal Amount	Fair Value
Bonds and Notes - 93.1% †
U.S. Treasuries - 26.5%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$ 1,502,000	$ 1,069,706
3.00%, 08/15/48 (a)	2,814,000	2,295,608
4.13%, 08/15/53 (a)	664,000	673,026
4.38%, 08/15/43 (a)	2,207,000	2,257,002
U.S. Treasury Notes
0.25%, 07/31/25 (a)	1,863,400	1,745,118
0.75%, 01/31/28 (a)	9,735,000	8,583,532
1.25%, 11/30/26 (a)	300,000	277,430
1.63%, 05/15/31 (a)	854,000	732,705
2.63%, 02/15/29 (a)	1,502,000	1,414,814
2.75%, 08/15/32 (a)	1,299,500	1,190,870
3.50%, 04/30/28 (a)	140,000	137,802
3.88%, 12/31/27 - 08/15/33 (a)	4,954,200	4,950,074
4.25%, 10/15/25 (a)	1,874,900	1,871,604
4.63%, 10/15/26 - 09/30/30 (a)	8,226,000	8,485,213
5.00%, 09/30/25 (a)	3,022,000	3,053,046
		38,737,550
Agency Mortgage Backed - 24.6%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	4,014,801	3,628,939
4.50%, 06/01/33 - 02/01/35	3,333	3,313
5.00%, 07/01/35	40,946	41,421
5.50%, 01/01/38 - 04/01/39	67,536	69,896
6.00%, 06/01/33 - 11/01/37	148,686	155,938
7.00%, 01/01/27 - 08/01/36	32,863	35,160
7.50%, 11/01/29 - 09/01/33	5,016	5,234
8.00%, 11/01/30	1,611	1,686
Federal National Mortgage Association
2.50%, 03/01/51	3,019,544	2,566,870
3.50%, 08/01/45 - 01/01/48	3,347,496	3,139,410
4.00%, 01/01/41 - 01/01/50	1,717,149	1,656,554
4.50%, 07/01/33 - 12/01/48	890,670	885,639
5.00%, 03/01/34 - 05/01/39	95,422	96,752
5.50%, 12/01/32 - 01/01/39	245,039	252,464
6.00%, 01/01/29 - 05/01/41	560,183	584,690
6.50%, 08/01/28 - 08/01/36	27,235	28,675
7.00%, 10/01/32 - 02/01/34	6,769	7,212
7.50%, 12/01/26 - 03/01/33	16,146	16,738
8.00%, 06/01/24 - 10/01/31	2,624	2,674
8.50%, 04/01/30	799	856
Federal National Mortgage Association 1.60% + 1 year RFUCCT
4.97%, 04/01/37 (b)	1,413	1,405
	Principal Amount	Fair Value
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	$ 3,388,703	$ 3,118,679
3.50%, 08/20/48	634,468	598,514
4.00%, 01/20/41 - 04/20/43	552,716	539,601
4.50%, 08/15/33 - 03/20/41	254,789	253,792
5.00%, 08/15/33	13,910	14,097
6.00%, 04/15/27 - 04/15/35	83,706	87,250
6.50%, 03/15/24 - 09/15/36	30,074	31,424
7.00%, 11/15/27 - 10/15/36	21,365	22,370
7.50%, 10/15/28	4,665	4,760
8.00%, 09/15/27 - 06/15/30	12,923	13,130
Uniform Mortgage-Backed Security, TBA
2.00%, 01/01/54 (c)	4,401,092	3,596,542
2.50%, 01/01/54 (c)	6,931,253	5,896,465
3.00%, 01/01/54 (c)	2,731,754	2,413,994
3.50%, 01/01/54 (c)	2,483,779	2,276,716
5.00%, 01/01/54 (c)	2,425,522	2,400,495
5.50%, 01/01/39 (c)	1,455,313	1,475,251
		35,924,606
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	676,920
4.05%, 09/25/28 (a)(b)	300,000	295,701
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (d)	12,889	1,823
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	204	188
8.00%, 07/01/24 (d)	59	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (b)(d)	506,644	5,853
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	14,418	11,854
4.50%, 08/25/35 - 01/25/36 (d)	24,843	3,250
5.00%, 03/25/38 - 05/25/38 (d)	15,859	2,510
5.50%, 12/25/33 (d)	4,713	791
6.00%, 01/25/35 (d)	18,473	3,273
8.00%, 07/25/24 (d)	111	2
Federal National Mortgage Association REMICS
1.18%, 12/25/42 (b)(d)	101,140	3,769
5.00%, 02/25/40 - 09/25/40 (d)	22,881	2,188

See Notes to Schedules of Investments and Notes to Financial Statements.
72	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 5.89% + SOFR
0.55%, 07/25/38 (b)(d)	$ 14,638	$ 1,314
Federal National Mortgage Association REMICS 6.44% + SOFR
1.10%, 11/25/41 (b)(d)	1,491,333	191,924
		1,201,361
Asset Backed - 0.0%*
Chase Funding Trust
4.99%, 11/25/33 (f)	49,618	48,305
		48,305
Corporate Notes - 33.2%
3M Co.
3.13%, 09/19/46 (a)	13,000	9,517
7-Eleven, Inc.
0.95%, 02/10/26 (a)(g)	172,000	158,964
Abbott Laboratories
3.75%, 11/30/26 (a)	22,000	21,707
4.90%, 11/30/46 (a)	49,000	50,242
AbbVie, Inc.
2.60%, 11/21/24 (a)	83,000	81,100
3.20%, 05/14/26 - 11/21/29 (a)	112,000	106,084
4.05%, 11/21/39 (a)	34,000	30,749
4.25%, 11/21/49 (a)	53,000	47,301
4.30%, 05/14/36 (a)	36,000	34,518
4.40%, 11/06/42 (a)	24,000	22,288
4.63%, 10/01/42 (a)	3,000	2,846
4.70%, 05/14/45 (a)	9,000	8,590
4.88%, 11/14/48 (a)	6,000	5,867
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	45,000	42,677
AEP Texas, Inc.
3.45%, 05/15/51 (a)	83,000	59,553
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	38,000	39,587
Aetna, Inc.
3.50%, 11/15/24 (a)	33,000	32,468
AIA Group Ltd.
4.95%, 04/04/33 (a)(g)	200,000	201,160
Aircastle Ltd.
4.25%, 06/15/26 (a)	51,000	49,341
Alcoa Nederland Holding BV
5.50%, 12/15/27 (a)(g)	203,000	197,819
Alcon Finance Corp.
2.60%, 05/27/30 (a)(g)	239,000	207,165
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	30,000	23,379
	Principal Amount	Fair Value
2.95%, 03/15/34 (a)	$ 50,000	$ 41,722
3.55%, 03/15/52 (a)	41,000	29,954
4.70%, 07/01/30 (a)	13,000	12,744
Allstate Corp.
4.20%, 12/15/46 (a)	43,000	36,516
Allstate Corp. (8.58% fixed rate until 01/29/24; 3.20% + 3-month Term SOFR)
8.58%, 08/15/53 (a)(b)	63,000	62,790
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	36,000	28,220
4.00%, 02/04/61 (a)	13,000	9,501
4.25%, 08/09/42 (a)	2,000	1,631
4.45%, 05/06/50 (a)	18,000	14,303
4.50%, 05/02/43 (a)	13,000	10,839
Amazon.com, Inc.
1.50%, 06/03/30 (a)	22,000	18,637
2.50%, 06/03/50 (a)	24,000	15,990
2.70%, 06/03/60 (a)	21,000	13,915
2.88%, 05/12/41 (a)	44,000	34,559
3.15%, 08/22/27 (a)	9,000	8,649
3.25%, 05/12/61 (a)	33,000	24,287
4.05%, 08/22/47 (a)	10,000	9,019
4.25%, 08/22/57 (a)	4,000	3,689
Ameren Corp.
2.50%, 09/15/24 (a)	120,000	117,356
3.65%, 02/15/26 (a)	22,000	21,356
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	26,000	22,226
3.25%, 03/01/50 (a)	11,000	7,851
American Honda Finance Corp.
5.85%, 10/04/30 (a)	182,000	194,418
American International Group, Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3-month USD LIBOR thereafter)
5.75%, 04/01/48 (a)(b)	4,000	3,954
American Tower Corp.
1.50%, 01/31/28 (a)	81,000	70,822
2.90%, 01/15/30 (a)	29,000	25,907
3.70%, 10/15/49 (a)	18,000	13,673
3.80%, 08/15/29 (a)	35,000	33,223
American Water Capital Corp.
2.95%, 09/01/27 (a)	26,000	24,578
Amgen, Inc.
2.00%, 01/15/32 (a)	58,000	47,531
2.45%, 02/21/30 (a)	15,000	13,301
3.00%, 01/15/52 (a)	33,000	23,111
3.15%, 02/21/40 (a)	57,000	44,408
5.51%, 03/02/26 (a)	93,000	93,042
5.60%, 03/02/43 (a)	48,000	49,636

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	73

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
5.65%, 03/02/53 (a)	$ 44,000	$ 46,384
5.75%, 03/02/63 (a)	48,000	50,486
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	200,000	180,120
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	15,000	14,723
4.70%, 02/01/36 (a)	15,000	14,971
4.90%, 02/01/46 (a)	32,000	31,572
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	33,000	31,452
4.00%, 04/13/28 (a)	8,000	7,907
4.35%, 06/01/40 (a)	33,000	30,880
4.38%, 04/15/38 (a)	45,000	42,747
4.60%, 04/15/48 (a)	4,000	3,795
4.75%, 04/15/58 (a)	15,000	14,281
5.55%, 01/23/49 (a)	33,000	35,591
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	51,000	33,398
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT thereafter)
4.95%, 01/14/50 (a)(b)(g)	46,000	43,329
Apple, Inc.
2.65%, 02/08/51 (a)	73,000	50,114
2.80%, 02/08/61 (a)	34,000	23,168
2.95%, 09/11/49 (a)	21,000	15,443
3.35%, 02/09/27 (a)	10,000	9,740
3.45%, 02/09/45 (a)	44,000	36,714
3.85%, 08/04/46 (a)	33,000	28,769
3.95%, 08/08/52 (a)	43,000	37,726
4.85%, 05/10/53 (a)	123,000	125,494
Applied Materials, Inc.
4.35%, 04/01/47 (a)	18,000	17,003
Aptiv PLC
4.40%, 10/01/46 (a)	13,000	10,518
ArcelorMittal S.A.
4.55%, 03/11/26 (a)	183,000	180,275
6.80%, 11/29/32 (a)	24,000	25,963
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	16,000	15,236
ARES Capital Corp.
2.88%, 06/15/28 (a)	112,000	99,240
3.25%, 07/15/25 (a)	228,000	218,426
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	34,000	25,206
Ascension Health
4.85%, 11/15/53 (a)	44,000	42,603
	Principal Amount	Fair Value
Ashtead Capital, Inc.
1.50%, 08/12/26 (a)(g)	$ 200,000	$ 181,378
5.55%, 05/30/33 (a)(g)	245,000	242,263
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	81,000	72,554
AstraZeneca PLC
3.00%, 05/28/51 (a)	38,000	28,401
4.00%, 01/17/29 (a)	11,000	10,861
4.38%, 08/17/48 (a)	3,000	2,822
AT&T, Inc.
2.75%, 06/01/31 (a)	165,000	144,560
3.65%, 06/01/51 (a)	128,000	96,612
3.85%, 06/01/60 (a)	45,000	33,623
4.35%, 03/01/29 (a)	36,000	35,541
4.50%, 05/15/35 (a)	33,000	31,301
4.55%, 03/09/49 (a)	16,000	14,026
4.75%, 05/15/46 (a)	8,000	7,253
4.85%, 03/01/39 (a)	26,000	24,865
5.40%, 02/15/34 (a)	59,000	60,879
Athene Holding Ltd.
4.13%, 01/12/28 (a)	22,000	21,039
6.15%, 04/03/30 (a)	50,000	51,661
Atmos Energy Corp.
6.20%, 11/15/53 (a)	49,000	57,548
Avangrid, Inc.
3.15%, 12/01/24 (a)	58,000	56,681
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	73,000	67,933
Bank of America Corp.
3.25%, 10/21/27 (a)	33,000	31,411
4.18%, 11/25/27 (a)	63,000	61,269
4.25%, 10/22/26 (a)	49,000	48,119
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	103,000	90,835
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	73,000	51,510
Bank of America Corp. (3.37% fixed rate until 01/23/25; 1.07% + 3-month Term SOFR)
3.37%, 01/23/26 (a)(b)	18,000	17,581
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3-month Term SOFR)
3.42%, 12/20/28 (a)(b)	24,000	22,595

See Notes to Schedules of Investments and Notes to Financial Statements.
74	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3-month Term SOFR)
3.71%, 04/24/28 (a)(b)	$ 66,000	$ 63,065
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 year CMT thereafter)
3.85%, 03/08/37 (a)(b)	67,000	58,841
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3-month Term SOFR)
3.95%, 01/23/49 (a)(b)	40,000	33,642
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3-month Term SOFR)
4.24%, 04/24/38 (a)(b)	33,000	29,773
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3-month Term SOFR)
4.27%, 07/23/29 (a)(b)	7,000	6,755
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.93% + 3-month Term SOFR)
4.30%, 01/28/25 (a)(b)	68,000	64,038
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	142,000	142,399
Bank of America Corp. 1.84% + SOFR
5.87%, 09/15/34 (a)(b)	158,000	165,567
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3-month Term SOFR)
4.63%, 09/20/26 (a)(b)	33,000	31,411
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	3,158
BAT Capital Corp.
2.73%, 03/25/31 (a)	49,000	41,103
3.73%, 09/25/40 (a)	20,000	14,742
4.39%, 08/15/37 (a)	33,000	27,675
4.54%, 08/15/47 (a)	13,000	9,998
4.91%, 04/02/30 (a)	33,000	32,459
6.42%, 08/02/33 (a)	39,000	40,837
7.08%, 08/02/53 (a)	41,000	43,870
Baxter International, Inc.
1.92%, 02/01/27 (a)	157,000	143,892
2.27%, 12/01/28 (a)	57,000	51,081
	Principal Amount	Fair Value
2.54%, 02/01/32 (a)	$ 24,000	$ 20,137
3.13%, 12/01/51 (a)	36,000	24,825
3.95%, 04/01/30 (a)	47,000	44,594
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	8,000	5,517
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	28,000	27,136
4.67%, 06/06/47 (a)	6,000	5,596
4.69%, 12/15/44 (a)	3,000	2,810
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	11,000	10,450
3.70%, 07/15/30 (a)	43,000	40,731
3.80%, 07/15/48 (a)	13,000	10,313
4.25%, 10/15/50 (a)	38,000	32,243
6.13%, 04/01/36 (a)	4,000	4,335
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	95,000	66,661
4.25%, 01/15/49 (a)	18,000	16,819
Berry Global, Inc.
4.88%, 07/15/26 (a)(g)	94,000	92,629
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33 (a)	74,000	75,715
5.00%, 09/30/43 (a)	4,000	4,042
5.25%, 09/08/33 (a)	119,000	123,542
5.50%, 09/08/53 (a)	45,000	49,179
Biogen, Inc.
2.25%, 05/01/30 (a)	16,000	13,659
Block Financial LLC
2.50%, 07/15/28 (a)	47,000	41,915
3.88%, 08/15/30 (a)	14,000	12,804
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	33,000	32,409
Boeing Co.
2.20%, 02/04/26 (a)	95,000	89,773
2.70%, 02/01/27 (a)	81,000	76,415
2.95%, 02/01/30 (a)	19,000	17,147
3.25%, 03/01/28 (a)	3,000	2,820
3.55%, 03/01/38 (a)	2,000	1,626
3.75%, 02/01/50 (a)	21,000	16,356
5.04%, 05/01/27 (a)	119,000	120,102
5.15%, 05/01/30 (a)	66,000	67,196
5.81%, 05/01/50 (a)	41,000	42,524
Boston Properties LP
3.40%, 06/21/29 (a)	78,000	70,131
Boston Scientific Corp.
4.70%, 03/01/49 (a)	4,000	3,850
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	38,000	26,929
3.38%, 02/08/61 (a)	55,000	39,842
4.81%, 02/13/33 (a)	69,000	69,631

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	75

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
BP Capital Markets PLC (4.38% fixed rate until 06/22/25; 4.04% + 5 year CMT thereafter)
4.38%, 06/22/25 (a)(b)	$ 72,000	$ 71,083
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 year CMT thereafter)
4.88%, 03/22/30 (a)(b)	50,000	46,894
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	39,000	32,047
2.35%, 11/13/40 (a)	20,000	13,961
3.20%, 06/15/26 (a)	19,000	18,441
3.40%, 07/26/29 (a)	12,000	11,379
3.55%, 03/15/42 (a)	23,000	18,818
4.13%, 06/15/39 (a)	27,000	24,351
4.25%, 10/26/49 (a)	27,000	23,428
4.35%, 11/15/47 (a)	2,000	1,761
4.55%, 02/20/48 (a)	4,000	3,641
6.25%, 11/15/53 (a)	28,000	32,077
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	66,000	58,612
3.90%, 03/15/27 (a)	14,000	13,341
Broadcom, Inc.
3.14%, 11/15/35 (a)(g)	20,000	16,426
3.19%, 11/15/36 (a)(g)	2,000	1,623
3.42%, 04/15/33 (a)(g)	139,000	122,106
3.47%, 04/15/34 (a)(g)	4,000	3,482
4.15%, 11/15/30 (a)	22,000	21,017
4.30%, 11/15/32 (a)	33,000	31,640
4.93%, 05/15/37 (a)(g)	26,000	25,151
Brooklyn Union Gas Co.
4.87%, 08/05/32 (a)(g)	182,000	170,166
Brown-Forman Corp.
4.00%, 04/15/38 (a)	4,000	3,625
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	4,000	3,856
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	30,000	26,437
4.55%, 09/01/44 (a)	43,000	40,130
Cameron LNG LLC
3.30%, 01/15/35 (a)(g)	3,000	2,557
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	23,000	22,339
4.95%, 06/01/47 (a)	18,000	16,345
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	68,000	62,761
3.10%, 12/02/51 (a)	22,000	15,924
3.50%, 05/01/50 (a)	24,000	18,407
	Principal Amount	Fair Value
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(g)	$ 115,000	$ 113,659
Capital One Financial Corp.
3.75%, 07/28/26 (a)	56,000	53,642
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	13,000	12,842
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	73,000	59,202
Carrier Global Corp.
2.72%, 02/15/30 (a)	32,000	28,650
3.58%, 04/05/50 (a)	66,000	51,729
5.90%, 03/15/34 (a)(g)	35,000	37,882
Caterpillar, Inc.
3.25%, 09/19/49 - 04/09/50 (a)	50,000	39,606
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	33,000	27,382
3.75%, 02/15/52 (a)	38,000	28,016
Centene Corp.
3.00%, 10/15/30 (a)	33,000	28,725
3.38%, 02/15/30 (a)	146,000	131,010
4.25%, 12/15/27 (a)	182,000	175,787
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	60,000	51,344
Charles Schwab Corp.
2.45%, 03/03/27 (a)	405,000	377,035
2.90%, 03/03/32 (a)	29,000	25,006
Charles Schwab Corp. 2.01% + SOFR
6.14%, 08/24/34 (a)(b)	119,000	125,670
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT thereafter)
4.00%, 12/01/30 (a)(b)	82,000	64,988
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	152,000	156,066
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	44,000	31,108
3.70%, 04/01/51 (a)	148,000	96,389
4.80%, 03/01/50 (a)	67,000	52,148
5.05%, 03/30/29 (a)	17,000	16,833
5.75%, 04/01/48 (a)	18,000	16,003
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	94,000	94,227
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	128,000	122,269

See Notes to Schedules of Investments and Notes to Financial Statements.
76	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Chevron Corp.
2.24%, 05/11/30 (a)	$ 15,000	$ 13,288
3.08%, 05/11/50 (a)	17,000	12,862
Chevron USA, Inc.
3.85%, 01/15/28 (a)	61,000	60,197
3.90%, 11/15/24 (a)	18,000	17,834
Chubb INA Holdings, Inc.
4.35%, 11/03/45 (a)	23,000	21,616
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	37,000	31,417
Cigna Group
2.40%, 03/15/30 (a)	34,000	29,788
3.25%, 04/15/25 (a)	32,000	31,233
3.40%, 03/01/27 - 03/15/50 (a)	33,000	29,563
4.13%, 11/15/25 (a)	48,000	47,403
4.38%, 10/15/28 (a)	13,000	12,898
Cisco Systems, Inc.
5.90%, 02/15/39 (a)	16,000	17,765
Citibank NA
5.80%, 09/29/28 (a)	473,000	493,878
Citigroup, Inc.
4.45%, 09/29/27 (a)	8,000	7,815
4.65%, 07/23/48 (a)	68,000	62,914
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	50,000	41,736
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	24,000	21,394
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3-month Term SOFR)
3.88%, 01/24/39 (a)(b)	15,000	12,951
Citigroup, Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 01/30/25 (a)(b)	94,000	87,591
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	63,000	65,341
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(g)	92,000	87,311
Clorox Co.
1.80%, 05/15/30 (a)	45,000	37,577
CME Group, Inc.
2.65%, 03/15/32 (a)	36,000	31,996
CMS Energy Corp.
4.88%, 03/01/44 (a)	61,000	57,972
Coca-Cola Co.
2.60%, 06/01/50 (a)	33,000	22,752
	Principal Amount	Fair Value
2.75%, 06/01/60 (a)	$ 24,000	$ 16,638
Comcast Corp.
2.65%, 08/15/62 (a)	24,000	14,767
2.80%, 01/15/51 (a)	27,000	17,998
2.89%, 11/01/51 (a)	24,000	16,253
2.94%, 11/01/56 (a)	35,000	23,071
2.99%, 11/01/63 (a)	24,000	15,508
3.20%, 07/15/36 (a)	30,000	25,242
3.25%, 11/01/39 (a)	40,000	32,493
3.97%, 11/01/47 (a)	36,000	30,261
4.15%, 10/15/28 (a)	27,000	26,626
CommonSpirit Health
4.35%, 11/01/42	130,000	112,863
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	13,000	12,715
5.40%, 11/01/48 (a)	5,000	4,844
ConocoPhillips Co.
4.30%, 11/15/44 (a)	29,000	25,986
5.55%, 03/15/54 (a)	62,000	65,995
5.70%, 09/15/63 (a)	70,000	75,733
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26 (a)	33,000	31,114
3.35%, 04/01/30 (a)	15,000	14,006
3.88%, 06/15/47 (a)	17,000	13,817
3.95%, 04/01/50 (a)	13,000	10,880
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	67,000	62,323
3.70%, 12/06/26 (a)	29,000	28,276
4.50%, 05/09/47 (a)	23,000	20,492
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	41,000	46,330
Continental Resources, Inc.
2.88%, 04/01/32 (a)(g)	53,000	43,000
3.80%, 06/01/24 (a)	238,000	235,882
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	157,000	142,225
Corning, Inc.
4.38%, 11/15/57 (a)	15,000	13,107
Corporate Office Properties LP
2.00%, 01/15/29 (a)	56,000	46,504
2.25%, 03/15/26 (a)	44,000	41,087
2.75%, 04/15/31 (a)	27,000	21,999
Crown Castle, Inc.
2.90%, 03/15/27 (a)	111,000	103,896
3.30%, 07/01/30 (a)	92,000	82,549
4.15%, 07/01/50 (a)	21,000	17,001
5.20%, 02/15/49 (a)	22,000	20,806
CSL Finance PLC
4.25%, 04/27/32 (a)(g)	77,000	74,936

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	77

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	$ 52,000	$ 47,746
CubeSmart LP
2.50%, 02/15/32 (a)	63,000	52,343
4.38%, 02/15/29 (a)	43,000	41,740
Cummins, Inc.
1.50%, 09/01/30 (a)	33,000	27,501
2.60%, 09/01/50 (a)	33,000	21,895
CVS Health Corp.
3.00%, 08/15/26 (a)	42,000	40,168
3.25%, 08/15/29 (a)	33,000	30,728
3.63%, 04/01/27 (a)	40,000	38,781
3.75%, 04/01/30 (a)	28,000	26,397
3.88%, 07/20/25 (a)	20,000	19,643
4.25%, 04/01/50 (a)	19,000	15,888
4.30%, 03/25/28 (a)	2,000	1,966
4.78%, 03/25/38 (a)	22,000	20,797
5.00%, 12/01/24 (a)	48,000	47,703
5.13%, 07/20/45 (a)	23,000	21,798
5.30%, 06/01/33 - 12/05/43 (a)	136,000	137,178
5.88%, 06/01/53 (a)	33,000	34,769
6.00%, 06/01/63 (a)	17,000	18,106
Daimler Truck Finance North America LLC
2.38%, 12/14/28 (a)(g)	155,000	137,838
2.50%, 12/14/31 (a)(g)	155,000	128,594
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)	54,000	53,469
6.02%, 06/15/26 (a)	2,000	2,047
8.35%, 07/15/46 (a)	2,000	2,636
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	292,550
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	150,000	157,803
Deutsche Telekom AG
3.63%, 01/21/50 (a)(g)	191,000	152,974
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	33,000	29,858
3.25%, 11/15/39 (a)	18,000	14,941
3.40%, 11/15/49 (a)	6,000	4,749
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	44,000	39,149
3.25%, 12/01/26 (a)	27,000	26,196
3.50%, 12/01/29 (a)	23,000	21,372
4.40%, 03/24/51 (a)	17,000	14,132
Digital Realty Trust LP
3.60%, 07/01/29 (a)	53,000	49,806
	Principal Amount	Fair Value
Discovery Communications LLC
3.95%, 03/20/28 (a)	$ 19,000	$ 18,098
4.95%, 05/15/42 (a)	3,000	2,452
5.00%, 09/20/37 (a)	4,000	3,587
Dollar General Corp.
3.50%, 04/03/30 (a)	20,000	18,431
4.13%, 04/03/50 (a)	28,000	22,204
Dollar Tree, Inc.
4.00%, 05/15/25 (a)	33,000	32,415
Dominion Energy, Inc.
3.07%, 08/15/24 (a)(f)	49,000	48,160
3.38%, 04/01/30 (a)	57,000	52,521
Dover Corp.
2.95%, 11/04/29 (a)	33,000	29,870
Dow Chemical Co.
2.10%, 11/15/30 (a)	24,000	20,554
3.60%, 11/15/50 (a)	24,000	18,563
4.25%, 10/01/34 (a)	15,000	14,367
5.55%, 11/30/48 (a)	16,000	16,393
6.30%, 03/15/33 (a)	59,000	65,107
DTE Energy Co.
2.85%, 10/01/26 (a)	17,000	16,070
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	20,000	16,546
Duke Energy Corp.
2.55%, 06/15/31 (a)	85,000	72,536
3.30%, 06/15/41 (a)	76,000	58,287
3.50%, 06/15/51 (a)	65,000	47,834
3.75%, 09/01/46 (a)	110,000	85,165
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT thereafter)
4.88%, 09/16/24 (a)(b)	130,000	128,224
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	24,000	20,494
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	4,000	4,178
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(g)	48,000	44,770
Eastman Chemical Co.
4.65%, 10/15/44 (a)	33,000	29,098
Eaton Corp.
3.10%, 09/15/27 (a)	16,000	15,318
Edison International
4.95%, 04/15/25 (a)	91,000	90,380
5.75%, 06/15/27 (a)	13,000	13,290
EIDP, Inc.
2.30%, 07/15/30 (a)	23,000	20,150
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	40,000	33,392
Elevance Health, Inc.
2.88%, 09/15/29 (a)	18,000	16,504

See Notes to Schedules of Investments and Notes to Financial Statements.
78	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
3.60%, 03/15/51 (a)	$ 18,000	$ 14,138
3.70%, 09/15/49 (a)	18,000	14,298
5.13%, 02/15/53 (a)	14,000	14,044
6.10%, 10/15/52 (a)	26,000	29,565
Eli Lilly & Co.
4.95%, 02/27/63 (a)	15,000	15,576
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	83,000	68,092
Emerson Electric Co.
1.80%, 10/15/27 (a)	22,000	20,085
2.75%, 10/15/50 (a)	22,000	15,077
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	2,000	1,969
Enbridge, Inc.
1.60%, 10/04/26 (a)	139,000	127,296
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT thereafter)
5.75%, 07/15/80 (a)(b)	84,000	77,280
Energy Transfer LP
4.50%, 04/15/24 (a)	30,000	29,877
4.95%, 06/15/28 (a)	14,000	13,967
5.30%, 04/01/44 - 04/15/47 (a)	55,000	50,669
5.35%, 05/15/45 (a)	44,000	40,872
5.75%, 02/15/33 (a)	29,000	29,968
6.10%, 12/01/28 (a)	169,000	177,922
6.13%, 12/15/45 (a)	4,000	4,046
6.40%, 12/01/30 (a)	49,000	52,418
6.50%, 02/01/42 (a)	27,000	28,565
Energy Transfer LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT thereafter)
6.75%, 05/15/25 (a)(b)	285,000	273,255
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	40,000	35,191
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3-month Term SOFR)
5.25%, 08/16/77 (a)(b)	13,000	12,485
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,972
4.95%, 04/15/50 (a)	16,000	15,768
5.10%, 01/15/36 (a)	9,000	8,835
Equinix, Inc.
1.25%, 07/15/25 (a)	63,000	59,323
2.15%, 07/15/30 (a)	47,000	39,919
ERP Operating LP
4.50%, 07/01/44 (a)	15,000	13,309
Estee Lauder Cos., Inc.
2.38%, 12/01/29 (a)	23,000	20,483
	Principal Amount	Fair Value
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	$ 19,000	$ 13,031
Eversource Energy
3.45%, 01/15/50 (a)	37,000	26,750
Exelon Corp.
4.05%, 04/15/30 (a)	57,000	54,467
4.45%, 04/15/46 (a)	38,000	33,044
4.70%, 04/15/50 (a)	38,000	34,335
Extra Space Storage LP
2.20%, 10/15/30 (a)	45,000	37,450
3.90%, 04/01/29 (a)	29,000	27,506
5.90%, 01/15/31 (a)	130,000	135,856
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	53,000	47,343
3.45%, 04/15/51 (a)	53,000	41,714
FedEx Corp.
4.10%, 02/01/45 (a)	65,000	54,825
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	51,000	32,513
Fidelity National Information Services, Inc.
1.15%, 03/01/26 (a)	41,000	37,900
1.65%, 03/01/28 (a)	37,000	32,994
3.10%, 03/01/41 (a)	5,000	3,719
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(g)	63,000	54,532
Fiserv, Inc.
3.50%, 07/01/29 (a)	13,000	12,244
4.40%, 07/01/49 (a)	13,000	11,485
Florida Power & Light Co.
2.85%, 04/01/25 (a)	99,000	96,652
4.13%, 02/01/42 (a)	26,000	23,416
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	38,000	31,976
Flowserve Corp.
2.80%, 01/15/32 (a)	52,000	43,071
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	57,000	53,541
GA Global Funding Trust
1.63%, 01/15/26 (a)(g)	61,000	56,110
General Dynamics Corp.
4.25%, 04/01/50 (a)	23,000	21,356
General Mills, Inc.
3.00%, 02/01/51 (a)	22,000	15,341
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,803
5.40%, 04/01/48 (a)	6,000	5,500
6.13%, 10/01/25 (a)	63,000	63,814
6.80%, 10/01/27 (a)	24,000	25,459
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	75,000	69,406

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	79

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
2.35%, 01/08/31 (a)	$ 33,000	$ 27,291
5.25%, 03/01/26 (a)	24,000	24,020
5.85%, 04/06/30 (a)	210,000	216,718
6.10%, 01/07/34 (a)	188,000	193,328
Genuine Parts Co.
2.75%, 02/01/32 (a)	33,000	27,609
George Washington University
4.13%, 09/15/48	100,000	89,096
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(g)	85,000	80,442
3.60%, 03/01/25 (a)(g)	139,000	136,572
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	26,000	19,154
2.95%, 03/01/27 (a)	4,000	3,815
3.50%, 02/01/25 (a)	16,000	15,750
3.65%, 03/01/26 (a)	16,000	15,679
4.15%, 03/01/47 (a)	15,000	13,084
4.60%, 09/01/35 (a)	36,000	35,618
5.25%, 10/15/33 (a)	99,000	103,319
5.55%, 10/15/53 (a)	24,000	26,032
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	43,000	41,431
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25 (a)	43,000	42,286
Glencore Funding LLC
3.88%, 04/27/51 (a)(g)	42,000	32,463
Goldman Sachs Group, Inc.
3.85%, 01/26/27 (a)	144,000	140,175
4.25%, 10/21/25 (a)	3,000	2,945
5.15%, 05/22/45 (a)	16,000	15,477
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	62,000	56,236
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	33,000	27,134
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	25,000	18,272
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	40,000	30,613
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	63,000	49,308
	Principal Amount	Fair Value
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3-month Term SOFR)
3.81%, 04/23/29 (a)(b)	$ 16,000	$ 15,199
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3-month Term SOFR)
4.02%, 10/31/38 (a)(b)	18,000	15,713
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3-month Term SOFR)
4.22%, 05/01/29 (a)(b)	28,000	27,071
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(g)	50,000	45,479
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(g)	78,000	73,974
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	240,592
Halliburton Co.
3.80%, 11/15/25 (a)	2,000	1,961
5.00%, 11/15/45 (a)	14,000	13,573
Hartford Financial Services Group, Inc. (7.77% fixed rate until 01/29/24; 2.39% + 3-month Term SOFR)
7.77%, 02/12/67 (a)(b)(g)	44,000	37,908
HCA, Inc.
3.13%, 03/15/27 (a)	109,000	103,349
3.50%, 09/01/30 (a)	37,000	33,561
3.63%, 03/15/32 (a)	33,000	29,519
4.63%, 03/15/52 (a)	61,000	52,060
5.38%, 02/01/25 (a)	280,000	279,885
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(g)	46,000	39,244
3.20%, 06/01/50 (a)(g)	17,000	12,066
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	24,000	19,281
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	25,000	20,982
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,151
5.80%, 04/01/47 (a)	2,000	2,158
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	4,000	4,320
Highwoods Realty LP
4.13%, 03/15/28 (a)	18,000	16,565
4.20%, 04/15/29 (a)	45,000	40,836
7.65%, 02/01/34 (a)	40,000	43,237

See Notes to Schedules of Investments and Notes to Financial Statements.
80	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Home Depot, Inc.
2.70%, 04/15/30 (a)	$ 18,000	$ 16,466
3.35%, 04/15/50 (a)	33,000	25,656
3.50%, 09/15/56 (a)	21,000	16,527
3.90%, 12/06/28 - 06/15/47 (a)	28,000	25,964
4.50%, 12/06/48 (a)	13,000	12,284
4.95%, 09/15/52 (a)	21,000	21,287
Honeywell International, Inc.
1.75%, 09/01/31 (a)	50,000	41,737
2.70%, 08/15/29 (a)	3,000	2,773
Hormel Foods Corp.
1.80%, 06/11/30 (a)	67,000	56,987
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	293,766
HSBC Holdings PLC (2.25% fixed rate until 11/22/26; 1.10% + SOFR thereafter)
2.25%, 11/22/27 (a)(b)	200,000	183,612
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	166,444
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.61% + 3-month Term SOFR)
4.29%, 09/12/26 (a)(b)	423,000	414,134
HSBC Holdings PLC (6.00% fixed rate until 5/22/27; 3.75% + 5 year US ISDA thereafter)
6.00%, 05/22/27 (a)(b)	465,000	443,247
Humana, Inc.
1.35%, 02/03/27 (a)	81,000	73,111
2.15%, 02/03/32 (a)	43,000	35,402
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	66,000	56,485
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	63,000	55,500
Hyundai Capital America
1.30%, 01/08/26 (a)(g)	127,000	117,250
Imperial Brands Finance PLC
3.13%, 07/26/24 (a)(g)	264,000	259,699
3.50%, 07/26/26 (a)(g)	200,000	190,934
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	38,000	27,114
ING Groep N.V. (6.44% fixed rate until 04/01/26; 1.01% + SOFR thereafter)
6.44%, 04/01/27 (a)(b)	470,000	464,139
	Principal Amount	Fair Value
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	$ 99,000	$ 104,746
Ingredion, Inc.
3.90%, 06/01/50 (a)	15,000	11,105
Intel Corp.
2.00%, 08/12/31 (a)	51,000	43,110
2.80%, 08/12/41 (a)	58,000	43,543
3.10%, 02/15/60 (a)	22,000	15,187
5.63%, 02/10/43 (a)	63,000	67,494
5.70%, 02/10/53 (a)	45,000	48,698
5.90%, 02/10/63 (a)	36,000	40,115
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	16,000	11,942
International Business Machines Corp.
3.45%, 02/19/26 (a)	254,000	247,513
4.25%, 05/15/49 (a)	150,000	131,776
International Paper Co.
4.40%, 08/15/47 (a)	23,000	19,966
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	139,000	135,044
Intuit, Inc.
5.50%, 09/15/53 (a)	62,000	68,040
ITC Holdings Corp.
2.95%, 05/14/30 (a)(g)	95,000	83,667
J M Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	123,000	139,969
Jabil, Inc.
4.25%, 05/15/27 (a)	134,000	130,559
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	157,000	160,300
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.50%, 01/15/27 (a)	279,000	256,806
5.13%, 02/01/28 (a)	97,000	96,375
5.75%, 04/01/33 (a)	33,000	32,599
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	119,000	122,039
John Deere Capital Corp.
2.45%, 01/09/30 (a)	83,000	74,877
3.90%, 06/07/32 (a)	26,000	25,074
5.15%, 09/08/33 (a)	235,000	247,455
Johnson & Johnson
3.63%, 03/03/37 (a)	17,000	15,683
Johnson Controls International PLC
4.50%, 02/15/47 (a)	6,000	5,378

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	81

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	$ 93,000	$ 85,823
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3-month Term SOFR)
2.96%, 05/13/31 (a)(b)	54,000	47,500
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + SOFR thereafter)
3.16%, 04/22/42 (a)(b)	44,000	34,142
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3-month Term SOFR)
3.88%, 07/24/38 (a)(b)	19,000	16,845
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3-month Term SOFR)
3.90%, 01/23/49 (a)(b)	102,000	84,872
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.51% + 3-month Term SOFR)
3.96%, 01/29/27 (a)(b)	56,000	54,705
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3-month Term SOFR)
4.01%, 04/23/29 (a)(b)	22,000	21,173
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3-month Term SOFR)
4.03%, 07/24/48 (a)(b)	13,000	11,084
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3-month Term SOFR)
4.49%, 03/24/31 (a)(b)	81,000	79,002
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + 3-month Term SOFR)
4.60%, 02/01/25 (a)(b)	97,000	93,438
Kaiser Foundation Hospitals
3.00%, 06/01/51 (a)	52,000	37,101
3.27%, 11/01/49 (a)	154,000	115,842
Kenvue, Inc.
4.90%, 03/22/33 (a)	144,000	148,304
5.05%, 03/22/53 (a)	39,000	40,351
5.20%, 03/22/63 (a)	26,000	27,207
	Principal Amount	Fair Value
Keurig Dr Pepper, Inc.
3.20%, 05/01/30 (a)	$ 38,000	$ 34,932
3.80%, 05/01/50 (a)	27,000	21,907
KeyBank NA (5.74% fixed rate until 01/29/24; 0.32% + SOFR thereafter)
5.74%, 06/14/24 (a)(b)	300,000	297,663
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (a)	3,000	2,577
5.00%, 03/01/43 (a)	15,000	13,430
6.38%, 03/01/41 (a)	15,000	15,405
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	155,000	142,612
5.05%, 02/15/46 (a)	14,000	12,530
5.20%, 06/01/33 (a)	33,000	32,822
KLA Corp.
3.30%, 03/01/50 (a)	33,000	25,223
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	50,000	49,009
Kroger Co.
2.20%, 05/01/30 (a)	28,000	23,976
4.65%, 01/15/48 (a)	8,000	7,180
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	63,000	57,394
2.70%, 10/15/28 (a)	127,000	111,991
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	24,000	23,535
Lear Corp.
4.25%, 05/15/29 (a)	22,000	21,163
Leidos, Inc.
3.63%, 05/15/25 (a)	26,000	25,360
4.38%, 05/15/30 (a)	118,000	112,898
5.75%, 03/15/33 (a)	59,000	61,408
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(g)	15,000	10,843
Lincoln National Corp.
4.35%, 03/01/48 (a)	51,000	40,745
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	4,000	3,930
4.50%, 05/15/36 (a)	30,000	29,709
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	21,000	18,451
1.70%, 09/15/28 - 10/15/30 (a)	68,000	59,366
3.00%, 10/15/50 (a)	32,000	21,794
3.70%, 04/15/46 (a)	4,000	3,163
4.05%, 05/03/47 (a)	24,000	19,796
5.63%, 04/15/53 (a)	48,000	50,601
LYB International Finance III LLC
1.25%, 10/01/25 (a)	23,000	21,490
3.63%, 04/01/51 (a)	33,000	24,092
3.80%, 10/01/60 (a)	14,000	9,968

See Notes to Schedules of Investments and Notes to Financial Statements.
82	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	$ 215,000	$ 203,687
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	33,000	22,199
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	22,000	18,102
3.25%, 11/15/25 (a)	235,000	227,151
McDonald's Corp.
3.60%, 07/01/30 (a)	50,000	47,454
3.63%, 09/01/49 (a)	11,000	8,840
4.88%, 12/09/45 (a)	14,000	13,801
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	215,000	215,013
Medtronic, Inc.
4.63%, 03/15/45 (a)	4,000	3,896
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	66,000	57,807
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(g)	245,000	247,399
Merck & Co., Inc.
1.90%, 12/10/28 (a)	99,000	89,149
2.45%, 06/24/50 (a)	48,000	31,695
2.75%, 12/10/51 (a)	31,000	21,355
2.90%, 12/10/61 (a)	16,000	10,719
4.00%, 03/07/49 (a)	10,000	8,835
4.50%, 05/17/33 (a)	66,000	66,471
5.00%, 05/17/53 (a)	36,000	37,065
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	97,000	92,246
4.45%, 08/15/52 (a)	63,000	57,972
MetLife, Inc.
4.72%, 12/15/44 (a)	22,000	20,680
Micron Technology, Inc.
3.37%, 11/01/41 (a)	43,000	32,300
3.48%, 11/01/51 (a)	58,000	42,312
Microsoft Corp.
2.40%, 08/08/26 (a)	23,000	21,950
2.68%, 06/01/60 (a)	8,000	5,369
2.92%, 03/17/52 (a)	63,000	46,410
3.45%, 08/08/36 (a)	4,000	3,678
3.50%, 02/12/35 (a)	20,000	18,962
Mid-America Apartments LP
2.88%, 09/15/51 (a)	50,000	32,788
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	489,000	464,350
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	8,000	6,827
Morgan Stanley
3.70%, 10/23/24 (a)	15,000	14,801
	Principal Amount	Fair Value
3.97%, 07/22/38 (a)(b)	$ 22,000	$ 19,288
4.35%, 09/08/26 (a)	67,000	65,795
4.38%, 01/22/47 (a)	21,000	18,928
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	51,000	46,601
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	199,000	157,960
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	99,000	66,043
MPLX LP
2.65%, 08/15/30 (a)	38,000	32,826
5.20%, 12/01/47 (a)	8,000	7,312
Mylan, Inc.
5.20%, 04/15/48 (a)	15,000	12,433
Nasdaq, Inc.
5.95%, 08/15/53 (a)	24,000	25,843
6.10%, 06/28/63 (a)	33,000	35,821
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 year CMT thereafter)
3.35%, 01/12/37 (a)(b)(g)	254,000	210,401
Nevada Power Co.
6.00%, 03/15/54 (a)	37,000	40,600
NewMarket Corp.
2.70%, 03/18/31 (a)	33,000	27,753
Newmont Corp.
4.88%, 03/15/42 (a)	22,000	21,437
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3-month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(b)	33,000	30,912
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(g)	66,000	57,249
NIKE, Inc.
3.38%, 03/27/50 (a)	13,000	10,654
NiSource, Inc.
3.60%, 05/01/30 (a)	39,000	36,387
3.95%, 03/30/48 (a)	6,000	4,859
5.25%, 03/30/28 (a)	248,000	253,275
NNN REIT, Inc.
4.00%, 11/15/25 (a)	28,000	27,426
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	22,000	18,785
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(g)	82,000	61,397

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	83

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
NOV, Inc.
3.60%, 12/01/29 (a)	$ 50,000	$ 46,233
Novant Health, Inc.
3.32%, 11/01/61 (a)	39,000	26,262
Novartis Capital Corp.
2.20%, 08/14/30 (a)	57,000	50,196
3.00%, 11/20/25 (a)	4,000	3,892
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	190,000	190,459
NVIDIA Corp.
3.50%, 04/01/50 (a)	23,000	19,218
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/51 (a)	100,000	71,571
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	109,000	113,376
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	33,000	30,132
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (a)	6,000	4,843
ONEOK, Inc.
4.35%, 03/15/29 (a)	30,000	29,150
5.80%, 11/01/30 (a)	246,000	255,980
6.10%, 11/15/32 (a)	45,000	47,817
6.63%, 09/01/53 (a)	78,000	87,453
Oracle Corp.
2.30%, 03/25/28 (a)	22,000	20,037
2.65%, 07/15/26 (a)	33,000	31,303
2.88%, 03/25/31 (a)	33,000	29,224
2.95%, 04/01/30 (a)	50,000	45,128
3.60%, 04/01/50 (a)	33,000	24,440
3.65%, 03/25/41 (a)	35,000	27,828
3.80%, 11/15/37 (a)	3,000	2,553
3.95%, 03/25/51 (a)	20,000	15,721
4.00%, 07/15/46 - 11/15/47 (a)	42,000	33,521
4.10%, 03/25/61 (a)	43,000	32,858
5.55%, 02/06/53 (a)	29,000	29,046
6.15%, 11/09/29 (a)	111,000	119,317
6.90%, 11/09/52 (a)	29,000	33,990
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	58,000	55,807
2.57%, 02/15/30 (a)	21,000	18,697
3.36%, 02/15/50 (a)	22,000	17,061
Owens Corning
3.88%, 06/01/30 (a)	142,000	133,440
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	33,000	29,760
2.50%, 02/01/31 (a)	57,000	47,080
3.00%, 06/15/28 (a)	53,000	48,307
3.30%, 08/01/40 (a)	57,000	41,779
3.50%, 08/01/50 (a)	23,000	15,936
	Principal Amount	Fair Value
4.30%, 03/15/45 (a)	$ 38,000	$ 29,715
PacifiCorp
2.70%, 09/15/30 (a)	34,000	29,408
2.90%, 06/15/52 (a)	73,000	47,003
6.25%, 10/15/37 (a)	2,000	2,145
Packaging Corp. of America
3.05%, 10/01/51 (a)	44,000	30,769
Paramount Global
2.90%, 01/15/27 (a)	8,000	7,411
3.70%, 06/01/28 (a)	13,000	12,007
5.25%, 04/01/44 (a)	2,000	1,637
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	28,000	26,356
4.50%, 09/15/29 (a)	49,000	49,166
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	62,000	65,729
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	43,000	40,854
3.25%, 06/01/50 (a)	23,000	17,252
PepsiCo, Inc.
1.63%, 05/01/30 (a)	32,000	27,270
2.63%, 07/29/29 (a)	43,000	39,641
2.75%, 10/21/51 (a)	76,000	54,050
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	196,000	196,033
4.75%, 05/19/33 (a)	66,000	66,119
5.30%, 05/19/53 (a)	23,000	23,523
5.34%, 05/19/63 (a)	45,000	45,502
Pfizer, Inc.
2.70%, 05/28/50 (a)	69,000	48,044
3.90%, 03/15/39 (a)	19,000	16,844
4.13%, 12/15/46 (a)	16,000	14,238
4.40%, 05/15/44 (a)	3,000	2,837
Philip Morris International, Inc.
1.50%, 05/01/25 (a)	37,000	35,376
2.10%, 05/01/30 (a)	15,000	12,906
3.38%, 08/15/29 (a)	23,000	21,549
4.13%, 03/04/43 (a)	12,000	10,184
5.13%, 02/15/30 (a)	97,000	98,729
5.38%, 02/15/33 (a)	25,000	25,655
5.63%, 11/17/29 (a)	48,000	50,349
Phillips 66 Co.
2.15%, 12/15/30 (a)	183,000	154,339
3.15%, 12/15/29 (a)	90,000	82,827
3.30%, 03/15/52 (a)	54,000	38,737
3.75%, 03/01/28 (a)	4,000	3,846
4.68%, 02/15/45 (a)	20,000	18,184
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	63,000	64,822
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	51,000	47,379

See Notes to Schedules of Investments and Notes to Financial Statements.
84	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
2.15%, 01/15/31 (a)	$ 28,000	$ 23,837
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	38,000	34,984
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	41,000	39,317
Precision Castparts Corp.
4.38%, 06/15/45 (a)	21,000	19,065
Progressive Corp.
3.00%, 03/15/32 (a)	64,000	57,121
3.70%, 03/15/52 (a)	17,000	13,796
Prologis LP
3.05%, 03/01/50 (a)	14,000	10,032
3.25%, 06/30/26 (a)	13,000	12,574
Prospect Capital Corp.
3.36%, 11/15/26 (a)	61,000	54,866
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	33,000	27,222
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3-month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(b)	30,000	29,179
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	33,000	31,748
Public Storage Operating Co.
5.35%, 08/01/53 (a)	28,000	29,331
PVH Corp.
4.63%, 07/10/25 (a)	94,000	92,475
QUALCOMM, Inc.
4.30%, 05/20/47 (a)	3,000	2,752
4.50%, 05/20/52 (a)	63,000	58,874
Quanta Services, Inc.
2.35%, 01/15/32 (a)	55,000	45,601
3.05%, 10/01/41 (a)	61,000	45,000
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	13,000	11,636
Realty Income Corp.
2.85%, 12/15/32 (a)	30,000	25,556
3.00%, 01/15/27 (a)	5,000	4,746
3.25%, 01/15/31 (a)	32,000	29,105
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	67,000	55,089
Regions Financial Corp.
1.80%, 08/12/28 (a)	128,000	109,654
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	79,000	79,885
Republic Services, Inc.
2.38%, 03/15/33 (a)	88,000	73,604
5.00%, 04/01/34 (a)	60,000	61,441
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	82,000	56,116
	Principal Amount	Fair Value
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	$ 12,000	$ 10,857
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	18,000	11,692
4.20%, 03/01/49 (a)	23,000	20,711
Rogers Communications, Inc.
5.00%, 03/15/44 (a)	4,000	3,749
Roper Technologies, Inc.
2.95%, 09/15/29 (a)	33,000	30,230
Ross Stores, Inc.
4.70%, 04/15/27 (a)	10,000	9,895
Royalty Pharma PLC
1.20%, 09/02/25 (a)	58,000	54,149
1.75%, 09/02/27 (a)	27,000	24,237
2.20%, 09/02/30 (a)	9,000	7,575
3.30%, 09/02/40 (a)	3,000	2,262
RPM International, Inc.
3.75%, 03/15/27 (a)	13,000	12,499
RTX Corp.
1.90%, 09/01/31 (a)	63,000	51,260
2.82%, 09/01/51 (a)	43,000	28,391
3.13%, 05/04/27 (a)	50,000	47,568
3.50%, 03/15/27 (a)	17,000	16,384
3.95%, 08/16/25 (a)	15,000	14,788
4.15%, 05/15/45 (a)	18,000	15,360
4.45%, 11/16/38 (a)	15,000	13,816
6.10%, 03/15/34 (a)	70,000	75,902
6.40%, 03/15/54 (a)	50,000	57,942
Ryder System, Inc.
2.90%, 12/01/26 (a)	88,000	83,041
Salesforce, Inc.
1.95%, 07/15/31 (a)	41,000	35,021
2.70%, 07/15/41 (a)	54,000	41,272
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(g)	25,000	24,277
Schlumberger Investment S.A.
4.85%, 05/15/33 (a)	134,000	136,140
Sealed Air Corp.
1.57%, 10/15/26 (a)(g)	228,000	205,282
Selective Insurance Group, Inc.
5.38%, 03/01/49 (a)	13,000	12,577
Sempra
3.80%, 02/01/38 (a)	6,000	5,138
4.00%, 02/01/48 (a)	12,000	9,880
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 year CMT thereafter)
4.13%, 04/01/52 (a)(b)	91,000	78,388
Shell International Finance BV
2.38%, 11/07/29 (a)	94,000	84,601
3.13%, 11/07/49 (a)	32,000	23,546
3.75%, 09/12/46 (a)	11,000	9,147

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	85

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	$ 4,000	$ 3,849
Simon Property Group LP
3.38%, 06/15/27 (a)	18,000	17,262
Sonoco Products Co.
2.85%, 02/01/32 (a)	63,000	53,763
Southern California Edison Co.
4.00%, 04/01/47 (a)	69,000	56,603
4.20%, 03/01/29 (a)	49,000	48,029
5.65%, 10/01/28 (a)	320,000	333,670
Southern Co.
3.25%, 07/01/26 (a)	6,000	5,788
3.70%, 04/30/30 (a)	73,000	68,836
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	37,000	28,849
4.40%, 05/30/47 (a)	3,000	2,538
Southwest Airlines Co.
2.63%, 02/10/30 (a)	50,000	43,709
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	24,000	22,557
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	4,000	3,852
4.50%, 03/15/45 (a)	3,000	2,572
Starbucks Corp.
4.00%, 11/15/28 (a)	13,000	12,804
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	198,000	170,250
Stryker Corp.
1.95%, 06/15/30 (a)	76,000	64,996
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (a)(g)	466,000	464,369
6.18%, 07/13/43 (a)	119,000	132,570
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(g)	484,000	439,946
Suncor Energy, Inc.
4.00%, 11/15/47 (a)	4,000	3,169
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 year CMT thereafter)
1.42%, 06/11/27 (a)(b)(g)	250,000	227,195
Sysco Corp.
3.25%, 07/15/27 (a)	15,000	14,348
5.95%, 04/01/30 (a)	4,000	4,257
6.60%, 04/01/50 (a)	5,000	5,856
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	171,468
	Principal Amount	Fair Value
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	$ 154,000	$ 149,174
4.00%, 04/14/32 (a)	33,000	31,392
Tampa Electric Co.
2.40%, 03/15/31 (a)	72,000	60,772
3.45%, 03/15/51 (a)	44,000	31,992
4.35%, 05/15/44 (a)	48,000	40,959
Tapestry, Inc.
4.13%, 07/15/27 (a)	3,000	2,857
7.35%, 11/27/28 (a)	295,000	309,605
7.85%, 11/27/33 (a)	60,000	64,069
Targa Resources Corp.
6.50%, 03/30/34 (a)	188,000	203,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	149,000	147,266
Target Corp.
1.95%, 01/15/27 (a)	23,000	21,460
Teck Resources Ltd.
5.40%, 02/01/43 (a)	17,000	16,253
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	24,000	22,203
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	43,000	32,652
Time Warner Cable LLC
6.55%, 05/01/37 (a)	14,000	13,803
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	190,000	173,793
3.75%, 04/15/27 (a)	73,000	70,839
4.50%, 04/15/50 (a)	15,000	13,280
4.80%, 07/15/28 (a)	179,000	180,434
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	134,000	118,699
4.46%, 06/08/32 (a)	69,000	67,049
Toronto-Dominion Bank (3.63% fixed rate until 9/15/26; 2.21% + 5 year swap Rate thereafter)
3.63%, 09/15/31 (a)(b)	24,000	23,057
Tractor Supply Co.
5.25%, 05/15/33 (a)	63,000	64,649
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (a)	32,000	31,408
3.80%, 03/21/29 (a)	4,000	3,875
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	44,000	42,874
4.88%, 01/15/26 (a)	9,000	8,978

See Notes to Schedules of Investments and Notes to Financial Statements.
86	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3-month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(b)	$ 95,000	$ 89,667
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	18,000	17,455
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	81,000	53,582
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT thereafter)
4.80%, 09/01/24 (a)(b)	129,000	118,465
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	3,000	2,679
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	18,000	17,179
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	144,000	136,662
UBS Group AG (9.25% fixed rate until 11/13/28; 4.75% + 5 year CMT thereafter)
9.25%, 11/13/28 (a)(b)(g)	200,000	215,500
UDR, Inc.
2.10%, 08/01/32 (a)	43,000	33,798
3.00%, 08/15/31 (a)	24,000	21,229
Union Pacific Corp.
3.55%, 05/20/61 (a)	38,000	28,673
3.60%, 09/15/37 (a)	7,000	6,222
3.80%, 04/06/71 (a)	20,000	15,832
4.10%, 09/15/67 (a)	15,000	12,469
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	53,000	45,825
4.20%, 05/15/32 (a)	53,000	51,827
4.45%, 12/15/48 (a)	33,000	30,262
4.75%, 07/15/45 - 05/15/52 (a)	55,000	52,936
5.05%, 04/15/53 (a)	39,000	39,451
5.20%, 04/15/63 (a)	73,000	74,612
6.05%, 02/15/63 (a)	21,000	24,283
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	266,000	257,515
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	110,000	113,965
Ventas Realty LP
3.25%, 10/15/26 (a)	24,000	22,730
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	90,000	74,923
2.55%, 03/21/31 (a)	43,000	37,084
3.00%, 03/22/27 (a)	119,000	113,150
3.40%, 03/22/41 (a)	44,000	35,125
	Principal Amount	Fair Value
3.55%, 03/22/51 (a)	$ 33,000	$ 25,459
3.70%, 03/22/61 (a)	49,000	37,505
4.40%, 11/01/34 (a)	93,000	89,563
4.86%, 08/21/46 (a)	73,000	69,741
Viatris, Inc.
1.65%, 06/22/25 (a)	226,000	214,024
4.00%, 06/22/50 (a)	26,000	18,298
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	42,000	34,822
Visa, Inc.
2.70%, 04/15/40 (a)	33,000	25,514
Vistra Operations Co. LLC
3.55%, 07/15/24 (a)(g)	134,000	131,974
Viterra Finance BV
2.00%, 04/21/26 (a)(g)	373,000	345,831
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (a)(g)	232,000	204,478
Vontier Corp.
2.40%, 04/01/28 (a)	87,000	76,825
2.95%, 04/01/31 (a)	67,000	56,380
Vornado Realty LP
2.15%, 06/01/26 (a)	78,000	70,333
3.50%, 01/15/25 (a)	15,000	14,526
Walmart, Inc.
1.80%, 09/22/31 (a)	43,000	36,462
2.50%, 09/22/41 (a)	43,000	31,829
2.65%, 09/22/51 (a)	22,000	15,359
Walt Disney Co.
2.65%, 01/13/31 (a)	50,000	44,511
3.38%, 11/15/26 (a)	3,000	2,913
3.60%, 01/13/51 (a)	32,000	25,748
4.75%, 11/15/46 (a)	3,000	2,877
6.65%, 11/15/37 (a)	33,000	38,782
Warnermedia Holdings, Inc.
4.28%, 03/15/32 (a)	190,000	173,825
5.05%, 03/15/42 (a)	17,000	14,989
5.14%, 03/15/52 (a)	17,000	14,627
5.39%, 03/15/62 (a)	17,000	14,620
Waste Connections, Inc.
2.20%, 01/15/32 (a)	58,000	48,433
2.95%, 01/15/52 (a)	58,000	40,884
WEC Energy Group, Inc.
3.55%, 06/15/25 (a)	8,000	7,790
Wells Fargo & Co.
4.15%, 01/24/29 (a)	57,000	55,453
4.75%, 12/07/46 (a)	57,000	50,347
5.88%, 06/15/25 (a)(b)	109,000	107,917
Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(b)	74,000	70,925

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	87

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	$ 136,000	$ 124,556
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	69,000	52,168
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3-month Term SOFR)
3.20%, 06/17/27 (a)(b)	156,000	149,155
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	90,000	98,018
Westlake Corp.
2.88%, 08/15/41 (a)	23,000	16,274
3.13%, 08/15/51 (a)	26,000	17,254
3.38%, 08/15/61 (a)	25,000	16,177
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT thereafter)
2.89%, 02/04/30 (a)(b)	53,000	51,075
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT thereafter)
4.11%, 07/24/34 (a)(b)	38,000	34,832
Weyerhaeuser Co.
4.00%, 03/09/52 (a)	45,000	37,000
Williams Cos., Inc.
3.75%, 06/15/27 (a)	3,000	2,892
4.85%, 03/01/48 (a)	15,000	13,647
4.90%, 01/15/45 (a)	38,000	34,593
5.30%, 08/15/52 (a)	26,000	25,236
5.40%, 03/04/44 (a)	3,000	2,924
Willis North America, Inc.
3.88%, 09/15/49 (a)	33,000	25,535
Workday, Inc.
3.50%, 04/01/27 (a)	56,000	54,153
3.70%, 04/01/29 (a)	111,000	106,603
WPP Finance 2010
3.75%, 09/19/24 (a)	22,000	21,603
Xcel Energy, Inc.
3.40%, 06/01/30 (a)	45,000	41,495
Zoetis, Inc.
3.00%, 09/12/27 (a)	3,000	2,848
3.90%, 08/20/28 (a)	21,000	20,560
5.60%, 11/16/32 (a)	121,000	129,734
		48,406,978
	Principal Amount	Fair Value
Non-Agency Collateralized Mortgage Obligations - 6.3%
Bank
3.18%, 09/15/60 (a)	$ 2,398,000	$ 2,234,092
4.41%, 11/15/61 (a)(b)	1,001,000	972,480
BPR Trust 1.90% + 3-month Term SOFR
7.26%, 04/15/37 (a)(b)(g)	372,398	366,313
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	408,420
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	745,689
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	307,704
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	191,000	157,312
4.53%, 02/10/47 (a)(b)	240,000	233,977
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,342,984
3.05%, 11/10/52 (a)	743,000	663,697
4.14%, 03/10/51 (a)(b)	291,000	272,608
4.42%, 11/10/48 (a)(b)	380,000	303,994
Impac CMB Trust (6.19% fixed rate until 01/25/24; 0.83% + 1-month Term SOFR)
6.19%, 10/25/34 (b)	11,691	11,496
JPMBB Commercial Mortgage Securities Trust
4.65%, 11/15/48 (a)(b)	250,000	127,943
MASTR Alternative Loan Trust
5.00%, 08/25/18 (d)	912	83
Morgan Stanley Bank of America Merrill Lynch Trust
0.84%, 03/15/48 (a)(b)(d)	2,931,335	21,012
Wells Fargo Commercial Mortgage Trust
1.18%, 02/15/48 (a)(b)(d)	2,246,081	22,076
4.32%, 08/15/50 (a)	485,082	411,953
WFRBS Commercial Mortgage Trust
4.35%, 03/15/47 (a)(b)	533,000	523,504
		9,127,337
Sovereign Bonds - 1.2%
Chile Government International Bonds
2.55%, 01/27/32 (a)	290,000	248,890
3.86%, 06/21/47 (a)	200,000	163,596
Mexico Government International Bonds
4.75%, 03/08/44 (a)	200,000	171,600

See Notes to Schedules of Investments and Notes to Financial Statements.
88	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
Panama Government International Bonds
3.16%, 01/23/30 (a)	$ 200,000	$ 170,514
3.87%, 07/23/60 (a)	200,000	119,652
Peru Government International Bonds
1.86%, 12/01/32 (a)	140,000	109,544
2.78%, 12/01/60 (a)	230,000	143,246
5.63%, 11/18/50 (a)	105,000	109,404
Philippines Government International Bonds
3.95%, 01/20/40 (a)	200,000	181,028
Qatar Government International Bonds
4.82%, 03/14/49 (a)(g)	258,000	251,344
Uruguay Government International Bonds
5.10%, 06/18/50 (a)	105,744	106,011
		1,774,829
Municipal Bonds and Notes - 0.5%
American Municipal Power, Inc., OH
6.27%, 02/15/50	125,000	136,268
Board of Regents of the University of Texas System, TX
3.35%, 08/15/47	115,000	91,103
Port Authority of New York & New Jersey, NY
4.46%, 10/01/62	220,000	200,742
	Principal Amount	Fair Value
State of California, CA
4.60%, 04/01/38	$ 200,000	$ 192,820
State of Illinois, IL
5.10%, 06/01/33	95,000	93,997
		714,930
Total Bonds and Notes (Cost $144,162,041)		135,935,896
Total Investments in Securities (Cost $144,162,041)		135,935,896
	Number of Shares
Short-Term Investments - 14.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 5.36% (h)(i) (Cost $20,710,832)	20,710,832	20,710,832
Total Investments (Cost $164,872,873)		156,646,728
Liabilities in Excess of Other Assets, net - (7.3)%		(10,603,625)
NET ASSETS - 100.0%		$ 146,043,103

Other Information:
Centrally Cleared Credit Default Swaps:
Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$3,472	5.00%/ Quarterly	12/20/28	$202,508	$417	$202,091

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	89

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
The Fund had the following long futures contracts open at December 31, 2023:
Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2024	12	$ 1,400,996	$ 1,499,129	$ 98,133
10 Yr. U.S. Treasury Ultra Futures	March 2024	176	19,773,218	20,770,750	997,532
2 Yr. U.S. Treasury Notes Futures	March 2024	25	5,095,572	5,147,851	52,279
Ultra Long-Term U.S. Treasury Bond Futures	March 2024	16	1,933,387	2,137,500	204,113
5 Yr. U.S. Treasury Notes Futures	March 2024	91	9,655,310	9,898,383	243,073
					$ 1,595,130
The Fund had the following short futures contracts open at December 31, 2023:
Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	March 2024	57	$ (6,228,627)	$ (6,434,766)	$ (206,139)
During the year ended December 31, 2023, average notional values related to derivative contracts were as follows:
	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts
Average Notional Value	$34,158,859	$8,580,187	$5,002,508
Notes to Schedule of Investments – December 31, 2023
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At December 31, 2023, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(f)	Step coupon bond.
(g)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities amounted to $7,328,632 or 5.02% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(h)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2023.
*	Less than 0.05%.

See Notes to Schedules of Investments and Notes to Financial Statements.
90	Elfun Income Fund

Elfun Income Fund
Schedule of Investments, continued — December 31, 2023
Abbreviations:
CMT - Constant Maturity Treasury
ISDA - International Swaps and Derivatives Association
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 38,737,550	$ —	$ 38,737,550
Agency Mortgage Backed	—	35,924,606	—	35,924,606
Agency Collateralized Mortgage Obligations	—	1,201,361	—	1,201,361
Asset Backed	—	48,305	—	48,305
Corporate Notes	—	48,406,978	—	48,406,978
Non-Agency Collateralized Mortgage Obligations	—	9,127,337	—	9,127,337
Sovereign Bonds	—	1,774,829	—	1,774,829
Municipal Bonds and Notes	—	714,930	—	714,930
Short-Term Investments	20,710,832	—	—	20,710,832
Total Investments in Securities	$ 20,710,832	$ 135,935,896	$ —	$ 156,646,728
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$ —	$ 202,091	$ —	$ 202,091
Long Futures Contracts - Unrealized Appreciation	1,595,130	—	—	1,595,130
Short Futures Contracts - Unrealized Depreciation	(206,139)	—	—	(206,139)
Total Other Financial Instruments	$ 1,388,991	$ 202,091	$ —	$ 1,591,082

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/23	Value at 12/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	33,943,475	$33,943,475	$51,271,000	$64,503,643	$—	$—	20,710,832	$20,710,832	$1,394,546
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Income Fund	91

Elfun Government Money Market Fund
Management's Discussion of Fund Performance — December 31, 2023 (Unaudited)
The Elfun Government Money Market Fund (the “Fund”) seeks a high level of current income consistent with prudent investment management and the preservation of capital. The Fund’s benchmark is the Daily-Linked 90-Day T-Bill (the “Index”).
For the 12-month period ended December 31, 2023 (the “Reporting Period”), the total return for the Fund was 4.89%, while the benchmark returned 5.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Over the course of 2023 the Fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. Allocations to agencies and overnight repo as well as duration differences were primary drivers of Fund performance during the Reporting Period relative to the Index.
Over the course of 2023 the Fund adhered to its primary objective of principle preservation and liquidity while generating a market rate of return. In order to reign in persistent inflation and an overheated economy, the U.S. Federal Reserve’s (the “Fed”) began an about-face on the previous easy monetary policy in 2022 by embarking on an aggressive rate hiking cycle. The Central Bank raised interest rates by a total of 5.25% over the past two years. This hawkish pivot roiled markets and sent yields soaring, providing a boon for the cash markets, which had seen ultra-low interest rates in prior years.
The duration of the Fund was managed in order to maximize safety and liquidity while still allowing for competitive returns. Treasury Bill yields plunged in March and April during the height of the banking crisis after a number of U.S. regional banks as well as Credit Suisse were downgraded by ratings agencies and ultimately either failed or were bought by other large banks. The incident sent shockwaves through global markets as investors feared contagion into other sectors of the global economy. Investors fled to safe-haven assets sending yields plummeting. Ultimately, the contagion story did not play out, and market volatility was calmed as early as April. In the second half of the year, short term yields held steady with one-month Bills yielding between 5.30-5.40%.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
92	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Performance Summary — December 31, 2023 (Unaudited)
Sector Allocation
Portfolio composition as a % of Fair Value of $149,980 (in thousands) as of December 31, 2023 (a)
Average Annual Total Return for the years ended December 31, 2023
(Inception date: 6/13/90)
	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
Elfun Government Money Market Fund	4.89%	1.72%	1.09%	$11,142
Daily-linked 90-Day T-Bill	5.01%	1.79%	1.23%	$11,300

(a)	The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.
Elfun Government Money Market Fund	93

Elfun Government Money Market Fund
Performance Summary, continued — December 31, 2023 (Unaudited)
Change in Value of a $10,000 Investment
Yearly periods ended December 31

See Notes to Performance beginning on page 1 for further information.
Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
An investment in the Elfun Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per unit, it is possible to lose money by investing in the Fund.
94	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Understanding Your Fund’s Expenses — December 31, 2023 (Unaudited)
As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors of the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2023.
Actual Expenses
The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of other funds.
Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2023	$1,000.00	$1,000.00
Ending Account value December 31, 2023	$1,026.00	$1,023.90
Expenses Paid During Period*	$ 1.28	$ 1.28
*	Expenses are equal to the Fund's annualized expense ratio of 0.25%** (for the period July 1, 2023 - December 31, 2023), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year's data.

Elfun Government Money Market Fund	95

Elfun Government Money Market Fund
Schedule of Investments — December 31, 2023
	Principal Amount	Fair Value
Short-Term Investments - 102.0% †
U.S. Treasuries - 43.8%
U.S. Treasury Bills
5.15% 11/29/24 (a)	$ 750,000	$ 716,558
5.23% 01/30/24 (a)(b)	400,000	400,000
5.28% 02/15/24 (a)	1,800,000	1,799,480
5.30% 07/05/24 (a)	1,000,000	974,950
5.31% 06/27/24 (a)	125,000	121,866
5.34% 01/16/24 - 06/20/24 (a)	1,800,000	1,774,144
5.37% 04/30/24 (a)	500,000	491,389
5.38% 02/15/24 - 07/05/24 (a)	5,350,000	5,261,762
5.39% 01/04/24 - 04/23/24 (a)	5,900,000	5,879,445
5.40% 04/09/24 - 06/13/24 (a)	1,900,000	1,859,109
5.41% 01/02/24 (a)(b)	2,600,000	2,600,000
5.41% 04/02/24 - 04/09/24 (a)	2,150,000	2,121,367
5.42% 01/02/24 (a)(b)	1,400,000	1,400,000
5.42% 03/19/24 - 08/08/24 (a)	3,530,000	3,466,003
5.43% 02/08/24 - 08/08/24 (a)	3,400,000	3,345,849
5.45% 03/12/24 - 05/23/24 (a)	2,050,000	2,018,063
5.46% 05/30/24 (a)	2,500,000	2,445,781
5.47% 02/15/24 - 09/05/24 (a)	2,600,000	2,552,534
5.48% 01/04/24 - 10/31/24 (a)	2,850,000	2,803,694
5.49% 01/04/24 - 07/11/24 (a)	3,380,000	3,345,802
5.49% 01/25/24 (a)	220,000	219,259
5.49% 02/08/24 (a)	200,000	198,917
5.50% 01/02/24 (a)(b)	1,000,000	1,000,000
5.50% 01/02/24 - 06/13/24 (a)	2,730,000	2,715,222
5.51% 01/30/24 (a)	600,000	597,507
5.52% 01/30/24 - 04/04/24 (a)	1,700,000	1,689,141
5.53% 03/28/24 (a)	1,300,000	1,283,522
5.54% 03/28/24 - 10/03/24 (a)	2,100,000	2,046,652
5.56% 04/04/24 (a)	800,000	788,967
5.57% 02/29/24 - 10/03/24 (a)	1,275,000	1,235,993
5.58% 02/29/24 (a)	350,000	346,983
	Principal Amount	Fair Value
U.S. Treasury Floating Rate Notes (6.00% fixed rate until 5/22/27; 3.75% + 5 year US ISDA thereafter)
5.26% 04/30/24 (c)	$ 3,050,000	$ 3,049,321
5.32% 01/31/24 (c)	160,000	160,000
5.37% 07/31/24 (c)	3,300,000	3,299,968
5.47% 10/31/24 (c)	15,000	14,996
5.49% 10/31/25	430,000	429,378
		64,453,622
U.S. Government Agency Obligations - 16.6%
Federal Farm Credit Banks Funding Corp. 0.04% + SOFR
5.44% 02/05/24 (c)	125,000	124,996
Federal Farm Credit Banks Funding Corp. 0.05% + SOFR
5.45% 02/23/24 - 05/09/24 (c)	350,000	349,999
5.45% 03/08/24 - 06/03/24 (c)	600,000	600,000
Federal Farm Credit Banks Funding Corp. 0.06% + SOFR
5.46% 02/06/24 - 05/13/24 (c)	780,000	780,001
Federal Farm Credit Banks Funding Corp. 0.08% + SOFR
5.48% 08/14/24 - 09/27/24 (c)	500,000	500,000
Federal Farm Credit Banks Funding Corp. 0.09% + SOFR
5.49% 07/03/24 (c)	200,000	200,000
5.49% 09/16/24 (c)	60,000	60,000
Federal Farm Credit Banks Funding Corp. 0.10% + SOFR
5.50% 10/11/24 (c)	500,000	500,000
Federal Farm Credit Banks Funding Corp. 0.11% + SOFR
5.51% 11/15/24 (c)	150,000	150,000
5.51% 11/22/24 (c)	100,000	100,000
Federal Farm Credit Banks Funding Corp. 0.12% + SOFR
5.52% 12/03/24 (c)	200,000	200,000
Federal Home Loan Bank Discount Notes
5.08% 01/12/24 (a)	500,000	499,335
5.09% 02/08/24 (a)	500,000	497,544
5.50% 08/01/24 (a)	700,000	678,729

See Notes to Schedules of Investments and Notes to Financial Statements.
96	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
5.56% 09/25/24 (a)	$ 1,000,000	$ 961,470
Federal Home Loan Banks
5.12% 05/10/24	700,000	700,000
5.33% 04/26/24	500,000	500,000
5.41% 06/07/24	1,300,000	1,300,000
5.64% 09/13/24	1,100,000	1,100,000
Federal Home Loan Banks 0.03% + SOFR
5.43% 01/17/24 - 01/22/24 (c)	1,000,000	1,000,000
Federal Home Loan Banks 0.04% + SOFR
5.44% 01/26/24 (c)	500,000	500,000
Federal Home Loan Banks 0.05% + SOFR
5.45% 03/01/24 - 05/10/24 (c)	2,800,000	2,800,000
5.45% 03/25/24 (c)	200,000	200,000
Federal Home Loan Banks 0.07% + SOFR
5.47% 07/05/24 (c)	500,000	500,000
Federal Home Loan Banks 0.08% + SOFR
5.48% 02/26/24 - 08/16/24 (c)	2,600,000	2,600,036
Federal Home Loan Banks 0.11% + SOFR
5.51% 11/21/24 - 12/19/24 (c)	1,800,000	1,800,000
Federal Home Loan Banks 0.12% + SOFR
5.52% 05/28/24 (c)	2,100,000	2,100,000
5.52% 11/01/24 (c)	800,000	800,000
Federal Home Loan Banks 0.13% + SOFR
5.53% 01/27/25 (c)	800,000	800,000
Federal National Mortgage Association
5.06% 03/28/24	400,000	400,000
5.07% 04/26/24	400,000	400,000
5.26% 05/10/24	700,000	700,000
		24,402,110
	Principal Amount	Fair Value
Repurchase Agreements - 41.6%
BNP Paribas Securities Corp. U.S. Treasury Repo 5.34% dated 12/29/23, to be repurchased $5,000,000 on 01/02/2024, Collateralized by $219 U.S. Treasury Bond, 1.250% Maturing on 05/15/2050, Collateralized by $5,020,726 U.S. Treasury Inflation Index Note, 0.125% Maturing on 10/15/2026, Collateralized by $79,085 U.S. Treasury Strips, 0.000% Maturing on 02/15/2040
01/02/24	$ 5,000,000	$ 5,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 5.35% dated 12/29/23, to be repurchased $8,000,000 on 01/02/2024, Collateralized by $8,160,953 U.S. Government Obligation, 5.000% to 7.500% Maturing on 06/20/2053 01/02/24	8,000,000	8,000,000
Goldman Sachs & Co. U.S. Treasury Repo 5.37% dated 12/29/23, to be repurchased $10,000,000 on 01/02/2024, Collateralized by $10,200,000 U.S. Government Obligation, 3.000% to 7.000% Maturing from 04/01/2027 - 03/15/2061 01/02/24	10,000,000	10,000,000

See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	97

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2023
	Principal Amount	Fair Value
HSBC Securities USA, Inc. U.S. Treasury Repo 5.33% dated 12/29/23, to be repurchased $5,000,000 on 01/02/2024, Collateralized by $4,454 849 U.S. Treasury Bill, 0.000% Maturing from 03/07/2024 - 10/03/2024, Collateralized by $333,696 U.S. Treasury Bond, 2.750% to 3.000% Maturing from 08/15/2042 - 08/15/2048, Collateralized by $808 U.S. Treasury Note, 4.125% Maturing on 01/31/2025, Collateralized by $310,118 U.S. Treasury Inflation Index Bond, 0.150% Maturing on 02/15/2053, Collateralized by $196 U.S. Treasury Inflation Index Note, 0.125% Maturing on 01/15/2032, Collateralized by $333 U.S. Treasury Strips, 0.000% Maturing from 05/15/2024 - 02/15/2032
01/02/24	$ 5,000,000	$ 5,000,000
HSBC Securities USA, Inc. U.S. Treasury Repo 5.35% dated 12/29/23, to be repurchased $5,000,000 on 01/02/2024, Collateralized by $5,100,000 U.S. Government Obligation, 1.770% Maturing on 09/01/2051 01/02/24	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 5.31% dated 12/29/23, to be repurchased $124,000 on 01/02/2024, Collateralized by $126,480 U.S. Treasury Strips, 0.000% Maturing from 08/15/2027 - 08/15/2049 01/02/24	124,000	124,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 5.35% dated 12/29/23, to be repurchased $3,000,000 on 01/02/2024, Collateralized by $3,060,000 U.S. Government Obligation, 2.000% to 6.000% Maturing from 10/01/2033 - 04/01/2051 01/02/24	3,000,000	3,000,000
	Principal Amount	Fair Value
Mitsubishi UFJ U.S. Treasury Repo 5.35% dated 12/29/23, to be repurchased $10,000,000 on 01/02/2024, Collateralized by $10,150,772 U.S. Government Obligation, 2.000% to 5.000% Maturing from 02/01/2042 - 06/01/2053, Collateralized by $218 U.S. Treasury Bond, 2.375% Maturing on 11/15/2049, Collateralized by $49,011 U.S. Treasury Note, 0.375% to 5.000% Maturing from 10/31/2025 - 08/15/2030
01/02/24	$ 10,000,000	$ 10,000,000
Standard Chartered U.S. Treasury Repo 5.33% dated 12/29/23, to be repurchased $15,000,000 on 01/02/2024, Collateralized by $15,295,411 U.S. Treasury Note, 1.125% to 4.625% Maturing from 01/31/2025 - 02/15/2031, Collateralized by $4,626 U.S. Treasury Bond, 5.000% Maturing on 05/15/2037 01/02/24	15,000,000	15,000,000
		61,124,000
Total Short-Term Investments (Cost $149,979,732)		149,979,732
Liabilities in Excess of Other Assets, net - (2.0)%		(2,918,150)
NET ASSETS - 100.0%		$ 147,061,582
Notes to Schedule of Investments – December 31, 2023
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund's future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund's summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

See Notes to Schedules of Investments and Notes to Financial Statements.
98	Elfun Government Money Market Fund

Elfun Government Money Market Fund
Schedule of Investments, continued — December 31, 2023
(a)	Coupon amount represents effective yield.
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
†	Percentages are based on net assets as of December 31, 2023.
Abbreviations:
ISDA - International Swaps and Derivatives Association
SOFR - Secured Overnight Financing Rate

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2023:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$ —	$ 64,453,622	$ —	$ 64,453,622
U.S. Government Agency Obligations	—	24,402,110	—	24,402,110
Repurchase Agreements	—	61,124,000	—	61,124,000
Total Investments in Securities	$ —	$ 149,979,732	$ —	$ 149,979,732
See Notes to Schedules of Investments and Notes to Financial Statements.
Elfun Government Money Market Fund	99

Elfun International Equity Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					1/1/88
Net asset value, beginning of period	$ 20.97	$ 26.73	$ 26.53	$ 23.69	$ 18.51
Income/(loss) from investment operations:
Net investment income(a)	0.46	0.56	0.83	0.29	0.43
Net realized and unrealized gains/(losses) on investments	3.80	(4.86)	1.57	2.86	5.15
Total income/(loss) from investment operations	4.26	(4.30)	2.40	3.15	5.58
Less distributions from:
Net investment income	(0.48)	(0.55)	(0.86)	(0.31)	(0.40)
Net realized gains	—	(0.91)	(1.34)	—	—
Total distributions	(0.48)	(1.46)	(2.20)	(0.31)	(0.40)
Net asset value, end of period	$ 24.75	$ 20.97	$ 26.73	$ 26.53	$ 23.69
Total Return(b)	20.35%	(16.11)%	9.05%	13.31%	30.14%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$173,754	$153,897	$204,799	$201,200	$199,123
Ratios to average net assets:
Net expenses	0.44%	0.44%	0.37%	0.40%	0.38%
Gross expenses	0.44%	0.44%	0.37%	0.40%	0.38%
Net investment income	1.99%	2.46%	2.93%	1.31%	2.02%
Portfolio turnover rate	9%	16%	17%	20%	15%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
100	Financial Highlights

Elfun Trusts
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					5/27/35
Net asset value, beginning of period	$ 58.58	$ 79.73	$ 71.55	$ 62.16	$ 50.14
Income/(loss) from investment operations:
Net investment income(a)	0.80	0.72	0.72	0.64	0.71
Net realized and unrealized gains/(losses) on investments	19.40	(16.59)	16.72	14.90	17.15
Total income/(loss) from investment operations	20.20	(15.87)	17.44	15.54	17.86
Less distributions from:
Net investment income	(0.82)	(0.75)	(0.74)	(0.69)	(0.67)
Net realized gains	(1.40)	(4.53)	(8.52)	(5.46)	(5.17)
Total distributions	(2.22)	(5.28)	(9.26)	(6.15)	(5.84)
Net asset value, end of period	$ 76.56	$ 58.58	$ 79.73	$ 71.55	$ 62.16
Total Return(b)	34.49%	(19.87)%	24.28%	25.07%	35.57%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,636,415	$2,912,901	$3,965,156	$3,419,765	$2,979,222
Ratios to average net assets:
Net expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	1.18%	1.03%	0.89%	0.99%	1.20%
Portfolio turnover rate	22%	29%	26%	25%	17%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	101

Elfun Diversified Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					1/1/88
Net asset value, beginning of period	$ 17.02	$ 21.68	$ 20.97	$ 19.54	$ 17.02
Income/(loss) from investment operations:
Net investment income(a)	0.45	0.35	0.34	0.37	0.41
Net realized and unrealized gains/(losses) on investments	2.29	(3.67)	2.08	2.02	2.93
Total income/(loss) from investment operations	2.74	(3.32)	2.42	2.39	3.34
Less distributions from:
Net investment income	(0.41)	(0.42)	(0.42)	(0.38)	(0.42)
Net realized gains	(0.08)	(0.92)	(1.29)	(0.58)	(0.40)
Total distributions	(0.49)	(1.34)	(1.71)	(0.96)	(0.82)
Net asset value, end of period	$ 19.27	$ 17.02	$ 21.68	$ 20.97	$ 19.54
Total Return(b)	16.13%	(15.31)%	11.56%	12.23%	19.58%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$176,538	$166,006	$211,716	$205,144	$199,011
Ratios to average net assets:
Net expenses	0.32%	0.33%	0.30%	0.31%	0.30%
Gross expenses	0.34%	0.34%	0.30%	0.31%	0.30%
Net investment income	2.47%	1.83%	1.53%	1.88%	2.20%
Portfolio turnover rate	45% (c)	49% (c)	41% (c)	56% (c)	162%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/23, 12/31/22, 12/31/21 and 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 125%, 116%, 90% and 136%, respectively.
The accompanying Notes are an integral part of these financial statements.
102	Financial Highlights

Elfun Tax-Exempt Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					1/1/80
Net asset value, beginning of period	$ 10.13	$ 11.47	$ 11.67	$ 11.54	$ 11.19
Income/(loss) from investment operations:
Net investment income(a)	0.34	0.31	0.31	0.37	0.38
Net realized and unrealized gains/(losses) on investments	0.18	(1.28)	(0.14)	0.17	0.41
Total income/(loss) from investment operations	0.52	(0.97)	0.17	0.54	0.79
Contribution from affiliate (Note 5)	0.00 (b)	—	—	—	—
Less distributions from:
Net investment income	(0.39)	(0.37)	(0.37)	(0.41)	(0.44)
Total distributions	(0.39)	(0.37)	(0.37)	(0.41)	(0.44)
Net asset value, end of period	$ 10.26	$ 10.13	$ 11.47	$ 11.67	$ 11.54
Total Return(c)	5.31%	(8.44)%	1.44%	4.77%	7.13%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,009,908	$1,047,236	$1,250,501	$1,341,617	$1,377,821
Ratios to average net assets:
Net expenses	0.21%	0.21%	0.21%	0.21%	0.20%
Gross expenses	0.21%	0.21%	0.21%	0.21%	0.20%
Net investment income	3.37%	2.96%	2.65%	3.24%	3.35%
Portfolio turnover rate	79%	43%	42%	41%	25%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	103

Elfun Income Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					12/31/84
Net asset value, beginning of period	$ 9.68	$ 11.67	$ 12.25	$ 11.74	$ 11.02
Income/(loss) from investment operations:
Net investment income(a)	0.34	0.25	0.24	0.29	0.32
Net realized and unrealized gains/(losses) on investments	0.19	(1.80)	(0.38)	0.63	0.73
Total income/(loss) from investment operations	0.53	(1.55)	(0.14)	0.92	1.05
Less distributions from:
Net investment income	(0.36)	(0.27)	(0.27)	(0.34)	(0.33)
Net realized gains	—	(0.17)	(0.17)	(0.07)	—
Total distributions	(0.36)	(0.44)	(0.44)	(0.41)	(0.33)
Net asset value, end of period	$ 9.85	$ 9.68	$ 11.67	$ 12.25	$ 11.74
Total Return(b)	5.78%	(13.47)%	(1.19)%	8.03%	9.50%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$146,043	$160,286	$218,824	$244,329	$233,663
Ratios to average net assets:
Net expenses	0.33%	0.32%	0.29%	0.27%	0.29%
Gross expenses	0.34%	0.32%	0.29%	0.27%	0.29%
Net investment income	3.51%	2.41%	2.03%	2.44%	2.77%
Portfolio turnover rate	53% (c)	40% (c)	71% (c)	108% (c)	107%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the fiscal years ended 12/31/23, 12/31/22 and 12/31/21 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 268%, 187%, and 184%, respectively.
The accompanying Notes are an integral part of these financial statements.
104	Financial Highlights

Elfun Government Money Market Fund
Financial Highlights
Selected data based on a share outstanding throughout the fiscal years indicated
	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Inception date					6/13/90
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income/(loss) from investment operations:
Net investment income(a)	0.05	0.01	—	0.00 (b)	0.02
Total income from investment operations	0.05	0.01	—	0.00 (b)	0.02
Less distributions from:
Net investment income	(0.05)	(0.01)	—	(0.00) (b)	(0.02)
Total distributions	(0.05)	(0.01)	—	(0.00) (b)	(0.02)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	4.89%	1.45%	—%	0.32%	1.99%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$147,062	$159,127	$142,430	$153,251	$128,561
Ratios to average net assets:
Net expenses	0.26%	0.24%	0.09%	0.19%	0.26%
Gross expenses	0.26%	0.27%	0.26%	0.25%	0.26%
Net investment income	4.77%	1.50%	—%	0.30%	1.96%
Notes to Financial Highlights
(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.005.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and assume no sales charge. Past performance does not guarantee future results.
The accompanying Notes are an integral part of these financial statements.
Financial Highlights	105

Elfun Funds
Statements of Assets and Liabilities — December 31, 2023
	Elfun International Equity Fund	Elfun Trusts
Assets
Investments in unaffiliated securities, at fair value (cost $118,105,299; $1,608,899,978; $108,506,252; $986,086,424; $144,162,041 and $0, respectively)	$ 170,915,269	$ 3,588,856,288
Short-term investments, at fair value (cost $0; $0; $0; $0; $0 and $88,855,732, respectively)	—	—
Investments in affiliated securities, at fair value (cost $2,709,283; $46,213,083; $46,484,469; $4,577,263; $20,710,832 and $0, respectively)	2,709,283	46,213,083
Repurchase agreements	—	—
Cash	—	—
Net cash collateral on deposit with broker for future contracts	2,372	—
Foreign currency (cost $2,306, $0, $32,020, $0, $0 and $0, respectively)	2,306	—
Receivable for investments sold	—	—
Income receivables	484,406	3,797,921
Receivable for fund shares sold	1,239	387,698
Income receivable from affiliated investments	19,300	164,266
Receivable for accumulated variation margin on swap contracts	—	—
Receivable for accumulated variation margin on futures contracts	21,025	—
Prepaid expenses and other assets	464	9,162
Total assets	174,155,664	3,639,428,418
Liabilities
Distribution payable to shareholders	—	—
Net cash collateral on futures contracts due to broker	—	—
Net cash collateral on swap contracts due to broker	—	—
Payable for investments purchased	—	—
Payable for fund shares redeemed	220,273	2,328,472
Payable to the Adviser	24,489	407,857
Payable for custody, fund accounting and sub-administration fees	9,493	72,781
Accrued other expenses	147,375	204,715
Total liabilities	401,630	3,013,825

Net Assets	$ 173,754,034	$ 3,636,414,593
Net Assets Consist of:
Capital paid in	$ 123,137,919	$ 1,628,813,590
Total distributable earnings (loss)	50,616,115	2,007,601,003
Net Assets	$ 173,754,034	$ 3,636,414,593
Shares outstanding (Par value $10; $10; $10; $10; $10; and $1, respectively; unlimited shares authorized)	7,021,303	47,497,079
Net asset value, offering and redemption price per share	$ 24.75	$ 76.56
The accompanying Notes are an integral part of these financial statements.
106	Statements of Assets and Liabilities

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 130,268,764	$ 1,009,798,273	$ 135,935,896	$ —
—	—	—	88,855,732
52,058,016	4,577,263	20,710,832	—
—	—	—	61,124,000
—	—	—	328
—	—	—	—
37,171	—	—	—
3,143,406	—	10,476,430	—
434,125	13,335,526	1,045,165	—
1,135	58,764	24,589	242,493
62,550	54,797	101,358	280,821
75,398	—	208,293	—
488,656	—	1,389,405	—
481	2,827	416	407
186,569,702	1,027,827,450	169,892,384	150,503,781

—	920,947	108,930	48,266
469,721	—	1,674,526	—
75,946	—	169,302	—
9,277,237	16,064,739	21,742,316	2,948,300
80,748	648,445	43,279	351,630
23,358	136,448	19,494	12,688
10,256	21,095	4,040	12,519
94,315	128,185	87,394	68,796
10,031,581	17,919,859	23,849,281	3,442,199

$ 176,538,121	$ 1,009,907,591	$ 146,043,103	$ 147,061,582

$ 151,622,592	$ 1,103,546,200	$ 174,759,902	$ 147,061,550
24,915,529	(93,638,609)	(28,716,799)	32
$ 176,538,121	$ 1,009,907,591	$ 146,043,103	$ 147,061,582
9,162,431	98,429,229	14,829,968	147,061,530
$ 19.27	$ 10.26	$ 9.85	$ 1.00
The accompanying Notes are an integral part of these financial statements.
Statements of Assets and Liabilities	107

Elfun Funds
Statements of Operations — For the year ended December 31, 2023
	Elfun International Equity Fund	Elfun Trusts
Investment Income
Income
Dividend	$ 3,930,153	$ 41,436,234
Interest	—	—
Income from affiliated investments	193,121	2,890,491
Less: Foreign taxes withheld	(120,979)	(38,256)
Total income	4,002,295	44,288,469
Expenses
Advisory and administration fees	346,858	4,574,863
Blue Sky fees	33,186	36,970
Transfer agent fees	121,110	550,928
Trustees' fees	22,405	48,221
Custody, fund accounting and sub-administration fees	56,622	426,037
Professional fees	102,910	50,317
Printing and shareholder reports	3,528	19,539
Registration fees	—	2,567
Other expenses	35,021	58,704
Total expenses before waivers	721,640	5,768,146
Fees waived and/or reimbursed by the adviser	—	—
Net expenses	721,640	5,768,146
Net investment income (loss)	$ 3,280,655	$ 38,520,323
Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$ 608,838	$ 66,873,485
Affiliated investments	—	—
Futures	166,377	—
Swap contracts	—	—
Foreign currency transactions	(80,969)	—
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	26,298,605	864,081,688
Affiliated investments	—	—
Futures	27,002	—
Swap contracts	—	—
Foreign currency translations	76,855	—
Net realized and unrealized gain (loss) on investments	27,096,708	930,955,173
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 30,377,363	$ 969,475,496
The accompanying Notes are an integral part of these financial statements.
108	Statements of Operations

Elfun Diversified Fund	Elfun Tax-Exempt Income Fund	Elfun Income Fund	Elfun Government Money Market Fund

$ 1,273,905	$ —	$ 8,544	$ —
1,696,750	36,040,105	4,432,765	7,539,874
1,850,322	568,445	1,394,546	—
(349)	—	(114)	—
4,820,628	36,608,550	5,835,741	7,539,874

293,012	1,636,828	258,174	149,600
32,555	31,672	31,386	27,093
102,803	226,745	111,610	78,946
22,486	29,971	22,366	22,245
78,513	152,026	51,550	67,439
46,238	44,447	39,031	26,566
460	5,214	368	14,277
—	730	—	—
8,576	20,643	9,434	2,540
584,643	2,148,276	523,919	388,706
(27,233)	—	(20,958)	—
557,410	2,148,276	502,961	388,706
$ 4,263,218	$ 34,460,274	$ 5,332,780	$ 7,151,168

$ 487,194	$ (22,004,512)	$ (7,135,536)	$ 28
(129,925)	—	—	—
(583,911)	—	(1,701,442)	—
210,019	—	509,179	—
—	—	—	—

15,765,563	39,230,213	9,922,410	—
5,125,825	—	—	—
505,446	—	1,342,451	—
(41,324)	—	(79,001)	—
3,356	—	—	—
21,342,243	17,225,701	2,858,061	28
$ 25,605,461	$ 51,685,975	$ 8,190,841	$ 7,151,196
The accompanying Notes are an integral part of these financial statements.
Statements of Operations	109

Elfun Funds
Statements of Changes in Net Assets
	Elfun International Equity Fund		Elfun Trusts
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 3,280,655	$ 4,093,389	$ 38,520,323	$ 34,301,058
Net realized gain (loss) on investments, futures, swap contracts and foreign currency transactions	694,246	1,012,444	66,873,485	29,082,241
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures, swap contracts and foreign currency translations	26,402,462	(38,191,968)	864,081,688	(838,339,517)
Net increase (decrease) from operations	30,377,363	(33,086,135)	969,475,496	(774,956,218)
Distributions to shareholders:
Total distributions	(3,335,403)	(10,109,923)	(103,313,728)	(244,921,749)
Increase (decrease) in assets from operations and distributions	27,041,960	(43,196,058)	866,161,768	(1,019,877,967)
Share transactions:
Proceeds from sale of shares	1,123,363	1,319,728	29,812,242	46,867,193
Value of distributions reinvested	2,845,714	8,739,289	83,869,293	199,361,109
Cost of shares redeemed	(11,153,754)	(17,765,665)	(256,330,188)	(278,604,671)
Net increase (decrease) from share transactions	(7,184,677)	(7,706,648)	(142,648,653)	(32,376,369)
Contribution from affiliate (Note 5)	—	—	—	—
Total increase (decrease) in net assets	19,857,283	(50,902,706)	723,513,115	(1,052,254,336)
Net Assets
Beginning of year	153,896,751	204,799,457	2,912,901,478	3,965,155,814
End of year	$ 173,754,034	$ 153,896,751	$ 3,636,414,593	$ 2,912,901,478
Changes in Fund Shares
Shares sold	48,534	57,624	431,748	682,298
Issued for distributions reinvested	116,342	414,965	1,095,731	3,419,573
Shares redeemed	(481,778)	(796,024)	(3,752,164)	(4,109,858)
Net increase (decrease) in fund shares	(316,902)	(323,435)	(2,224,685)	(7,987)
The accompanying Notes are an integral part of these financial statements.
110	Statements of Changes in Net Assets

Elfun Diversified Fund		Elfun Tax-Exempt Income Fund
Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022

$ 4,263,218	$ 3,341,934	$ 34,460,274	$ 32,745,446
(16,623)	2,862,030	(22,004,512)	(38,399,737)
21,358,866	(38,242,543)	39,230,213	(97,949,642)
25,605,461	(32,038,579)	51,685,975	(103,603,933)

(4,450,469)	(12,253,898)	(39,868,126)	(39,613,148)
21,154,992	(44,292,477)	11,817,849	(143,217,081)

3,675,600	4,806,152	17,516,652	27,813,701
3,924,811	10,857,841	28,676,526	28,329,020
(18,223,226)	(17,081,582)	(95,357,812)	(116,189,891)
(10,622,815)	(1,417,589)	(49,164,634)	(60,047,170)
—	—	17,942	—
10,532,177	(45,710,066)	(37,328,843)	(203,264,251)

166,005,944	211,716,010	1,047,236,434	1,250,500,685
$ 176,538,121	$ 166,005,944	$ 1,009,907,591	$ 1,047,236,434

200,733	245,078	1,723,651	2,667,177
204,524	637,197	2,844,784	2,728,399
(993,874)	(896,699)	(9,471,668)	(11,098,604)
(588,617)	(14,424)	(4,903,233)	(5,703,028)
The accompanying Notes are an integral part of these financial statements.
Statements of Changes in Net Assets	111

Elfun Funds
Statements of Changes in Net Assets
	Elfun Income Fund		Elfun Government Money Market Fund
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 5,332,780	$ 4,480,057	$ 7,151,168	$ 2,245,052
Net realized gain (loss) on investments, futures and swap contracts	(8,327,799)	(10,985,019)	28	211
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	11,185,860	(22,359,867)	—	—
Net increase (decrease) from operations	8,190,841	(28,864,829)	7,151,196	2,245,263
Distributions to shareholders:
Total distributions	(5,736,339)	(7,501,246)	(7,151,430)	(2,245,052)
Increase (decrease) in assets from operations and distributions	2,454,502	(36,366,075)	(234)	211
Share transactions:
Proceeds from sale of shares	3,850,491	10,181,575	49,228,579	76,139,491
Value of distributions reinvested	4,551,271	6,014,489	6,813,329	2,101,565
Cost of shares redeemed	(25,099,421)	(38,368,027)	(68,107,558)	(61,544,131)
Net increase (decrease) from share transactions	(16,697,659)	(22,171,963)	(12,065,650)	16,696,925
Total increase (decrease) in net assets	(14,243,157)	(58,538,038)	(12,065,884)	16,697,136
Net Assets
Beginning of year	160,286,260	218,824,298	159,127,466	142,430,330
End of year	$ 146,043,103	$ 160,286,260	$ 147,061,582	$ 159,127,466
Changes in Fund Shares
Shares sold	402,137	943,220	49,228,578	76,139,492
Issued for distributions reinvested	472,181	598,767	6,813,329	2,101,565
Shares redeemed	(2,610,193)	(3,722,118)	(68,107,558)	(61,544,131)
Net increase (decrease) in fund shares	(1,735,875)	(2,180,131)	(12,065,651)	16,696,926
The accompanying Notes are an integral part of these financial statements.
112	Statements of Changes in Net Assets

Elfun Funds
Notes to Financial Statements — December 31, 2023
1. Organization of the Funds
The Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (each, a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is a diversified investment company within the meaning of the 1940 Act.
Under each Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
2.Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•	Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
Notes to Financial Statements	113

Elfun Funds
Notes to Financial Statements, continued — December 31, 2023
•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023 is disclosed in each Fund’s Schedule of Investments.
114	Notes to Financial Statements

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Investment Transactions and Income Recognition Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.
Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Certain Funds may invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or the Adviser’s estimates of such re-designations for which actual information has not yet been reported.
Expenses Fund specific expenses are charged to the Fund that incurs such expenses. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. Expenses that are not Fund specific are allocated pro rata across the Funds.
Foreign Currency Translation The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
Distributions Distributions from net investment income, if any, are declared daily and paid monthly for the Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund and declared and paid annually for the Eflun International Equity Fund, Elfun Trusts and Elfun Diversified Income Fund.
Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities During the period, the Elfun Diversified Fund and Elfun Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the applicable Fund’s Schedule of Investments. A Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, a Fund identifies securities as
Notes to Financial Statements	115

Elfun Funds
Notes to Financial Statements, continued — December 31, 2023 segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To-Be-Announced Transactions Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
A Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll”. In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Repurchase Agreements Certain Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s the principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2023, the Elfun Government Money Market Fund had invested in repurchase agreements with the gross values of $61,124,000 and associated collateral equal to $62,347,501.
4.Derivative Financial Instruments
Futures Contracts Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
116	Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2023
During the fiscal year ended December 31, 2023, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
Elfun International Equity Fund	Equitization of Cash
Elfun Diversified Fund	Management of Interest Rate Risk and Equitization of Cash
Elfun Income Fund	Management of Interest Rate Risk
Credit Default Swaps During the fiscal year ended December 31, 2023, the Elfun Diversified Fund and Elfun Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation.
As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
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Elfun Funds
Notes to Financial Statements, continued — December 31, 2023
The following tables summarize the value of the Funds’ derivative instruments as of December 31, 2023 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 21,025	$ —	$ 21,025
Elfun Diversified Fund
Futures Contracts	$ 470,804	$ —	$ —	$ 17,852	$ —	$ 488,656
Swap Contracts	—	—	75,398	—	—	75,398
Elfun Income Fund
Futures Contracts	$ 1,389,405	$ —	$ —	$ —	$ —	$ 1,389,405
Swap Contracts	—	—	208,293	—	—	208,293

Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 166,377	$ —	$ 166,377
Elfun Diversified Fund
Futures Contracts	$ (630,155)	$ —	$ —	$ 46,244	$ —	$ (583,911)
Swap Contracts	—	—	210,019	—	—	210,019
Elfun Income Fund
Futures Contracts	$ (1,701,442)	$ —	$ —	$ —	$ —	$ (1,701,442)
Swap Contracts	—	—	509,179	—	—	509,179

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Elfun International Equity Fund
Futures Contracts	$ —	$ —	$ —	$ 27,002	$ —	$ 27,002
Elfun Diversified Fund
Futures Contracts	$ 474,011	$ —	$ —	$ 31,435	$ —	$ 505,446
Swap Contracts	—	—	(41,324)	—	—	(41,324)
Elfun Income Fund
Futures Contracts	$ 1,342,451	$ —	$ —	$ —	$ —	$ 1,342,451
Swap Contracts	—	—	(79,001)	—	—	(79,001)
118	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2023
5.Fees and Transactions with Affiliates
Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of each Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of each Fund. The Management Fee is stated in the following schedule:
Fund	Management Fee
Elfun International Equity Fund	0.21%
Elfun Trusts	0.14%
Elfun Diversified Fund	0.17%
Elfun Tax-Exempt Income Fund	0.16%
Elfun Income Fund	0.17%
Elfun Government Money Market Fund	0.10%
SSGA FM is contractually obligated until April 30, 2024 to waive its Management Fee and/or reimburse certain expenses for the Elfun Diversified Fund and Elfun Income Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from each Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to April 30, 2024 except with approval of the Board.
Amounts waived or reimbursed are included in the respective Statement of Operations.
Each of the Adviser and certain of its affiliates (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Elfun Government Money Market Fund to the extent necessary to attempt to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a ”Voluntary Reduction”). Under an agreement with the Service Providers relating to the Voluntary Reduction, the Elfun Government Money Market Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Elfun Government Money Market Fund. A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Elfun Government Money Market Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Elfun Government Money Market Fund will be able to avoid a negative yield. Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the year ended December 31, 2023 were $0.
As of December 31, 2023, SSGA FM has not recouped any expenses from the Elfun Government Money Market Fund. Waived/reduced fees subject to potential recovery by year of expiration are as follows:
Expiration Date	Amount
12/31/2024	$233,832
12/31/2025	$ 43,973
Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Funds. Amounts paid by the Funds to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statements of Operations.
Other Transactions with Affiliates The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2023 are disclosed in the Schedules of Investments.
During the fiscal year ended December 31, 2023, SSGA FM made a contribution of $17,942 to the Elfun Tax-Exempt Income Fund related to a trading matter.
Notes to Financial Statements	119

Elfun Funds
Notes to Financial Statements, continued — December 31, 2023
6.Trustees' Fees
The fees and expenses of each Fund’s trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the year ended December 31, 2023 were as follows:
	U.S. Government Obligations		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Elfun International Equity Fund	$ —	$ —	$ 14,023,758	$ 21,421,076
Elfun Trusts	—	—	714,721,437	928,974,544
Elfun Diversified Fund	17,464,780	21,732,111	52,598,136	57,554,857
Elfun Tax-Exempt Income Fund	—	—	793,508,338	817,171,032
Elfun Income Fund	381,073,547	395,504,055	19,091,609	27,550,764
8.Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to the federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Funds' tax positions and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, paydown gains and losses, futures contracts, swap contracts, straddle loss deferrals, return of capital adjustments, wash sale loss deferrals, and amortization and accretion of premium and discount for financial statement purposes.
The tax character of distributions paid during the fiscal year ended December 31, 2023 were as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$ —	$ 3,335,403	$ —	$ 3,335,403
Elfun Trusts	—	56,486,542	46,827,186	103,313,728
Elfun Diversified Fund	—	3,740,490	709,979	4,450,469
Elfun Tax-Exempt Income Fund	39,197,233	670,893	—	39,868,126
Elfun Income Fund	—	5,736,339	—	5,736,339
Elfun Government Money Market Fund	—	7,151,430	—	7,151,430
120	Notes to Financial Statements

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Notes to Financial Statements, continued — December 31, 2023
The tax character of distributions paid during the fiscal year ended December 31, 2022 was as follows:
Fund	Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Elfun International Equity Fund	$ —	$ 4,234,360	$ 5,875,563	$ 10,109,923
Elfun Trusts	—	41,029,943	203,891,806	244,921,749
Elfun Diversified Fund	—	4,049,986	8,203,912	12,253,898
Elfun Tax-Exempt Income Fund	39,349,026	264,122	—	39,613,148
Elfun Income Fund	—	5,213,578	2,287,668	7,501,246
Elfun Government Money Market Fund	—	2,245,052	—	2,245,052
At December 31, 2023, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
Elfun International Equity Fund	$ 58,234	$ —	$ (1,127,928)	$ —	$ 51,685,809	$—	$ 50,616,115
Elfun Trusts	4,563,844	—	—	28,663,863	1,974,373,296	—	2,007,601,003
Elfun Diversified Fund	652,785	—	—	1,193,506	23,069,238	—	24,915,529
Elfun Tax-Exempt Income Fund	—	60,437	(103,997,585)	—	10,298,539	—	(93,638,609)
Elfun Income Fund	16,758	—	(19,805,726)	—	(8,927,831)	—	(28,716,799)
Elfun Government Money Market Fund	32	—	—	—	—	—	32
As of December 31, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:
Fund	Non-Expiring Short Term	Non-Expiring Long Term
Elfun International Equity Fund	$ —	$ 1,127,928
Elfun Tax-Exempt Income Fund	47,192,459	56,805,126
Elfun Income Fund	7,189,579	12,616,147
As of December 31, 2023, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Elfun International Equity Fund	$ 121,983,542	$ 56,013,765	$ 4,351,744	$ 51,662,021
Elfun Trusts	1,660,696,076	1,987,000,244	12,626,949	1,974,373,295
Elfun Diversified Fund	159,824,579	27,137,917	4,073,828	23,064,089
Elfun Tax-Exempt Income Fund	1,004,076,997	22,949,226	12,650,687	10,298,539
Elfun Income Fund	167,165,641	1,991,793	10,919,624	(8,927,831)
Elfun Government Money Market Fund	149,979,732	—	—	—
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Elfun Funds
Notes to Financial Statements, continued — December 31, 2023
9.Line of Credit
The Funds (excluding the Elfun Government Money Market Fund) and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $180 million of a $960 million ($200 million of $1.275 billion prior to October 5, 2023) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2024 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2023.
10.Risks
Concentration Risk As a result of a Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of a Fund's investments more than if a Fund was more broadly diversified.
Interest Rate Risk The risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of a Fund’s investments. The U.S. Federal Reserve has been engaged in an aggressive campaign to raise interest rates in an effort to combat historically high levels of inflation. Interest rate increases may continue. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian
122	Notes to Financial Statements

Elfun Funds
Notes to Financial Statements, continued — December 31, 2023 securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
Credit Risk A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.
Market Risk A Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
11.Recent Accounting Pronouncement
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2206 Reference Rate Reform (Topic 848). ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12.Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
Notes to Financial Statements	123

Elfun Funds
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Government Money Market Fund (collectively referred to as the “Funds”), including the schedules of investments, as of December 31, 2023, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds at December 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 23, 2024
124	Report of Independent Registered Public Accounting Firm

Elfun Funds
Other Information — December 31, 2023 (Unaudited)
Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for their fiscal year ended December 31, 2023.
Dividends Received Deduction
The Funds report the maximum amount allowable of their net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended December 31, 2023 is considered qualified dividend income and are eligible for reduced tax rates. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Long Term Capital Gains Distributions
Long term capital gain dividends were paid from the Funds during the year ended December 31, 2023:
Amount
Elfun Trusts	$46,827,186
Elfun Diversified Fund	709,979
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by each Fund to its shareholders. For the year ended December 31, 2023, the total amount of foreign taxes that will be passed through are:
Amount
Elfun International Equity Fund	$107,789
The amount of foreign source income earned on the following Fund during the year ended December 31, 2023 was as follows:
Amount
Elfun International Equity Fund	$3,939,298
Tax-Exempt Income
For the fiscal year ended December 31, 2023, the following Fund hereby designates as exempt-interest dividends the amounts set forth, or the amount ultimately treated as exempt-interest dividends:
Amount
Elfun Tax-Exempt Income Fund	$39,197,233
Other Information	125

Elfun Funds
Other Information, continued — December 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Funds have adopted the proxy voting policies of the Adviser. A description of the Funds' proxy voting  policies and procedures that are used by the Funds' Adviser to vote proxies relating to Funds' portfolio of securities are available (i) without charge, upon request, by calling 1-800-242-0134 (toll free) and (ii) on the SEC’s website at www.sec.gov. Information regarding how the Funds voted for the prior 12-month period ended June 30 is available by August 31 of each year by calling the same number and on the SEC's website, at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
With the exception of the Elfun Government Money Market Fund, following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the SEC’s website at www.sec.gov and on the Funds’ website at www.ssga.com. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-800-242-0134 (toll free).
Monthly Portfolio Schedule
The Elfun Government Money Market Fund files its portfolio holdings monthly with the SEC on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at www.sec.gov. The Fund’s monthly portfolio holdings are available at the Fund’s website at www.ssga.com.
126	Other Information

Elfun Funds
Other Information, continued — December 31, 2023 (Unaudited)
TRUSTEES AND OFFICERS
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Chairperson of the Board	Term: Indefinite Appointed: 4/16 Elected: 6/16	Associate Justice of the Superior Court, Commonwealth of Massachusetts (2002 – May 2010); Partner, Riley, Burke & Donahue, L.L.P. (law firm) (1985 – 2002); Independent Director, State Street Global Advisors Europe (investment company) (1998 – 2023); Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc) (1998 – 2023); Independent Director, SSGA Fixed Income plc (January 2009 – present); and Independent Director, SSGA Qualified Funds plc (January 2009 – 2019).	54	Board Director and Chairman,
SSGA SPDR ETFs Europe I, plc Board (2011 – March 2023); Board Director and Chairman, SPDR Europe II, plc (2013 – March 2023). Board Director,
State Street Liquidity plc
(1998 – March 2023).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Elected: 12/18	Executive, Kleinfeld Bridal Corp. (January 2023 – present); Senior Advisor to NGN Capital LLC (January 2020 – present); Managing General Partner, NGN Capital LLC (2006 – December 2019).	54	Director of Kleinfeld Bridal
Corp. (January 2016 – present);
Trustee of Neuroscience
Research Institute (1986 – 2017); Trustee of Fordham
University (1989 – 1995 and
2001 – 2007) and Trustee
Emeritus (2007 – present);
Trustee and Independent Chairperson of GE Funds (1993 – February 2011); Director, Muscular Dystrophy Association (2019-present);
Trustee of Gregorian
University Foundation (1992 –
2007); Chairman of the Board of Directors, Vivaldi Biosciences Inc. (May 2017 – present); Chairman of the Supervisory Board, Vivaldi Biosciences AG. (May 2017 – present); Trustee, Gallim Dance (December 2021 – present).
Other Information	127

Elfun Funds
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Trustee, Chairperson of the Audit Committee, Vice-Chairperson of the Nominating Committee and Vice-Chairperson of the Governance Committee	Term: Indefinite Elected: 12/18	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	54	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Chairperson of the Valuation Committee	Term: Indefinite Appointed: 7/16 Elected: 12/18	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	54	None.

Margaret McLaughlin c/o SSGA Funds Management,Inc. One Iron Street Boston,MA 02210 YOB: 1967	Trustee, Vice-Chairperson of the Audit Committee and Vice-Chairperson of the Qualified Legal Compliance Committee	Term: Indefinite Appointed: 9/22	Consultant,Bates Group(consultants)(September 2020 – January 2023) consultant,Madison Dearborn Partners (private equity)(2019 – 2020) General Counsel/CCO, kramer Van Krik Credit strategies L.P./Mariana Systems LLC (Investment Adviser/SaaS Technology)(2011 – 2019)	54	Director,Manning & Naiper Fund Inc(2021 – 2022)
George M. Pereira c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1964	Trustee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Indefinite Appointed: 9/22	Chief Operating Officer (January 2011 – September 2020) and Chief Financial Officer (November 2004 – September 2020), Charles Schwab Investment Management.	54	Director, Pave Finance Inc. (May 2023 – present);
Director, Pacific Premier
Bancorp,Pacific Premier Bank(2021 – present)
Director, Charles Schwab
Asset Management (Ireland) Ltd.,
& Charles Schwab Worldwide Funds plc. (2005 – 2020);
Director, Rotaplast International, Inc.
					. (non-profit providing free medical services to children worldwide) (2012 – 2018).
128	Other Information

Elfun Funds
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES (continued)
Mark E. Swanson c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1963	Trustee and Vice-Chairperson of the Valuation Committee	Term: Indefinite Appointed: 3/23	Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Funds (“RIF”) (1998 – 2022); Global Head of Fund Services, Russell Investments (2013 – 2022); Treasurer, Chief Accounting Officer and Chief Financial Officer, Russell Investment Company (“RIC”) (1998 – 2022); President and Chief Executive Officer, RIF (2016 – 2017 and 2020 – 2022); President and Chief Executive Officer, RIC (2016 – 2017 and 2020 – 2022).	54	Director and President, Russell Investments Fund Services, LLC (2010 – 2023); Director, Russell Investment Management, LLC, Russell Investments Trust Company and Russell Investments Financial Services, LLC (2010 – 2023).

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.
Other Information	129

Elfun Funds
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS
Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	President and Principal Executive Officer; Deputy Treasurer	Term: Indefinite Served: since 10/12 Term: Indefinite Served: since 5/23	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite served:since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite served: since7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President.

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite served:since 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite served:since 7/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present).

David K. Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite served: since 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).*

John Bettencourt SSGA Funds Management, Inc. One Iron Street Boston MA 02210 YOB:1976	Assistant Treasurer	Term: Indefinite served: since 5/22	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.(March 2020 – present); Assistant Vice President, State Street Global Advisors (June 2007 – March 2020).
130	Other Information

Elfun Funds
Other Information, continued — December 31, 2023 (Unaudited)
Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued)

Vedran Vukovic SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Treasurer	Term: Indefinite Served: since 2/24	Vice President, State Street Global Advisors (2023 – present); Assistant Vice President, Brown Brothers Harriman & Co. (2011 – 2023).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite served: since 7/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Andrew J. DeLorme SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1975	Chief Legal Officer	Term: Indefinite Served: since 2/24	Managing Director and Managing Counsel, State Street Global Advisors (March 2023 – present); Counsel, K&L Gates (February 2021 – March 2023); Vice President and Senior Counsel, State Street Global Advisors (August 2014 – February 2021).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite served: since 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President and Counsel, Eaton Vance Corp. (October 2010 – October 2019).

E. Gerard Maiorana, Jr. SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Secretary	Term: Indefinite Served: since 5/23	Assistant Vice President, State Street Global Advisors (July 2014 – present).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.
Other Information	131

Trustees
Patrick J. Riley, Chairperson
John R. Costantino
Michael A. Jessee
Margaret McLaughlin
George M. Pereira
Donna M. Rapaccioli
Mark E. Swanson
Officers
Ann M. Carpenter, President and Principal Executive Officer; Deputy Treasurer
Bruce S. Rosenberg, Treasurer and Principal Financial Officer
Chad C. Hallett, Deputy Treasurer
Darlene Anderson-Vasquez, Deputy Treasurer
Arthur A. Jensen, Deputy Treasurer
David Lancaster, Assistant Treasurer
John Bettencourt, Assistant Treasurer
Vedran Vukovic, Assistant Treasurer
Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer, Code of Ethics Compliance Officer
Andrew J. DeLorme, Chief Legal Officer
David Barr, Secretary
E. Gerard Maiorana, Jr., Assistant Secretary
David Urman, Assistant Secretary
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, Massachusetts 02210
Custodian and Sub-Administrator
State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Elfun Trusts (the “Fund,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. The Code is combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees (the “Board”) has determined that the Fund has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Mr. John R. Costantino, Mr. George M. Pereira, Mr. Mark E. Swanson and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements or services normally provided by E&Y in connection with the Registrant’s statutory and regulatory filings and engagements were $28,788 and $28,788, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees for assurance and related services by E&Y that were reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ending December 31, 2023 and December 31, 2022 the aggregate tax fees billed for professional services rendered by E&Y for the review of year-end distribution requirements were $2,776 and $2,776, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2023 and December 31, 2022, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Registrant, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that (i) relate directly to the operations and financial reporting of the Registrant and (ii) were pre-approved by the Registrant’s Audit Committee were approximately $9,540,002 and $9,327,125, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Fund’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2023 and December 31, 2022, the aggregate non-audit fees billed by E&Y for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $39,000,000 and $38,000,000, respectively.

(h)

E&Y notified the Fund’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Fund, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Fund’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELFUN TRUSTS

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date:	March 7, 2024

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 7, 2024